UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05628

Name of Registrant: Vanguard Malvern Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1: Schedule of Investments

Vanguard U.S. Value Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
Common Stocks (99.3%)1
Communication Services (6.7%)
	AT&T Inc.	762,283	21,756
	Verizon Communications Inc.	304,031	17,093
	Comcast Corp. Class A	294,371	10,023
	Walt Disney Co.	80,523	8,829
*	Liberty Media Corp-Liberty SiriusXM Class A	228,503	8,409
*,^	Sirius XM Holdings Inc.	1,117,139	6,379
	New York Times Co. Class A	240,294	5,356
*	T-Mobile US Inc.	72,902	4,637
*	United States Cellular Corp.	63,408	3,295
*	Glu Mobile Inc.	368,621	2,975
	Telephone & Data Systems Inc.	70,233	2,286
*	Madison Square Garden Co. Class A	3,486	933
	ATN International Inc.	11,326	810
	AMC Entertainment Holdings Inc. Class A	54,333	667
*,^	Frontier Communications Corp.	223,626	532
			93,980
Consumer Discretionary (5.5%)
*	Deckers Outdoor Corp.	69,282	8,865
	Darden Restaurants Inc.	81,725	8,161
*	Crocs Inc.	277,060	7,198
	Abercrombie & Fitch Co.	306,629	6,148
	Lear Corp.	49,519	6,084
	Las Vegas Sands Corp.	114,758	5,973
*	Urban Outfitters Inc.	175,944	5,841
	Brinker International Inc.	124,859	5,491
	Best Buy Co. Inc.	87,831	4,652
	Tailored Brands Inc.	300,150	4,094
	McDonald’s Corp.	21,034	3,735
	Dine Brands Global Inc.	45,528	3,066
*	Stoneridge Inc.	97,096	2,394
	Signet Jewelers Ltd.	49,797	1,582
	Aptiv plc	16,984	1,046
*	Visteon Corp.	10,684	644
	General Motors Co.	15,641	523
*	Modine Manufacturing Co.	47,761	516
*	Ascena Retail Group Inc.	165,114	415
*	Fossil Group Inc.	24,750	389
	Standard Motor Products Inc.	7,315	354
	Yum! Brands Inc.	3,460	318
			77,489
Consumer Staples (7.2%)
	Procter & Gamble Co.	203,711	18,725
	Kroger Co.	380,375	10,460
	PepsiCo Inc.	90,422	9,990
	Lamb Weston Holdings Inc.	128,813	9,476
*	Herbalife Nutrition Ltd.	155,829	9,186
	Archer-Daniels-Midland Co.	203,294	8,329
	Walmart Inc.	74,174	6,909

	Philip Morris International Inc.	83,343	5,564
	Cal-Maine Foods Inc.	108,546	4,592
	Tyson Foods Inc. Class A	69,557	3,714
	Conagra Brands Inc.	144,120	3,078
	Nu Skin Enterprises Inc. Class A	40,783	2,501
*	US Foods Holding Corp.	76,983	2,436
	Walgreens Boots Alliance Inc.	35,477	2,424
*	Simply Good Foods Co.	123,146	2,328
*	BJ’s Wholesale Club Holdings Inc.	78,953	1,750
*	Edgewell Personal Care Co.	7,253	271
			101,733
Energy (9.1%)
	Chevron Corp.	286,223	31,138
	Exxon Mobil Corp.	377,188	25,720
	ConocoPhillips	264,127	16,468
	Occidental Petroleum Corp.	191,163	11,734
	HollyFrontier Corp.	134,502	6,876
	PBF Energy Inc. Class A	193,818	6,332
	Valero Energy Corp.	81,779	6,131
*	Continental Resources Inc.	128,335	5,158
*	Whiting Petroleum Corp.	184,858	4,194
*	Denbury Resources Inc.	2,357,441	4,031
*	W&T Offshore Inc.	975,647	4,020
	Phillips 66	27,425	2,363
*	Renewable Energy Group Inc.	73,852	1,898
*	California Resources Corp.	57,278	976
*	CONSOL Energy Inc.	22,203	704
			127,743
Financials (22.7%)
	JPMorgan Chase & Co.	452,628	44,186
*	Berkshire Hathaway Inc. Class B	178,595	36,466
	Bank of America Corp.	980,304	24,155
	Wells Fargo & Co.	334,271	15,403
	Aflac Inc.	275,145	12,536
	Morgan Stanley	290,457	11,517
	Allstate Corp.	130,313	10,768
	Capital One Financial Corp.	138,994	10,507
	SunTrust Banks Inc.	179,624	9,060
	Citigroup Inc.	170,436	8,873
	T. Rowe Price Group Inc.	93,716	8,652
	Fifth Third Bancorp	363,719	8,558
	Torchmark Corp.	111,509	8,311
	Regions Financial Corp.	614,456	8,221
	Ally Financial Inc.	359,583	8,148
	Comerica Inc.	110,027	7,558
	Zions Bancorp NA	169,442	6,903
	E*TRADE Financial Corp.	153,341	6,729
	TCF Financial Corp.	335,346	6,536
	Universal Insurance Holdings Inc.	162,706	6,170
	Ameriprise Financial Inc.	54,042	5,640
	Popular Inc.	107,904	5,095
*	SVB Financial Group	26,182	4,972
	OFG Bancorp	263,728	4,341
	Kemper Corp.	57,467	3,815
	Greenhill & Co. Inc.	137,356	3,351
	MetLife Inc.	77,564	3,185

	CME Group Inc.	13,057	2,456
	Commerce Bancshares Inc.	42,705	2,407
	American Equity Investment Life Holding Co.	84,047	2,348
	Citizens Financial Group Inc.	78,435	2,332
	Alleghany Corp.	3,703	2,308
	Santander Consumer USA Holdings Inc.	129,783	2,283
	Assured Guaranty Ltd.	55,962	2,142
	Hanover Insurance Group Inc.	16,822	1,964
*	Blucora Inc.	71,864	1,914
*	Ambac Financial Group Inc.	88,766	1,530
	Bank of NT Butterfield & Son Ltd.	48,605	1,524
	BB&T Corp.	25,620	1,110
	Federal Agricultural Mortgage Corp.	18,311	1,107
	Primerica Inc.	10,922	1,067
	HCI Group Inc.	17,918	910
*	OneMain Holdings Inc.	32,075	779
*	Enova International Inc.	37,962	739
	US Bancorp	15,262	697
	First BanCorp	46,712	402
*	On Deck Capital Inc.	50,527	298
			319,973
Health Care (15.2%)
	Pfizer Inc.	767,285	33,492
	Johnson & Johnson	220,594	28,468
	Merck & Co. Inc.	362,941	27,732
	Anthem Inc.	58,919	15,474
*	Cigna Corp.	74,002	14,054
	Abbott Laboratories	181,567	13,133
	Bristol-Myers Squibb Co.	242,227	12,591
*	Haemonetics Corp.	85,466	8,551
	Humana Inc.	29,440	8,434
	HCA Healthcare Inc.	67,342	8,381
*	Molina Healthcare Inc.	59,814	6,952
*	IQVIA Holdings Inc.	46,495	5,401
	Medtronic plc	55,356	5,035
*	Enanta Pharmaceuticals Inc.	61,561	4,360
	Baxter International Inc.	55,288	3,639
	McKesson Corp.	30,711	3,393
	Amgen Inc.	16,037	3,122
*	Integer Holdings Corp.	35,400	2,700
*	CareDx Inc.	82,979	2,086
*	Medpace Holdings Inc.	35,233	1,865
	Thermo Fisher Scientific Inc.	4,246	950
*	ArQule Inc.	318,038	881
*	REGENXBIO Inc.	19,327	811
*	Endo International plc	73,613	537
*	Acorda Therapeutics Inc.	31,862	496
	CVS Health Corp.	7,211	472
*	MacroGenics Inc.	34,537	439
			213,449
Industrials (7.8%)
	Honeywell International Inc.	78,855	10,418
*	United Continental Holdings Inc.	107,289	8,983
*	HD Supply Holdings Inc.	222,569	8,351
	Caterpillar Inc.	65,272	8,294
*	FTI Consulting Inc.	120,334	8,019

	WW Grainger Inc.	28,276	7,984
	Lockheed Martin Corp.	29,453	7,712
	Textron Inc.	138,518	6,370
	Pentair plc	137,952	5,212
*	Vicor Corp.	128,414	4,853
	ArcBest Corp.	130,919	4,485
*,^	Enphase Energy Inc.	682,623	3,229
	GrafTech International Ltd.	258,624	2,959
^	ADT Inc.	388,822	2,337
	SkyWest Inc.	52,064	2,315
	United Technologies Corp.	20,867	2,222
	Expeditors International of Washington Inc.	30,014	2,044
	Global Brass & Copper Holdings Inc.	60,757	1,528
	Allison Transmission Holdings Inc.	32,313	1,419
*	Meritor Inc.	69,335	1,172
*	Harsco Corp.	54,845	1,089
	Delta Air Lines Inc.	21,576	1,077
*	Hub Group Inc. Class A	28,764	1,066
*	Echo Global Logistics Inc.	50,448	1,026
	Heidrick & Struggles International Inc.	27,371	854
	Navigant Consulting Inc.	33,166	798
*	XPO Logistics Inc.	13,811	788
	DMC Global Inc.	22,273	782
	PACCAR Inc.	13,678	782
	Quad/Graphics Inc.	30,183	372
	National Presto Industries Inc.	2,981	348
*	Veritiv Corp.	11,981	299
*	BMC Stock Holdings Inc.	17,542	271
	Insteel Industries Inc.	11,168	271
			109,729
Information Technology (9.6%)
	Intel Corp.	525,848	24,678
	Cisco Systems Inc.	373,716	16,193
	HP Inc.	572,066	11,704
	Microsoft Corp.	95,970	9,748
	QUALCOMM Inc.	162,749	9,262
	Booz Allen Hamilton Holding Corp. Class A	180,412	8,131
	CDW Corp.	87,054	7,056
	NetApp Inc.	107,139	6,393
*	Advanced Micro Devices Inc.	313,060	5,779
*	CACI International Inc. Class A	38,139	5,493
	Oracle Corp.	117,870	5,322
*	ON Semiconductor Corp.	295,392	4,877
	VMware Inc. Class A	21,417	2,937
*	Unisys Corp.	226,349	2,632
*	Cardtronics plc Class A	99,558	2,589
*	SMART Global Holdings Inc.	86,156	2,559
*	Ciena Corp.	68,922	2,337
*	Insight Enterprises Inc.	43,569	1,775
	Comtech Telecommunications Corp.	48,147	1,172
*	Calix Inc.	90,210	880
*	eGain Corp.	126,191	829
*	Micron Technology Inc.	25,554	811
*	Dell Technologies Inc.	13,405	655
*	NeoPhotonics Corp.	92,703	601

PC Connection Inc.	9,593	285
		134,698
Materials (3.8%)
CF Industries Holdings Inc.	210,225	9,147
Mosaic Co.	272,783	7,968
Freeport-McMoRan Inc.	764,977	7,887
DowDuPont Inc.	115,602	6,182
Warrior Met Coal Inc.	220,042	5,305
LyondellBasell Industries NV Class A	55,738	4,635
Louisiana-Pacific Corp.	204,951	4,554
Linde plc	20,748	3,238
Ball Corp.	52,168	2,399
* Verso Corp.	86,976	1,948
Commercial Metals Co.	66,000	1,057
		54,320
Real Estate (5.1%)
Omega Healthcare Investors Inc.	243,605	8,563
Medical Properties Trust Inc.	475,548	7,647
Simon Property Group Inc.	45,455	7,636
Park Hotels & Resorts Inc.	289,113	7,511
Spirit Realty Capital Inc.	206,403	7,276
Weyerhaeuser Co.	307,996	6,733
CubeSmart	177,101	5,081
Xenia Hotels & Resorts Inc.	258,420	4,445
Uniti Group Inc.	280,471	4,367
Rayonier Inc.	137,701	3,813
Sabra Health Care REIT Inc.	229,231	3,778
* Forestar Group Inc.	132,160	1,830
CorEnergy Infrastructure Trust Inc.	54,069	1,788
CoreCivic Inc.	44,117	787
NorthStar Realty Europe Corp.	40,936	595
Hospitality Properties Trust	22,662	541
		72,391
Utilities (6.6%)
NextEra Energy Inc.	100,010	17,384
Exelon Corp.	291,817	13,161
FirstEnergy Corp.	279,871	10,509
Entergy Corp.	117,731	10,133
NRG Energy Inc.	241,775	9,574
AES Corp.	641,790	9,280
UGI Corp.	148,708	7,934
Ameren Corp.	62,731	4,092
Clearway Energy Inc.	219,170	3,781
IDACORP Inc.	22,155	2,062
National Fuel Gas Co.	34,775	1,780
Clearway Energy Inc. Class A	74,850	1,266
Otter Tail Corp.	25,208	1,251
		92,207
Total Common Stocks (Cost $1,330,578)		1,397,712

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.1%)1
Money Market Fund (1.0%)
2,3	Vanguard Market Liquidity Fund	2.530%		141,410	14,141

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	2.479%	5/9/19	800	793
Total Temporary Cash Investments (Cost $14,933)					14,934
Total Investments (100.4%) (Cost $1,345,511)					1,412,646
Other Assets and Liabilities-Net (-0.4%)3					(5,776)
Net Assets (100%)					1,406,870

*  Non-income-producing security.

^  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,720,000.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $9,258,000 of collateral received for securities on loan.

4  Securities with a value of $595,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	76	9,520	69

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using

U.S. Value Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	1,397,712	—	—
Temporary Cash Investments	14,141	793	—
Futures Contracts—Assets[1]	59	—	—
Total	1,411,912	793	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Capital Value Fund

Schedule of Investments (unaudited)

As of December 31, 2018

	Shares	Market Value ($000)
Common Stocks (98.9%)
Communication Services (6.2%)
Verizon Communications Inc.	440,994	24,793
Comcast Corp. Class A	570,180	19,414
		44,207
Consumer Discretionary (4.1%)
* Skechers U.S.A. Inc. Class A	363,200	8,313
General Motors Co.	239,617	8,015
Newell Brands Inc.	385,248	7,162
Expedia Group Inc.	51,281	5,777
		29,267
Consumer Staples (6.9%)
Walgreens Boots Alliance Inc.	224,819	15,362
Philip Morris International Inc.	166,758	11,133
British American Tobacco plc	265,115	8,436
Kroger Co.	214,459	5,897
Archer-Daniels-Midland Co.	119,300	4,888
Coty Inc. Class A	526,801	3,456
		49,172
Energy (12.1%)
Chevron Corp.	138,743	15,094
Canadian Natural Resources Ltd.	523,161	12,624
Enbridge Inc.	350,900	10,906
Cimarex Energy Co.	142,099	8,760
Halliburton Co.	268,487	7,136
Anadarko Petroleum Corp.	143,758	6,302
Diamondback Energy Inc.	65,677	6,088
* Concho Resources Inc.	59,165	6,082
Tenaris SA ADR	262,089	5,588
Marathon Oil Corp.	384,487	5,514
* Laredo Petroleum Inc.	572,200	2,071
		86,165
Financials (18.0%)
MetLife Inc.	594,291	24,401
Citigroup Inc.	370,988	19,314
Wells Fargo & Co.	411,767	18,974
American International Group Inc.	283,778	11,184
PNC Financial Services Group Inc.	94,790	11,082
Unum Group	360,321	10,586
RenaissanceRe Holdings Ltd.	64,764	8,659
Voya Financial Inc.	162,676	6,530
Bank OZK	282,358	6,446
CNO Financial Group Inc.	379,081	5,641
Lancashire Holdings Ltd.	680,265	5,250
		128,067
Health Care (13.0%)
CVS Health Corp.	235,473	15,428
Bristol-Myers Squibb Co.	223,916	11,639
Koninklijke Philips NV	302,597	10,624

	McKesson Corp.	95,873	10,591
*	Mylan NV	384,245	10,528
*	Biogen Inc.	27,983	8,421
	Allergan plc	53,689	7,176
*	Seattle Genetics Inc.	112,821	6,393
*	Incyte Corp.	97,725	6,214
	AstraZeneca plc ADR	121,600	4,618
*	Five Prime Therapeutics Inc.	90,800	845
			92,477
Industrials (9.0%)
	Southwest Airlines Co.	259,576	12,065
	Steelcase Inc. Class A	640,319	9,496
	Sanwa Holdings Corp.	756,600	8,590
	Herman Miller Inc.	267,492	8,092
	Delta Air Lines Inc.	141,640	7,068
	Fortune Brands Home & Security Inc.	181,051	6,878
	Johnson Controls International plc	224,066	6,644
*	Middleby Corp.	34,400	3,534
*	JELD-WEN Holding Inc.	98,899	1,405
			63,772
Information Technology (10.5%)
	Broadcom Inc.	46,226	11,754
	KLA-Tencor Corp.	117,339	10,501
	Western Digital Corp.	257,767	9,530
	Genpact Ltd.	348,851	9,415
	QUALCOMM Inc.	154,231	8,777
	Amdocs Ltd.	136,212	7,979
	Samsung Electronics Co. Ltd.	175,819	6,121
	Marvell Technology Group Ltd.	327,239	5,298
*	Coherent Inc.	49,558	5,239
			74,614
Materials (6.4%)
	Reliance Steel & Aluminum Co.	183,310	13,046
	Celanese Corp. Class A	138,211	12,435
	CRH plc	230,652	6,106
	Nutrien Ltd.	104,900	4,927
	Cabot Corp.	101,900	4,376
*	Alcoa Corp.	157,000	4,173
			45,063
Other (0.1%)
*,§,1	Allstar Co-Invest LLC Private Placement	NA	346

Real Estate (8.3%)
	Host Hotels & Resorts Inc.	766,790	12,782
	Equinix Inc.	29,900	10,541
	Simon Property Group Inc.	51,893	8,717
	Brixmor Property Group Inc.	491,412	7,219
	Columbia Property Trust Inc.	371,864	7,196
	American Tower Corp.	41,816	6,615
	Acadia Realty Trust	252,257	5,994
			59,064
Utilities (4.3%)
	OGE Energy Corp.	244,986	9,601
*	Iberdrola SA	1,028,086	8,255
	Sempra Energy	67,645	7,319

Edison International			93,712	5,320
				30,495
Total Common Stocks (Cost $778,354)				702,709
	Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.0%)
[2] Vanguard Market Liquidity Fund	2.530%		8	1

			Face Amount ($000)
Repurchase Agreement (0.6%)
RBC Capital Markets LLC (Dated 12/31/18, Repurchase Value $4,101,000, collateralized by U.S. Treasury Note/Bond 0.125%, 4/15/19, with a value of $4,182,000)	2.920%	1/2/19	4,100	4,100
Total Temporary Cash Investments (Cost $4,101)				4,101
Total Investments (99.5%) (Cost $782,455)				706,810
Other Assets and Liabilities-Net (0.5%)				3,918
Net Assets (100%)				710,728

*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	Restricted security represents 0.1% of net assets. Shares not applicable for this private placement. See Restricted Security table for additional information.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Restricted Securities as of Period End
Security Name	Acquisition Date	Acquisition Cost ($000)
Allstar Co-Invest LLC Private Placement	August 2011	1,677

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts

		Contract Amount (000)
Counterparty	Contract Settlement Date	Receive			Deliver	Unrealized Appreciation (Depreciation) ($000)
Barclays Bank plc	3/20/19	USD	7,138	JPY	801,276	(220)
Bank of America, N.A.	3/20/19	USD	4,970	EUR	4,348	(45)
						(265)

EUR—Euro.

JPY—Japanese yen.

USD—U.S. dollar.

Capital Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts:  The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Capital Value Fund

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	659,605	42,758	346
Temporary Cash Investments	1	4,100	—
Forward Currency Contracts—Liabilities	—	(265)
Total	659,606	46,593	346

Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
	United States Treasury Inflation Indexed Bonds	2.125%	1/15/19	602,978	708,996
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/19	2,324,954	2,472,702
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	681,099	803,898
	United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	836,653	971,832
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/20	2,325,015	2,453,821
	United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	1,296,576	1,499,953
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	1,488,353	1,712,253
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	2,046,298	2,123,336
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	1,628,325	1,807,026
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	1,810,344	1,962,661
1	United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	2,037,072	2,049,725
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	1,885,941	2,014,306
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	1,906,136	2,016,862
	United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	2,131,321	2,135,636
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	1,906,142	2,025,366
Total U.S. Government and Agency Obligations (Cost $27,352,945)					26,758,373
				Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund (Cost $85,372)	2.530%		853,798	85,380

Total Investments (99.8%) (Cost $27,438,317)					26,843,753
Other Assets and Liabilities-Net (0.2%)					61,523
Net Assets (100%)					26,905,276

1	Securities with a value of $97,000 have been segregated as initial margin for recently closed futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash

Short-Term Inflation-Protected Securities Index Fund

investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at December 31, 2018.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	26,758,373	—
Temporary Cash Investments	85,380	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	85,376	26,758,373	—

1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

Vanguard Institutional Intermediate-Term Bond Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (53.4%)
U.S. Government Securities (16.4%)
	United States Treasury Note/Bond	1.000%	10/15/19	130,000	128,354
	United States Treasury Note/Bond	1.375%	2/15/20	98,015	96,667
	United States Treasury Note/Bond	1.375%	5/31/20	344,800	339,197
	United States Treasury Note/Bond	1.500%	5/31/20	200,000	197,062
1	United States Treasury Note/Bond	1.625%	6/30/20	57,655	56,880
	United States Treasury Note/Bond	2.125%	8/31/20	43,000	42,711
	United States Treasury Note/Bond	2.000%	11/30/20	45,670	45,249
	United States Treasury Note/Bond	2.000%	1/15/21	300	297
	United States Treasury Note/Bond	2.125%	1/31/21	406	403
	United States Treasury Note/Bond	1.125%	2/28/21	176,030	170,969
	United States Treasury Note/Bond	2.250%	3/31/21	188,000	187,002
	United States Treasury Note/Bond	2.375%	4/15/21	10,000	9,975
	United States Treasury Note/Bond	1.375%	4/30/21	43,990	42,897
	United States Treasury Note/Bond	1.125%	7/31/21	100	97
	United States Treasury Note/Bond	2.125%	8/15/21	46,699	46,268
	United States Treasury Note/Bond	1.125%	8/31/21	62,000	59,849
2	United States Treasury Note/Bond	2.125%	9/30/21	356,285	352,943
	United States Treasury Note/Bond	2.000%	10/31/21	37,000	36,520
	United States Treasury Note/Bond	2.000%	12/31/21	183,000	180,541
2	United States Treasury Note/Bond	2.125%	12/31/21	103,000	101,986
	United States Treasury Note/Bond	1.500%	1/31/22	10,000	9,716
	United States Treasury Note/Bond	1.875%	2/28/22	100,000	98,203
	United States Treasury Note/Bond	1.750%	3/31/22	27,115	26,505
	United States Treasury Note/Bond	1.750%	4/30/22	58,000	56,659
	United States Treasury Note/Bond	2.125%	6/30/22	12,175	12,030
	United States Treasury Note/Bond	1.625%	8/31/22	20,000	19,400
1	United States Treasury Note/Bond	1.750%	9/30/22	26,500	25,800
	United States Treasury Note/Bond	1.875%	9/30/22	7,341	7,182
3	United States Treasury Note/Bond	1.625%	11/15/22	15,050	14,568
	United States Treasury Note/Bond	2.125%	12/31/22	18,215	17,959
	United States Treasury Note/Bond	1.750%	1/31/23	1,700	1,651
	United States Treasury Note/Bond	2.000%	2/15/23	20,000	19,609
	United States Treasury Note/Bond	2.750%	4/30/23	88,300	89,210
	United States Treasury Note/Bond	1.750%	5/15/23	41,300	40,016
	United States Treasury Note/Bond	2.750%	5/31/23	200	202
	United States Treasury Note/Bond	1.375%	6/30/23	14,500	13,807
	United States Treasury Note/Bond	2.500%	8/15/23	19,860	19,857
	United States Treasury Note/Bond	2.750%	11/15/23	20,000	20,222
	United States Treasury Note/Bond	2.125%	11/30/23	10,000	9,820
	United States Treasury Note/Bond	2.750%	2/15/24	28,820	29,135
	United States Treasury Note/Bond	2.375%	8/15/24	2,500	2,478
	United States Treasury Note/Bond	2.250%	11/15/24	1,500	1,475
	United States Treasury Note/Bond	2.000%	2/15/25	49,065	47,463
	United States Treasury Note/Bond	2.125%	5/15/25	3,300	3,212
	United States Treasury Note/Bond	3.000%	10/31/25	32,200	33,035
	United States Treasury Note/Bond	2.250%	11/15/25	40,050	39,174
	United States Treasury Note/Bond	2.875%	8/15/28	5,000	5,079
					2,759,334

Agency Bonds and Notes (0.5%)
4	AID-Israel	5.500%	12/4/23	250	282
4	AID-Jordan	2.578%	6/30/22	26,500	26,421
5	Federal Home Loan Bank	3.250%	11/16/28	44,900	45,790
6	Federal National Mortgage Assn.	2.875%	10/30/20	9,000	9,047
5	Tennessee Valley Authority	2.250%	3/15/20	6,500	6,468
5	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,271
					89,279
Conventional Mortgage-Backed Securities (31.7%)
6,7	Fannie Mae Pool	2.000%	5/1/28–8/1/28	4,064	3,937
6,7,8	Fannie Mae Pool	2.500%	9/1/27–9/1/46	145,476	142,042
6,7	Fannie Mae Pool	3.000%	2/1/27–2/1/49	343,807	340,610
6,7	Fannie Mae Pool	3.500%	8/1/20–1/1/49	650,624	652,636
6,7,8	Fannie Mae Pool	4.000%	2/1/19–2/1/49	771,564	788,954
6,7,8	Fannie Mae Pool	4.500%	1/1/19–1/1/49	697,249	722,972
6,7,8	Fannie Mae Pool	5.000%	1/1/19–2/1/49	358,309	375,749
6,7	Fannie Mae Pool	5.500%	4/1/19–6/1/40	28,269	30,201
6,7	Fannie Mae Pool	6.000%	3/1/21–11/1/39	15,673	16,875
6,7	Fannie Mae Pool	6.500%	7/1/20–9/1/39	7,658	8,226
6,7	Fannie Mae Pool	7.000%	9/1/28–12/1/38	3,259	3,638
6,7	Fannie Mae Pool	7.500%	8/1/30–6/1/32	238	261
6,7	Fannie Mae Pool	8.000%	7/1/30–1/1/31	13	15
6,7	Fannie Mae Pool	8.500%	12/1/30	8	10
6,7	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	6,155	5,889
6,7	Freddie Mac Gold Pool	2.500%	4/1/27–4/1/43	27,207	26,497
6,7,8	Freddie Mac Gold Pool	3.000%	8/1/26–1/1/49	263,713	258,202
6,7	Freddie Mac Gold Pool	3.500%	8/1/20–7/1/48	432,546	433,761
6,7	Freddie Mac Gold Pool	4.000%	2/1/19–2/1/49	221,909	226,738
6,7	Freddie Mac Gold Pool	4.500%	5/1/19–10/1/47	57,724	60,042
6,7	Freddie Mac Gold Pool	5.000%	3/1/19–8/1/41	13,669	14,398
6,7	Freddie Mac Gold Pool	5.500%	2/1/19–2/1/40	12,219	13,129
6,7	Freddie Mac Gold Pool	6.000%	7/1/20–5/1/40	19,123	20,753
6,7	Freddie Mac Gold Pool	6.500%	2/1/29–9/1/38	3,282	3,521
6,7	Freddie Mac Gold Pool	7.000%	5/1/28–6/1/38	1,838	2,063
6,7	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/32	225	251
6,7	Freddie Mac Gold Pool	8.000%	4/1/30–1/1/31	16	19
7	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	942	901
7	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	37,604	37,124
7	Ginnie Mae I Pool	3.500%	1/15/42–6/15/47	55,123	55,737
7	Ginnie Mae I Pool	4.000%	4/15/39–1/15/45	4,440	4,567
7	Ginnie Mae I Pool	4.500%	9/15/33–12/15/46	30,638	32,112
7	Ginnie Mae I Pool	5.000%	9/15/33–9/15/41	15,090	16,062
7	Ginnie Mae I Pool	5.500%	3/15/31–2/15/41	8,876	9,463
7	Ginnie Mae I Pool	6.000%	12/15/28–3/15/41	3,999	4,277
7	Ginnie Mae I Pool	6.500%	12/15/27–6/15/38	3,251	3,475
7	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	190	203
7	Ginnie Mae I Pool	7.500%	11/15/30–3/15/32	41	45
7	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	48	52
7	Ginnie Mae I Pool	8.500%	7/15/30	19	20
7	Ginnie Mae I Pool	9.000%	5/15/21–7/15/21	2	2
7	Ginnie Mae I Pool	9.500%	10/15/19	—	—
7	Ginnie Mae II Pool	2.500%	3/20/43–12/20/46	4,686	4,460
7	Ginnie Mae II Pool	3.000%	3/20/27–2/1/49	168,747	167,165
7	Ginnie Mae II Pool	3.500%	8/20/42–7/20/48	421,873	425,568
7,8	Ginnie Mae II Pool	4.000%	2/20/34–1/1/49	231,209	236,990
7,8	Ginnie Mae II Pool	4.500%	3/20/33–1/1/49	124,898	129,399
7	Ginnie Mae II Pool	5.000%	5/20/39–2/1/49	27,120	28,976

7	Ginnie Mae II Pool	5.500%	4/20/37–3/20/41	3,590	3,776
7	Ginnie Mae II Pool	6.000%	5/20/36–10/20/41	5,036	5,409
7	Ginnie Mae II Pool	6.500%	3/20/38–7/20/39	63	71
					5,317,243

Nonconventional Mortgage-Backed Securities (4.8%)
6,7,9	Fannie Mae Pool	4.088%	12/1/40	2,463	2,596
6,7,9	Fannie Mae Pool	4.105%	12/1/32	5	6
6,7,9	Fannie Mae Pool	4.130%	5/1/33	47	49
6,7,10	Fannie Mae Pool	4.452%	5/1/33	10	11
6,7,10	Fannie Mae Pool	4.535%	8/1/33	48	50
6,7,10	Fannie Mae Pool	4.644%	7/1/33	97	100
6,7	Fannie Mae REMICS	3.000%	5/25/47–9/25/48	69,325	68,150
6,7,11	Fannie Mae REMICS 2005-45	2.876%	6/25/35	1,650	1,643
6,7,11	Fannie Mae REMICS 2005-95	2.916%	11/25/35	1,807	1,820
6,7,11	Fannie Mae REMICS 2006-46	2.826%	6/25/36	6,220	6,162
6,7,11	Fannie Mae REMICS 2007-4	2.951%	2/25/37	697	697
6,7,11	Fannie Mae REMICS 2012-122	2.906%	11/25/42	2,298	2,297
6,7,11	Fannie Mae REMICS 2013-19	2.806%	9/25/41	3,008	3,010
6,7,11	Fannie Mae REMICS 2013-39	2.856%	5/25/43	2,948	2,948
6,7,11	Fannie Mae REMICS 2015-22	2.806%	4/25/45	2,469	2,457
6,7,11	Fannie Mae REMICS 2016-55	3.006%	8/25/46	4,977	5,017
6,7,11	Fannie Mae REMICS 2016-60	2.756%	9/25/46	9,720	9,606
6,7,11	Fannie Mae REMICS 2016-62	2.906%	9/25/46	9,949	9,971
6,7,11	Fannie Mae REMICS 2016-93	2.856%	12/25/46	19,736	19,652
6,7	Fannie Mae REMICS 2017-109	3.500%	11/25/45	12,834	13,065
6,7	Fannie Mae REMICS 2018-13	3.000%	3/25/48	51,873	51,201
6,7	Fannie Mae REMICS 2018-15	3.500%	10/25/44	14,607	14,772
6,7	Fannie Mae REMICS 2018-58	3.000%	8/25/48	45,465	44,373
6,7	Fannie Mae REMICS 2018-65	3.000%	9/25/48	42,656	41,624
6,7,10	Freddie Mac Non Gold Pool	3.750%	1/1/33	5	5
6,7,10	Freddie Mac Non Gold Pool	3.961%	2/1/33	22	22
6,7	Freddie Mac Non Gold Pool	4.346%	7/1/33	1,411	1,485
6,7,9	Freddie Mac Non Gold Pool	4.360%	9/1/37	8,128	8,564
6,7,9	Freddie Mac Non Gold Pool	4.446%	7/1/35	9,936	10,481
6,7,10	Freddie Mac Non Gold Pool	4.500%	8/1/37	65	67
6,7,10	Freddie Mac Non Gold Pool	4.815%	10/1/32	14	14
6,7,11	Freddie Mac REMICS	2.805%	11/15/36–8/15/43	4,521	4,505
6,7,11	Freddie Mac REMICS	2.815%	11/15/36	1,626	1,620
6,7,11	Freddie Mac REMICS	2.905%	6/15/42	834	839
6,7	Freddie Mac REMICS	3.000%	11/25/47–12/15/47	44,092	43,682
6,7	Freddie Mac REMICS	6.500%	12/15/44–11/15/47	129,019	154,636
7	Ginnie Mae REMICS	3.000%	12/20/47–7/20/48	121,145	119,945
7	Ginnie Mae REMICS	3.500%	7/20/48	93,111	93,915
7	Ginnie Mae REMICS	6.500%	6/20/47–9/20/47	52,699	62,172
					803,229
Total U.S. Government and Agency Obligations (Cost $9,056,876)					8,969,085
Asset-Backed/Commercial Mortgage-Backed Securities (18.0%)
7	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	4,470	4,403
7	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	6,610	6,558
7	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,770	1,760
7	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	11,360	11,192
7	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	32,620	32,811
7	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	25,780	25,941
12	American Tower Trust #1	3.652%	3/23/28	370	369
7,12	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	5,406	5,612

7	AmeriCredit Automobile Receivables Trust 2016-1	1.810%	10/8/20	—	—
7,12	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	600	606
7,12	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	460	478
7,12	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	2,745	2,712
7,12	Avis Budget Rental Car Funding AESOP LLC 2017-2A	2.970%	3/20/24	7,090	6,929
7,12	Avis Budget Rental Car Funding AESOP LLC 2018-1A	3.700%	9/20/24	8,180	8,284
7,12	Avis Budget Rental Car Funding AESOP LLC 2018-2A	4.000%	3/20/25	17,150	17,410
7	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	280	283
7	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	2,305	2,316
7	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	320	318
7	BANK 2017 - BNK4	3.625%	5/15/50	580	579
7	BANK 2017 - BNK5	3.390%	6/15/60	660	647
7	BANK 2017 - BNK6	3.254%	7/15/60	1,060	1,029
7	BANK 2017 - BNK6	3.518%	7/15/60	1,110	1,098
7	BANK 2017 - BNK6	3.741%	7/15/60	440	433
7	BANK 2017 - BNK7	3.435%	9/15/60	1,040	1,020
7	BANK 2017 - BNK8	3.488%	11/15/50	2,670	2,627
7	BANK 2017 - BNK9	3.538%	11/15/54	6,665	6,580
7	BANK 2018 - BN12	4.255%	5/15/61	780	812
7	BANK 2018 - BN13	4.217%	8/15/61	770	799
7	BANK 2018 - BN15	4.407%	11/15/61	1,835	1,941
7	BANK 2018 - BNK10	3.641%	2/15/61	1,030	1,039
7	BANK 2018 - BNK10	3.688%	2/15/61	2,730	2,725
7	BANK 2018-BN14	4.185%	9/15/60	160	167
7	BANK 2018-BN14	4.231%	9/15/60	2,040	2,119
7,12,13	Bank of America Student Loan Trust 2010-1A	3.290%	2/25/43	2,946	2,947
	Bank of Nova Scotia	1.875%	4/26/21	9,730	9,487
7	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	640	643
7	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	1,530	1,531
7	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	1,360	1,345
7	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	4,075	4,143
7	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	1,590	1,630
7	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	600	623
7	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	211	220
7	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	2,030	2,118
7	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	576	600
7	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	7,640	7,577
7	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	2,380	2,358
7	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	8,580	8,633
7	BMW Vehicle Lease Trust 2018-1A	3.360%	3/21/22	3,810	3,844
7	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	2,530	2,484
7,13	Brazos Higher Education Authority Inc. Series 2005-3	3.022%	6/25/26	1,802	1,790
7,13	Brazos Higher Education Authority Inc. Series 2011-1	3.477%	2/25/30	1,299	1,307
7	Cabela’s Credit Card Master Note Trust 2015-1A	2.260%	3/15/23	1,600	1,584

7,12	Canadian Pacer Auto Receivables Trust A Series 2017	2.050%	3/19/21	2,290	2,276
7,12	Canadian Pacer Auto Receivables Trust A Series 2017	2.286%	1/19/22	1,600	1,584
7,12	Canadian Pacer Auto Receivables Trust A Series 2018	3.220%	9/19/22	4,080	4,102
7,12	Canadian Pacer Auto Receivables Trust 2018-2	3.270%	12/19/22	5,910	5,992
7,12	Canadian Pacer Auto Receivables Trust 2018-2	3.440%	8/21/23	2,630	2,689
7	Capital Auto Receivables Asset Trust 2016-2	1.630%	1/20/21	380	378
7	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	80	79
7,12	Capital Auto Receivables Asset Trust 2017-1	2.020%	8/20/21	290	288
7,12	Capital Auto Receivables Asset Trust 2017-1	2.220%	3/21/22	200	198
7,12	Capital Auto Receivables Asset Trust 2018-1	2.790%	1/20/22	5,720	5,708
7	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	6,480	6,408
7	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	15,755	15,510
7,12	CARDS II Trust 2018-2A	3.047%	4/17/23	23,010	22,998
7	CarMax Auto Owner Trust 2014-4	1.810%	7/15/20	754	753
7	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,751	1,743
7	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	1,430	1,421
7	CarMax Auto Owner Trust 2016-1	1.880%	6/15/21	3,480	3,448
7	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	3,423	3,384
7	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	2,230	2,178
7	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	9,990	9,840
7	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	4,190	4,149
7	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,380	2,349
7	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	6,608	6,587
7	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	12,130	12,043
7	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,910	1,887
7	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	19,380	19,473
7	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	9,680	9,831
7	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	11,640	11,773
7	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	4,290	4,369
7	CCUBS Commercial Mortgage Trust 2017-C1	3.283%	11/15/50	5,000	4,858
7	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	1,550	1,551
7	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	880	873
7	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	1,175	1,155
7	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	535	526
7	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	2.161%	10/15/21	3,315	3,289
7,12	CFCRE Commercial Mortgage Trust 2011-C2	5.756%	12/15/47	2,298	2,437
7	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	3,376	3,293

7,12	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	17,873	17,856
7,12	Chrysler Capital Auto Receivables Trust 2015-BA	2.260%	10/15/20	546	546
7,12	Chrysler Capital Auto Receivables Trust 2016-AA	1.960%	1/18/22	6,150	6,127
7,12	Chrysler Capital Auto Receivables Trust 2016-BA	1.640%	7/15/21	1,307	1,301
7,12	Chrysler Capital Auto Receivables Trust 2016-BA	1.870%	2/15/22	1,700	1,682
7	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	8,576	8,567
7	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	7,580	7,547
7	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	6,710	6,657
7,12	Citigroup Commercial Mortgage Trust 2012-GC8	3.683%	9/10/45	500	506
7	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	1,527	1,516
7	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	356	362
7	Citigroup Commercial Mortgage Trust 2014-GC19	3.753%	3/10/47	120	124
7	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	8,659	8,905
7	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	1,286	1,306
7	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	4,082	4,166
7	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	1,575	1,590
7	Citigroup Commercial Mortgage Trust 2014-GC23	3.863%	7/10/47	275	279
7	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	1,640	1,639
7	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	4,442	4,490
7	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	20	20
7	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	620	628
7	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	5,062	5,149
7	Citigroup Commercial Mortgage Trust 2015-GC36	3.349%	2/10/49	2,600	2,566
7	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	1,453	1,424
7	Citigroup Commercial Mortgage Trust 2016-C2	2.575%	8/10/49	3,500	3,295
7	Citigroup Commercial Mortgage Trust 2016-GC37	3.314%	4/10/49	4,000	3,943
7	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	1,070	1,055
7	Citigroup Commercial Mortgage Trust 2017-P8	3.203%	9/15/50	4,200	4,043
7	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	2,445	2,413

7	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	2,650	2,777
7	Citigroup Commercial Mortgage Trust 2018-C6	4.412%	11/10/51	2,500	2,658
7	CNH Equipment Trust 2016-B	1.970%	11/15/21	3,540	3,496
7	CNH Equipment Trust 2017-B	2.170%	4/17/23	4,040	3,960
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	666	666
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	999	1,004
7	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	1,677	1,650
7,12	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	770	767
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,366	1,342
7	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	50	49
7	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	580	569
7,12	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	910	958
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	2,060	2,131
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	922	959
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	721	731
7	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	390	400
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	2,115	2,183
7	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	7,500	7,792
7	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	10
7	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	1,910	1,988
7,12	COMM 2013-CCRE9 Mortgage Trust	4.257%	7/10/45	2,331	2,402
7,12	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	528	536
7	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	160	166
7	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	933	923
7,12	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	600	596
7,12	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	100	101
7	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	4,000	4,110
7	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	943	981
7	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	10	10
7	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,315	1,352
7	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	330	336
7	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,360	6,428
7	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	3,812	3,884
7	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	1,050	1,046
7	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	3,917	3,942
7	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,500	5,517
7	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,540	1,576
7	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	570	565
7	COMM 2015-CCRE24 Mortgage Trust	3.432%	8/10/48	2,600	2,597
7	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,775	2,803
7	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	1,800	1,824
7	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,386	3,401
7	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	123
7,12	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	179	179
7	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	845	855
7	CSAIL 2016-C7 Commercial Mortgage Trust	3.210%	11/15/49	3,400	3,302
7	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	2,250	2,218
7	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	1,280	1,251
7	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	1,010	1,046
7,12	Daimler Trucks Retail Trust 2018-1	2.850%	7/15/21	40,570	40,556

7,12	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	11,230	11,235
7	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	3,230	3,404
7	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	1,790	1,748
7,11,12	DELAM 2018-1	3.163%	11/19/25	27,600	27,594
7,12	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	2,737	2,729
7,12	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	3,500	3,478
7,12	Dell Equipment Finance Trust 2018-1	2.970%	10/22/20	12,207	12,207
7,12	Dell Equipment Finance Trust 2018-2	3.160%	2/22/21	11,740	11,764
7,12	Dell Equipment Finance Trust 2018-2	3.370%	10/22/23	5,480	5,503
7	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	13,138	13,051
7	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	9,500	9,391
7	Discover Card Execution Note Trust 2018-A5	3.320%	3/15/24	12,560	12,679
7,12	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	12,465	12,476
7,12	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	28,490	28,689
7,12	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	6,870	6,959
12	DNB Boligkreditt AS	2.500%	3/28/22	12,890	12,705
7,11,12	Edsouth Indenture No 9 LLC 2015-1	3.306%	10/25/56	332	333
7,12	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	2,465	2,461
7,12	Enterprise Fleet Financing LLC Series 2016-1	2.080%	9/20/21	8,380	8,343
7,12	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	12,260	12,316
7,12	Enterprise Fleet Financing LLC Series 2018-3	3.550%	5/20/24	9,020	9,176
6,7	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	6,931	6,756
7	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	13,110	12,886
7,11	First National Master Note Trust 2017-1	2.855%	4/18/22	8,010	8,006
7,11	First National Master Note Trust 2017-2	2.895%	10/16/23	6,240	6,228
7	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	9,280	9,211
7	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	4,700	4,659
7	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	41,660	41,668
7	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	3,820	3,824
7	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	12,010	12,074
7	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	4,230	4,259
7,12	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	4,695	4,681
7,12	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	920	914
7,12	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	10,500	10,412
7,12	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	13,230	13,033
7,12	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	16,832	16,424
7,12	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	39,440	38,907
7,12	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	16,690	16,254
7	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	7,500	7,346
7,12	Ford Credit Auto Owner Trust 2018-1	3.190%	7/15/31	7,750	7,690
7,12	Ford Credit Auto Owner Trust 2018-2	3.470%	1/15/30	17,320	17,519
7	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	26,760	26,754
7	Ford Credit Auto Owner Trust 2018-B	3.240%	4/15/23	24,130	24,351
7	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	8,300	8,437
7	Ford Credit Floorplan Master Owner Trust A Series 2015-5	2.390%	8/15/22	9,260	9,145
7	Ford Credit Floorplan Master Owner Trust A Series 2017-1	2.070%	5/15/22	38,780	38,256
7	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	18,630	18,343

7	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	47,010	46,879
7	Ford Credit Floorplan Master Owner Trust A Series 2018-3 A1	3.520%	10/15/23	42,000	42,461
7	GE Capital Credit Card Master Note Trust	2.220%	1/15/22	1,997	1,996
7	GM Financial Automobile Leasing Trust 2017-1	2.260%	8/20/20	5,000	4,972
7	GM Financial Automobile Leasing Trust 2017-2	2.180%	6/21/21	3,720	3,693
7	GM Financial Automobile Leasing Trust 2017-3	1.720%	1/21/20	8,709	8,685
7	GM Financial Automobile Leasing Trust 2017-3	2.010%	11/20/20	7,410	7,357
7	GM Financial Automobile Leasing Trust 2017-3	2.120%	9/20/21	1,970	1,951
7	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	38,580	38,400
7	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	19,200	19,181
7	GM Financial Automobile Leasing Trust 2018-3	3.180%	6/21/21	8,620	8,645
7	GM Financial Automobile Leasing Trust 2018-3	3.300%	7/20/22	1,700	1,706
7,12	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	4,430	4,350
7	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,430	4,446
7	GM Financial Consumer Automobile 2018-3	3.020%	5/16/23	18,400	18,466
7	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	5,820	5,881
7	GM Financial Consumer Automobile 2018-4	3.210%	10/16/23	14,600	14,641
7	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	8,450	8,578
7,12	GMF Floorplan Owner Revolving Trust 2017-2	2.130%	7/15/22	21,600	21,302
7,12	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	29,050	29,037
7,12	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	695	685
7,12	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	25,500	25,256
7,11,12	Golden Credit Card Trust 2017-4A	2.975%	7/15/24	19,310	19,374
7,12	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	20,690	20,555
7,12	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	29,270	29,749
7,12,13	Gosforth Funding 2018-1A plc	3.139%	8/25/60	14,095	14,051
7,12	GreatAmerica Leasing Receivables Funding LLC Series 2016-1	1.990%	4/20/22	4,127	4,098
7,12	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.600%	6/15/21	5,670	5,642
7,12	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	3,690	3,676
7,12	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	233	241
7	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,055	1,055
7	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	30	31
7	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	5,545	5,726

7	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	210	215
7	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	140	141
7	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	1,680	1,673
7	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	3,630	3,663
7	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	90	89
7	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	40	40
7	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5	5
7	GS Mortgage Securities Trust 2015-GC32	3.498%	7/10/48	7,000	7,023
7	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	2,520	2,510
7	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	140	133
7	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	570	588
7,12	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	2,790	2,747
7,12	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	4,141	4,084
7,12	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	1,600	1,594
7,12	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	4,600	4,520
7,12	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	2,111	2,085
7,12	Hilton USA Trust 2016-HHV	3.719%	11/5/38	30	30
7,12,13	Holmes Master Issuer plc 2018-1	2.796%	10/15/54	17,850	17,774
7,12,13	Holmes Master Issuer plc 2018-2A	2.856%	10/15/54	16,620	16,576
7	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	10,000	9,823
7	Honda Auto Receivables 2017-3 Owner Trust	1.980%	11/20/23	6,490	6,374
7	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	15,530	15,366
7	Honda Auto Receivables 2017-4 Owner Trust	2.210%	3/21/24	2,330	2,292
7	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	10,180	10,189
7	Honda Auto Receivables 2018-3 Owner Trust	2.950%	8/22/22	13,680	13,693
7	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	5,020	5,052
7	Honda Auto Receivables Owner Trust HAROT_18-4	3.300%	7/15/25	11,220	11,354
7,12	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	13,080	12,657
7,12	Hyundai Auto Lease Securitization Trust 2017-B	2.130%	3/15/21	8,250	8,179
7,12	Hyundai Auto Lease Securitization Trust 2017-C	2.120%	2/16/21	12,600	12,517
7,12	Hyundai Auto Lease Securitization Trust 2017-C	2.210%	9/15/21	2,480	2,458
7,12	Hyundai Auto Lease Securitization Trust 2018-A	2.810%	4/15/21	25,590	25,503
7,12	Hyundai Auto Lease Securitization Trust 2018-A	2.890%	3/15/22	8,100	8,075
7,12	Hyundai Auto Lease Securitization Trust 2018-B	3.040%	10/15/21	22,090	22,099
7,12	Hyundai Auto Lease Securitization Trust 2018-B	3.200%	6/15/22	2,830	2,838
7	Hyundai Auto Receivables Trust 2017-B	1.960%	2/15/23	11,040	10,823
7,12	Hyundai Floorplan Master Owner Trust Series 2016-1A	1.810%	3/15/21	2,090	2,085
7,12	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	2,184	2,177
7	John Deere Owner Trust 2015-B	1.780%	6/15/22	433	433
7	John Deere Owner Trust 2016-B	1.490%	5/15/23	1,000	987
7	John Deere Owner Trust 2017-A	2.110%	12/15/23	7,650	7,578

7	John Deere Owner Trust 2017-B	2.110%	7/15/24	7,960	7,825
7	John Deere Owner Trust 2018-B	3.080%	11/15/22	23,700	23,823
7	John Deere Owner Trust 2018-B	3.230%	6/16/25	7,540	7,602
7,12	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	4.717%	2/15/46	2,842	2,898
7,12	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5	5.406%	8/15/46	1,383	1,441
7,12	JP Morgan Chase Commercial Mortgage Securities Trust 2011-RR1	4.717%	3/16/46	9,826	10,042
7	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	401	404
7	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	881	867
7,12	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	3.424%	10/15/45	1,523	1,512
7,12	JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC	3.093%	7/5/32	1,675	1,668
7	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	2.875%	12/15/47	267	265
7	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	3.991%	1/15/46	2,948	3,025
7	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	474	478
7	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	185	190
7	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	1,250	1,291
7	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	2,807	2,768
7	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.461%	7/15/47	210	211
7	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	1,480	1,408
7	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	470	470
7	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	750	741
7	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.363%	7/15/45	1,598	1,608
7	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	3,137	3,179
7	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.035%	7/15/45	1,465	1,486
7	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	366	370
7	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	490	506
7	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	187	188
7	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	4,238	4,389
7	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	5,130	5,287
7	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	450	462
7	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	10	10

7	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.493%	8/15/47	190	191
7	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	1,090	1,099
7	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.231%	1/15/48	90	89
7	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	10	10
7	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	110	108
7	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	20	20
7	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	150	152
7	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	3,403	3,414
7	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	6,180	6,213
7	JPMCC Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	895	882
7	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	660	648
7	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	60	62
7,12,13	Lanark Master Issuer plc 2018-1A	3.097%	12/22/69	4,387	4,386
7,11,12	Lanark Master Issuer plc 2018-2A	3.073%	12/22/69	9,926	9,927
7,12	Master Credit Card Trust II Series 2017-1A	2.260%	7/21/21	20,000	19,818
7,11,12	Master Credit Card Trust II Series 2018-1A	2.969%	7/21/24	8,120	8,125
7	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	4,226	4,219
7	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	12,140	12,086
7	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	1,210	1,202
7	Mercedes-Benz Auto Receivables Trust 2018-1	3.150%	10/15/24	6,700	6,776
7,12	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	729	727
7,12	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	570	564
7,12	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	6,130	5,962
7,12	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	6,180	6,083
7,12	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	3,090	3,032
7,12	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	4,730	4,776
7,12	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	2,580	2,607
7	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	2,605	2,594
7	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	1,116	1,123
7	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	1,125	1,110
7	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	5,387	5,564
7	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%	8/15/46	1,290	1,319
7	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.137%	8/15/46	190	198
7	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	380	386

7	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	150	156
7	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	85	88
7	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	400	412
7	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.384%	2/15/47	200	207
7	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	2,012	2,056
7	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	5,400	5,557
7	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	3,243	3,315
7	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.094%	6/15/47	330	337
7	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%	8/15/47	570	578
7	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	60	61
7	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	120	121
7	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	10	10
7	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	150	149
7	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	60	59
7	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%	7/15/50	11,030	11,017
7	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	5,200	5,257
7	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.732%	5/15/48	780	789
7	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.372%	10/15/48	2,500	2,467
7	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	4,458	4,482
7	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	2,020	1,988
7	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.459%	12/15/49	5,600	5,528
7	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	3,322	3,344
7	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	1,250	1,234
7,12	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	2,251	2,255
7	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	7,050	7,157
7	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	5,000	5,004
7	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	1,260	1,265
7	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	4,257	4,214
7	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	790	825
7,11,12	Motor plc 2017 1A	3.036%	9/25/24	14,573	14,563

7,12	MSBAM Commercial Mortgage Securities Trust 2012-CKSV	3.277%	10/15/30	110	108
7,11	Navient Student Loan Trust 2014-8	2.946%	4/25/23	2,078	2,080
7,11,12	Navient Student Loan Trust 2016-2	3.556%	6/25/65	1,522	1,531
7,11,12	Navient Student Loan Trust 2016-3	3.356%	6/25/65	1,807	1,815
7,11,12	Navient Student Loan Trust 2016-6A	3.256%	3/25/66	7,450	7,510
7,11,12	Navient Student Loan Trust 2017-1	3.256%	7/26/66	26,151	26,252
7,11,12	Navient Student Loan Trust 2018-1	2.696%	3/25/67	876	876
7,11,12	Navistar Financial Dealer Note Master Trust II 2017-1A	3.286%	6/27/22	7,510	7,516
7,12	NextGear Floorplan Master Owner Trust 2016-1A	2.740%	4/15/21	3,380	3,377
7	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	18,650	18,558
7	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	5,240	5,205
7	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	9,350	9,286
7	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	2,610	2,588
7	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	18,560	18,646
7	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	7,110	7,166
7	Nissan Auto Receivables 2016-A Owner Trust	1.590%	7/15/22	10,250	10,115
7	Nissan Auto Receivables 2017-C Owner Trust	2.120%	4/18/22	21,970	21,729
7	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	12,380	12,117
7	Nissan Auto Receivables 2018-B Owner Trust	3.160%	12/16/24	6,700	6,767
7,11	Nissan Master Owner Trust Receivables Series 2017-C	2.775%	10/17/22	19,325	19,289
7,12	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	1,250	1,231
7,11,12	Pepper Residential Securities Trust 2017A-A1UA	3.487%	3/10/58	154	154
7,11,12	Pepper Residential Securities Trust 2018A-A1UA	3.371%	3/12/47	45	45
7,11,12	Pepper Residential Securities Trust 2020A-A1U1	2.955%	3/16/19	670	669
7,11,12	Pepper Residential Securities Trust 2021-A1U	3.335%	1/16/60	1,537	1,534
7,11,12	Pepper Residential Securities Trust 2022-A1U	3.638%	6/20/60	20,250	20,206
7,12,13	Permanent Master Issuer plc 2018-1A	2.816%	7/15/58	9,060	9,061
7,12	PFS Financing Corp 2017-B	2.220%	7/15/22	630	622
7,11,12	PFS Financing Corp. 2017-C	2.925%	10/15/21	840	840
7,12	PFS Financing Corp. 2017-D	2.400%	10/17/22	880	868
7,12	PFS Financing Corp. 2018-D	3.190%	4/17/23	440	439
7,11,12	PHEAA Student Loan Trust 2016-2A	3.456%	11/25/65	5,181	5,207
7	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	5,070	5,099
7,11,12	Resimac Premier Series 2016-1A	3.777%	10/10/47	1,181	1,185
7,11,12	Resimac Premier Series 2017-1A	3.350%	9/11/48	2,323	2,322
7,11,12	Resimac Premier Series 2018-1A	3.187%	11/10/49	1,190	1,187
7,11,12	Resimac Premier Series 2018-1NCA	3.229%	12/16/59	2,207	2,201
7,11,12	Resimac Premier Series 2018-2	3.240%	4/10/50	5,700	5,689
7	Santander Drive Auto Receivables Trust 2017-3	1.870%	6/15/21	256	255
7	Santander Drive Auto Receivables Trust 2018-1	2.100%	11/16/20	209	209

7	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	170	169
7,12	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	2,520	2,493
7,12	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	17,750	17,707
7,12	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	6,220	6,209
7,12	Securitized Term Auto Receivables Trust 2016-1A	1.524%	3/25/20	1,144	1,141
7,12	Securitized Term Auto Receivables Trust 2016-1A	1.794%	2/25/21	3,980	3,946
7,12	Securitized Term Auto Receivables Trust 2017-1A	1.890%	8/25/20	8,647	8,607
7,12	Securitized Term Auto Receivables Trust 2017-1A	2.209%	6/25/21	4,600	4,569
7,12	Securitized Term Auto Receivables Trust 2017-2A	2.040%	4/26/21	11,190	11,082
7,12	Securitized Term Auto Receivables Trust 2017-2A	2.289%	3/25/22	3,750	3,718
7,12	Securitized Term Auto Receivables Trust 2018-1A	3.068%	1/25/22	8,690	8,701
7,12	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	3,100	3,126
7,12	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	5,000	5,062
7	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	910	892
7,12	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	299	295
7,11,12	SMB Private Education Loan Trust 2016-B	3.905%	2/17/32	222	227
7,11,12	SMB Private Education Loan Trust 2016-C	3.555%	9/15/34	385	388
7,11,12	SMB Private Education Loan Trust 2017-A	3.355%	9/15/34	450	450
7,12	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	520	509
7,12	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	1,890	1,891
7,12	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	840	849
7,12	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	1,390	1,397
7,12	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	90	88
7,12	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	440	435
7,12	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	340	334
7,12	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	591	585
7,12	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	250	246
7,12	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	671	665
7,12	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	390	381

7,12	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	229	227
7,12	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	130	128
7,12	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	1,070	1,071
7,12	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	1,850	1,888
7,12	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	1,100	1,108
7	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	10,630	10,717
7	Synchrony Credit Card Master Note Trust 2015-1	2.370%	3/15/23	3,355	3,327
7	Synchrony Credit Card Master Note Trust 2015-4	2.380%	9/15/23	7,153	7,079
7	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	6,820	6,686
7	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	16,820	16,651
7	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	10,670	10,470
7,12	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	101
7	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	2,470	2,444
7	Toyota Auto Receivables 2017-D Owner Trust	2.120%	2/15/23	955	935
7	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	8,430	8,341
7	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	540	537
7	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	4,160	4,196
7	Toyota Auto Receivables 2018-C Owner Trust	3.020%	12/15/22	23,180	23,193
7	Toyota Auto Receivables 2018-C Owner Trust	3.130%	2/15/24	10,070	10,186
7,12	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	1,590	1,569
7,12	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	1,130	1,111
7	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	273	276
7	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	1,235	1,226
7,12	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	4,409	4,431
7	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	1,499	1,481
7	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	220	220
7	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	150	150
7	USAA Auto Owner Trust 2017-1	1.880%	9/15/22	8,440	8,304
7,12	Verizon Owner Trust 2016-2A	1.680%	5/20/21	6,374	6,338
7,12	Verizon Owner Trust 2017-1A	2.060%	9/20/21	11,000	10,918
7,12	Verizon Owner Trust 2017-2A	1.920%	12/20/21	30,260	29,948
7,12	Verizon Owner Trust 2017-3	2.060%	4/20/22	10,080	9,963
7,12	Verizon Owner Trust 2018-1	2.820%	9/20/22	34,730	34,637

7	Verizon Owner Trust 2018-A	3.230%	4/20/23	16,830	16,916
7,12	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,836	2,811
7	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	12,330	12,328
7	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	5,610	5,653
7	Volkswagen Auto Loan Enhanced Trust 2018-2	3.250%	4/20/23	30,330	30,580
7	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	8,820	8,945
7,11,12	Volvo Financial Equipment Master Owner Trust 2017-A	2.955%	11/15/22	3,320	3,327
7	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	959	949
7	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	626	625
7	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%	7/15/46	436	445
7	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	311	323
7	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.548%	8/15/50	30	30
7	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	10	10
7	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	10	10
7	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	1,565	1,538
7	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	120	119
7	Wells Fargo Commercial Mortgage Trust 2015-C27	3.451%	2/15/48	440	440
7	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	3,130	3,158
7	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	2,120	2,140
7	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	4,415	4,505
7	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	3,480	3,530
7	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	2,070	2,070
7	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	470	467
7	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	380	384
7	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	1,285	1,254
7	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	30	29
7	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	2,505	2,454
7	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	3,040	3,013
7	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	1,790	1,757

7	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	6,685	6,620
7	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	396	394
7	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	1,800	1,840
7	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	2,030	2,096
7	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%	9/15/61	2,470	2,611
7	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	960	1,000
7	Wells Fargo Commercial Mortgate Trust 2018-C47	4.442%	9/15/61	2,230	2,355
12	Westpac Banking Corp.	2.100%	2/25/21	950	930
7,12	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	1,366	1,398
7	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	1,199	1,207
7	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	683	699
7	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	233	232
7	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	2,705	2,671
7	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	633	635
7	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	504	511
7	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	255	264
7	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	177	179
7	WFRBS Commercial Mortgage Trust 2013-C18	3.676%	12/15/46	666	676
7	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,665	1,729
7	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	2,540	2,588
7	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	1,215	1,258
7	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	30	31
7	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	20	20
7	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	80	81
7	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	5,500	5,566
7	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	925	949
7	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	3,030	3,057
7	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	2,570	2,615
7	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	2,570	2,653

7,12	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	865	858
7	World Financial Network Credit Card Master Note Trust Series 2015-B	2.550%	6/17/24	1,520	1,507
7	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	15,000	14,914
7	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	1,068	1,061
7	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	5,408	5,343
7	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	3,590	3,582
7	World Omni Auto Receivables Trust 2018-D	3.330%	4/15/24	24,700	24,993
7	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	3,070	3,123
7	World Omni Automobile Lease Securitization Trust 2017-A	2.320%	8/15/22	4,670	4,645
7	World Omni Automobile Lease Securitization Trust 2018-A	2.830%	7/15/21	22,380	22,293
7	World Omni Automobile Lease Securitization Trust 2018-A	2.940%	5/15/23	6,720	6,717
7	World Omni Automobile Lease Securitization Trust 2018-B	3.190%	12/15/21	16,800	16,865
7	World Omni Automobile Lease Securitization Trust 2018-B	3.300%	3/15/24	3,490	3,513
7,12	World Omni Select Auto Trust A Series 2018-1 A2	3.240%	4/15/22	34,970	35,045
7,12	World Omni Select Auto Trust A Series 2018-1 A3	3.460%	3/15/23	9,350	9,425
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,030,205)					3,019,899
Corporate Bonds (21.4%)
Finance (13.6%)
	Banking (11.7%)
	American Express Co.	3.700%	8/3/23	37,405	37,549
	American Express Co.	3.000%	10/30/24	18,265	17,539
12	ASB Bank Ltd.	3.750%	6/14/23	10,575	10,554
	Banco Santander SA	4.379%	4/12/28	2,585	2,407
7	Bank of America Corp.	2.369%	7/21/21	3,005	2,953
7	Bank of America Corp.	2.328%	10/1/21	9,260	9,078
	Bank of America Corp.	3.004%	12/20/23	25,315	24,597
7	Bank of America Corp.	3.550%	3/5/24	142,215	140,295
7	Bank of America Corp.	3.366%	1/23/26	35,445	33,853
7	Bank of America Corp.	3.824%	1/20/28	28,026	27,096
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,041
	Bank of New York Mellon Corp.	2.050%	5/3/21	3,685	3,596
	Bank of New York Mellon Corp.	3.450%	8/11/23	17,780	17,823
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,100	2,084
	Bank of New York Mellon Corp.	3.000%	2/24/25	700	676
	Bank of Nova Scotia	2.150%	7/14/20	945	933
12	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	8,345	8,259
12	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	13,875	13,594
12	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	37,330	36,199
12	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	48,800	48,824
	BB&T Corp.	3.750%	12/6/23	13,835	13,998
12	BNP Paribas SA	3.375%	1/9/25	18,980	17,812
12	BNP Paribas SA	4.400%	8/14/28	6,550	6,371
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	19,475	19,528

	Comerica Inc.	3.700%	7/31/23	26,370	26,375
	Commonwealth Bank of Australia	2.300%	3/12/20	1,500	1,487
12	Commonwealth Bank of Australia	5.000%	3/19/20	3,300	3,375
	Commonwealth Bank of Australia	2.400%	11/2/20	870	857
12	Commonwealth Bank of Australia	2.000%	9/6/21	11,329	10,935
12	Commonwealth Bank of Australia	2.750%	3/10/22	10,060	9,865
12	Commonwealth Bank of Australia	3.450%	3/16/23	1,930	1,923
12	Commonwealth Bank of Australia	3.150%	9/19/27	12,000	11,250
	Cooperatieve Rabobank UA	2.250%	1/14/19	2,540	2,539
	Cooperatieve Rabobank UA	2.750%	1/10/23	16,410	15,876
12	Cooperatieve Rabobank UA	3.875%	9/26/23	19,200	19,288
	Credit Suisse AG	3.000%	10/29/21	3,000	2,955
12	Danske Bank A/S	2.750%	9/17/20	1,155	1,132
	Fifth Third Bank	2.250%	6/14/21	6,133	5,987
	First Republic Bank	2.500%	6/6/22	20,500	19,848
	Goldman Sachs Group Inc.	2.550%	10/23/19	13,317	13,243
	Goldman Sachs Group Inc.	2.300%	12/13/19	24,740	24,510
	Goldman Sachs Group Inc.	2.600%	12/27/20	9,715	9,531
	Goldman Sachs Group Inc.	5.750%	1/24/22	11,320	11,867
	Goldman Sachs Group Inc.	3.000%	4/26/22	16,015	15,492
7	Goldman Sachs Group Inc.	2.876%	10/31/22	14,170	13,826
	Goldman Sachs Group Inc.	3.625%	1/22/23	295	290
7	Goldman Sachs Group Inc.	2.908%	6/5/23	25,190	24,023
	Goldman Sachs Group Inc.	3.850%	7/8/24	2,100	2,047
	Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	8,199
7	Goldman Sachs Group Inc.	3.272%	9/29/25	29,755	27,862
7	Goldman Sachs Group Inc.	3.691%	6/5/28	14,140	13,187
7	Goldman Sachs Group Inc.	3.814%	4/23/29	16,535	15,407
	HSBC Bank USA NA	4.875%	8/24/20	4,336	4,431
	HSBC Holdings plc	5.100%	4/5/21	780	805
	HSBC Holdings plc	2.650%	1/5/22	7,210	6,997
	HSBC Holdings plc	4.875%	1/14/22	2,030	2,100
7	HSBC Holdings plc	3.262%	3/13/23	16,050	15,725
	HSBC Holdings plc	3.600%	5/25/23	4,085	4,041
7	HSBC Holdings plc	3.033%	11/22/23	17,615	16,996
7	HSBC Holdings plc	3.950%	5/18/24	19,415	19,221
	HSBC Holdings plc	4.300%	3/8/26	550	541
7	HSBC Holdings plc	4.292%	9/12/26	17,450	17,206
	HSBC Holdings plc	4.375%	11/23/26	985	955
7	HSBC Holdings plc	4.041%	3/13/28	52,681	50,395
7	HSBC Holdings plc	4.583%	6/19/29	27,975	27,714
	HSBC USA Inc.	2.750%	8/7/20	3,623	3,582
	Huntington National Bank	2.375%	3/10/20	8,455	8,383
	Huntington National Bank	2.500%	8/7/22	4,685	4,523
	Huntington National Bank	3.550%	10/6/23	11,465	11,433
	JPMorgan Chase & Co.	2.250%	1/23/20	18,479	18,289
	JPMorgan Chase & Co.	4.950%	3/25/20	4,385	4,481
	JPMorgan Chase & Co.	2.750%	6/23/20	5,255	5,221
	JPMorgan Chase & Co.	2.550%	10/29/20	21,890	21,637
	JPMorgan Chase & Co.	2.550%	3/1/21	11,356	11,185
	JPMorgan Chase & Co.	4.500%	1/24/22	5,296	5,456
	JPMorgan Chase & Co.	2.972%	1/15/23	27,933	27,236
	JPMorgan Chase & Co.	3.200%	1/25/23	1,955	1,929
7	JPMorgan Chase & Co.	2.776%	4/25/23	8,975	8,707
	JPMorgan Chase & Co.	2.700%	5/18/23	6,106	5,865
	JPMorgan Chase & Co.	3.875%	2/1/24	4,000	4,022
7	JPMorgan Chase & Co.	3.559%	4/23/24	20,590	20,457

	JPMorgan Chase & Co.	3.625%	5/13/24	6,500	6,450
7	JPMorgan Chase & Co.	4.023%	12/5/24	25,540	25,734
	JPMorgan Chase & Co.	3.125%	1/23/25	8,856	8,426
7	JPMorgan Chase & Co.	3.220%	3/1/25	32,655	31,545
	JPMorgan Chase & Co.	3.900%	7/15/25	14,605	14,474
	JPMorgan Chase & Co.	3.300%	4/1/26	4,090	3,900
	JPMorgan Chase & Co.	3.200%	6/15/26	7,340	6,907
7	JPMorgan Chase & Co.	3.782%	2/1/28	18,655	18,066
7	JPMorgan Chase & Co.	3.540%	5/1/28	12,890	12,290
7	JPMorgan Chase & Co.	3.509%	1/23/29	11,075	10,497
7	JPMorgan Chase & Co.	4.005%	4/23/29	12,680	12,589
	KeyBank NA	2.500%	11/22/21	1,860	1,822
	Lloyds Banking Group plc	4.450%	5/8/25	15,000	14,719
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	3,890	3,766
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	24,101	23,872
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,470	1,419
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	15,569	15,133
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	32,435	32,615
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,025	975
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	8,860	8,836
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	5,990	5,862
12	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	12,470	12,327
	Morgan Stanley	5.750%	1/25/21	7,650	7,985
	Morgan Stanley	2.625%	11/17/21	40,688	39,639
	Morgan Stanley	2.750%	5/19/22	8,140	7,896
	Morgan Stanley	3.125%	1/23/23	16,800	16,419
	Morgan Stanley	3.875%	4/29/24	4,030	4,002
13	Morgan Stanley	3.811%	5/8/24	4,290	4,226
	Morgan Stanley	3.700%	10/23/24	6,138	6,036
	Morgan Stanley	4.000%	7/23/25	1,355	1,336
	Morgan Stanley	3.875%	1/27/26	11,295	11,007
7	Morgan Stanley	3.591%	7/22/28	19,180	18,100
	MUFG Americas Holdings Corp.	3.500%	6/18/22	7,000	6,993
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,600	1,527
12	MUFG Bank Ltd.	2.750%	9/14/20	6,890	6,830
12	MUFG Bank Ltd.	2.850%	9/8/21	3,010	3,007
12	Nordea Bank AB	3.750%	8/30/23	8,700	8,574
	PNC Bank NA	2.600%	7/21/20	5,735	5,683
	PNC Bank NA	2.150%	4/29/21	2,294	2,235
	PNC Bank NA	2.550%	12/9/21	5,135	5,022
	PNC Bank NA	2.625%	2/17/22	3,980	3,890
	PNC Bank NA	2.950%	2/23/25	5,360	5,142
	PNC Bank NA	3.250%	6/1/25	27	26
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,335	1,307
	PNC Funding Corp.	5.125%	2/8/20	3,840	3,921
	Royal Bank of Canada	3.700%	10/5/23	15,840	15,861
	Santander UK plc	3.400%	6/1/21	51,000	50,755
	State Street Corp.	4.375%	3/7/21	6,800	6,968
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	8,570	8,352
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,840	6,643
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	9,975	10,062
	Svenska Handelsbanken AB	3.900%	11/20/23	12,150	12,253
12	Swedbank AB	2.375%	2/27/19	4,200	4,196
12	Swedbank AB	2.800%	3/14/22	8,215	8,055
	Toronto-Dominion Bank	3.500%	7/19/23	32,065	32,226
12	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,470	5,407
12	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	24,139	23,368

12	UBS Group Funding Switzerland AG	3.491%	5/23/23	2,060	2,011
7,12	UBS Group Funding Switzerland AG	2.859%	8/15/23	26,640	25,567
12	UBS Group Funding Switzerland AG	4.125%	9/24/25	10,925	10,835
	US Bancorp	2.350%	1/29/21	750	739
	US Bancorp	3.700%	1/30/24	1,735	1,753
	US Bancorp	3.950%	11/17/25	14,450	14,850
	Wells Fargo & Co.	3.000%	1/22/21	2,240	2,229
	Wells Fargo & Co.	2.625%	7/22/22	19,530	18,804
	Wells Fargo & Co.	3.450%	2/13/23	8,300	8,138
	Wells Fargo & Co.	3.300%	9/9/24	8,943	8,648
	Wells Fargo & Co.	3.000%	2/19/25	8,170	7,714
	Wells Fargo Bank NA	3.550%	8/14/23	40,290	40,149
	Westpac Banking Corp.	2.300%	5/26/20	265	262
	Westpac Banking Corp.	2.100%	5/13/21	4,820	4,686
	Westpac Banking Corp.	2.000%	8/19/21	7,665	7,418
	Westpac Banking Corp.	2.750%	1/11/23	21,690	21,070
	Westpac Banking Corp.	3.350%	3/8/27	18,935	18,203
	Brokerage (0.3%)
	Charles Schwab Corp.	3.850%	5/21/25	10,810	11,005
	Charles Schwab Corp.	4.000%	2/1/29	25,260	25,816
	Invesco Finance plc	3.125%	11/30/22	5,203	5,095
	Invesco Finance plc	4.000%	1/30/24	4,000	3,994
	Invesco Finance plc	3.750%	1/15/26	3,427	3,327
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,670	3,637
	Insurance (1.1%)
12	AIA Group Ltd.	3.200%	3/11/25	17,405	16,759
12	AIG Global Funding	2.700%	12/15/21	2,625	2,563
	Berkshire Hathaway Inc.	2.750%	3/15/23	17,376	17,018
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,877	3,752
	Chubb INA Holdings Inc.	2.700%	3/13/23	2,940	2,855
	Chubb INA Holdings Inc.	3.350%	5/15/24	4,390	4,350
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,264	1,232
	Chubb INA Holdings Inc.	3.350%	5/3/26	7,770	7,579
	Manulife Financial Corp.	4.900%	9/17/20	7,455	7,660
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	5,500	5,645
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,370	2,322
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	10,130	9,862
12	MassMutual Global Funding II	2.750%	6/22/24	14,920	14,263
12	Metropolitan Life Global Funding I	3.000%	1/10/23	9,594	9,423
12	Metropolitan Life Global Funding I	3.450%	12/18/26	12,060	11,808
12	Metropolitan Life Global Funding I	3.000%	9/19/27	14,660	13,770
12	New York Life Global Funding	2.900%	1/17/24	4,620	4,469
12	New York Life Global Funding	3.000%	1/10/28	25,140	23,864
	PartnerRe Finance B LLC	5.500%	6/1/20	1,940	2,001
12	Pricoa Global Funding I	2.550%	11/24/20	2,435	2,404
12	Pricoa Global Funding I	2.450%	9/21/22	2,865	2,770
12	Reliance Standard Life Global Funding II	3.050%	1/20/21	1,430	1,425
12	Swiss Re Treasury US Corp.	2.875%	12/6/22	7,330	7,161
	UnitedHealth Group Inc.	2.875%	3/15/23	3,000	2,953
	UnitedHealth Group Inc.	3.750%	7/15/25	5,915	5,974
	UnitedHealth Group Inc.	3.450%	1/15/27	2,115	2,096
	Real Estate Investment Trusts (0.5%)
	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,854
	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,137

	Camden Property Trust	4.875%	6/15/23	435	456
	Camden Property Trust	4.250%	1/15/24	1,738	1,791
	Camden Property Trust	3.500%	9/15/24	435	431
	Camden Property Trust	4.100%	10/15/28	7,380	7,471
	ERP Operating LP	4.150%	12/1/28	9,095	9,298
	Federal Realty Investment Trust	3.000%	8/1/22	2,575	2,536
	Federal Realty Investment Trust	2.750%	6/1/23	5,330	5,145
	Federal Realty Investment Trust	3.250%	7/15/27	6,335	6,014
12	Scentre Group Trust 1 / Scentre Group Trust 2	3.750%	3/23/27	6,810	6,478
	Simon Property Group LP	4.375%	3/1/21	4,750	4,861
	Simon Property Group LP	3.500%	9/1/25	1,003	984
	Simon Property Group LP	3.300%	1/15/26	5,080	4,895
	Simon Property Group LP	3.375%	12/1/27	6,775	6,491
12	WEA Finance LLC	4.125%	9/20/28	20,070	20,083
					2,281,394
Industrial (7.1%)
	Basic Industry (0.6%)
12	Air Liquide Finance SA	1.750%	9/27/21	18,481	17,715
12	Air Liquide Finance SA	2.250%	9/27/23	14,180	13,410
	Airgas Inc.	2.900%	11/15/22	2,575	2,523
12	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	9,820	9,622
12	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.700%	6/1/28	21,765	21,314
	EI du Pont de Nemours & Co.	2.200%	5/1/20	39,620	39,291
	Capital Goods (0.6%)
	Caterpillar Financial Services Corp.	2.850%	6/1/22	7,100	7,005
	Caterpillar Financial Services Corp.	2.400%	6/6/22	13,610	13,282
	Caterpillar Financial Services Corp.	3.750%	11/24/23	6,005	6,118
	Caterpillar Inc.	3.900%	5/27/21	1,613	1,642
	Caterpillar Inc.	2.600%	6/26/22	1,755	1,717
	Deere & Co.	2.600%	6/8/22	5,825	5,692
	General Dynamics Corp.	2.625%	11/15/27	13,665	12,577
	General Dynamics Corp.	3.750%	5/15/28	14,340	14,491
	Illinois Tool Works Inc.	2.650%	11/15/26	12,675	11,736
	John Deere Capital Corp.	2.750%	3/15/22	5,830	5,723
	John Deere Capital Corp.	2.650%	6/24/24	10,000	9,572
	Parker-Hannifin Corp.	3.500%	9/15/22	1,885	1,882
12	Siemens Financieringsmaatschappij NV	2.700%	3/16/22	12,300	12,038
	Communication (0.8%)
	America Movil SAB de CV	5.000%	10/16/19	13,000	13,133
	America Movil SAB de CV	5.000%	3/30/20	7,725	7,861
	America Movil SAB de CV	3.125%	7/16/22	1,160	1,137
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,700	2,055
	Comcast Corp.	5.150%	3/1/20	4,425	4,535
	Comcast Corp.	3.125%	7/15/22	2,905	2,882
	Comcast Corp.	3.600%	3/1/24	9,390	9,399
	Comcast Corp.	3.375%	2/15/25	29,805	29,157
	Comcast Corp.	3.375%	8/15/25	23,444	22,764
	NBCUniversal Media LLC	5.150%	4/30/20	9,000	9,254
	NBCUniversal Media LLC	2.875%	1/15/23	27,000	26,422

	Consumer Cyclical (1.1%)
	American Honda Finance Corp.	2.250%	8/15/19	7,340	7,306
	American Honda Finance Corp.	2.450%	9/24/20	2,375	2,346
12	BMW US Capital LLC	3.400%	8/13/21	14,100	14,065
12	BMW US Capital LLC	3.450%	4/12/23	22,000	21,751
12	BMW US Capital LLC	3.750%	4/12/28	14,150	13,753
	Costco Wholesale Corp.	2.750%	5/18/24	3,380	3,277
	Costco Wholesale Corp.	3.000%	5/18/27	4,225	4,053
12	Harley-Davidson Financial Services Inc.	2.250%	1/15/19	7,945	7,943
12	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	1,655	1,642
12	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	1,219	1,199
12	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	5,000	4,907
12	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	10,000	9,714
	Harley-Davidson Inc.	3.500%	7/28/25	8,000	7,642
	Home Depot Inc.	3.900%	12/6/28	10,000	10,210
	Lowe’s Cos. Inc.	2.500%	4/15/26	14,285	12,686
12	Nissan Motor Acceptance Corp.	2.550%	3/8/21	6,215	6,048
12	Nissan Motor Acceptance Corp.	2.600%	9/28/22	2,825	2,687
12	Nissan Motor Acceptance Corp.	3.875%	9/21/23	15,000	14,921
	TJX Cos. Inc.	2.500%	5/15/23	1,100	1,068
	TJX Cos. Inc.	2.250%	9/15/26	7,870	7,123
	Visa Inc.	3.150%	12/14/25	24,040	23,631
	Walmart Inc.	2.350%	12/15/22	4,165	4,040
	Consumer Noncyclical (0.8%)
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,500	1,500
	Covidien International Finance SA	4.200%	6/15/20	4,126	4,190
	Gilead Sciences Inc.	4.500%	4/1/21	3,000	3,083
	Gilead Sciences Inc.	3.700%	4/1/24	30,110	29,899
	Gilead Sciences Inc.	3.500%	2/1/25	27,725	26,974
	Gilead Sciences Inc.	3.650%	3/1/26	7,300	7,162
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,235	1,227
	Kaiser Foundation Hospitals	3.150%	5/1/27	965	927
	Kimberly-Clark Corp.	3.625%	8/1/20	700	706
	Medtronic Inc.	3.150%	3/15/22	3,355	3,337
	Medtronic Inc.	3.625%	3/15/24	2,075	2,094
	Medtronic Inc.	3.500%	3/15/25	33,905	33,762
	Mercy Health	4.302%	7/1/28	7,000	7,145
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	300	280
12	Roche Holdings Inc.	3.350%	9/30/24	8,200	8,196
	SSM Health Care Corp.	3.688%	6/1/23	13,650	13,672
	Energy (1.7%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	28,875	26,491
	BP Capital Markets America Inc.	4.500%	10/1/20	4,500	4,601
	BP Capital Markets America Inc.	4.742%	3/11/21	2,630	2,708
	BP Capital Markets America Inc.	3.245%	5/6/22	10,875	10,805
	BP Capital Markets America Inc.	2.750%	5/10/23	10,080	9,798
	BP Capital Markets America Inc.	3.224%	4/14/24	8,400	8,207
	BP Capital Markets America Inc.	3.796%	9/21/25	8,000	8,028
	BP Capital Markets America Inc.	3.119%	5/4/26	19,465	18,532
	BP Capital Markets plc	4.750%	3/10/19	8,500	8,527
	BP Capital Markets plc	3.561%	11/1/21	2,387	2,402
	BP Capital Markets plc	2.500%	11/6/22	3,500	3,389
	BP Capital Markets plc	3.994%	9/26/23	1,000	1,023

	BP Capital Markets plc	3.814%	2/10/24	35,250	35,327
	BP Capital Markets plc	3.535%	11/4/24	8,740	8,671
	BP Capital Markets plc	3.506%	3/17/25	8,000	7,838
	ConocoPhillips Co.	4.950%	3/15/26	17,605	18,862
	Shell International Finance BV	4.375%	3/25/20	2,050	2,086
	Shell International Finance BV	3.250%	5/11/25	23,255	22,918
	Shell International Finance BV	2.875%	5/10/26	7,445	7,133
	Total Capital Canada Ltd.	2.750%	7/15/23	5,659	5,509
	Total Capital International SA	2.875%	2/17/22	4,500	4,451
	Total Capital SA	4.450%	6/24/20	9,160	9,338
	Total Capital SA	4.125%	1/28/21	895	914
	Total Capital SA	3.883%	10/11/28	20,000	20,300
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,375	1,323
	TransCanada PipeLines Ltd.	3.750%	10/16/23	1,482	1,479
	TransCanada PipeLines Ltd.	4.875%	1/15/26	21,348	22,078
	TransCanada PipeLines Ltd.	4.250%	5/15/28	7,699	7,627
	Technology (1.2%)
	Apple Inc.	3.000%	2/9/24	11,675	11,491
	Apple Inc.	3.450%	5/6/24	6,000	6,035
	Apple Inc.	2.850%	5/11/24	12,195	11,882
	Apple Inc.	2.750%	1/13/25	10,240	9,833
	Apple Inc.	2.500%	2/9/25	5,930	5,599
	Apple Inc.	3.200%	5/13/25	1,430	1,410
	Apple Inc.	3.250%	2/23/26	13,092	12,793
	Apple Inc.	2.450%	8/4/26	3,245	3,002
	Apple Inc.	3.350%	2/9/27	8,158	7,967
	Microsoft Corp.	2.875%	2/6/24	19,090	18,864
	Microsoft Corp.	2.700%	2/12/25	1,175	1,135
	Microsoft Corp.	3.125%	11/3/25	3,365	3,326
	Microsoft Corp.	2.400%	8/8/26	15,595	14,562
	Oracle Corp.	2.500%	5/15/22	9,010	8,816
	Oracle Corp.	3.400%	7/8/24	10,000	9,961
	Oracle Corp.	2.950%	11/15/24	21,704	21,112
	Oracle Corp.	2.950%	5/15/25	5,140	4,933
	Oracle Corp.	2.650%	7/15/26	5,115	4,731
	Oracle Corp.	3.250%	11/15/27	14,885	14,310
	QUALCOMM Inc.	2.600%	1/30/23	4,815	4,627
	QUALCOMM Inc.	2.900%	5/20/24	27,920	26,579
	Transportation (0.3%)
7	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	419	414
7	CSX Transportation Inc.	6.251%	1/15/23	1,188	1,281
7	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	4,699	5,096
7	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	3,213	3,294
7	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	3,316	3,465
7	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	17,401	17,355
7	Spirit Airlines Pass Through Trust 2017-1A	3.650%	2/15/30	15,042	14,338
7	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	1,232	1,241
					1,191,932

Utilities (0.7%)
	Electric (0.7%)
	AEP Transmission Co. LLC	3.100%	12/1/26	1,735	1,670
	Ameren Illinois Co.	2.700%	9/1/22	2,047	2,005
	Baltimore Gas & Electric Co.	2.800%	8/15/22	950	928
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	4,455	4,349
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	16,200	16,468
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,975	8,533
	Commonwealth Edison Co.	3.400%	9/1/21	9,800	9,847
	Commonwealth Edison Co.	2.550%	6/15/26	880	824
	Connecticut Light & Power Co.	5.500%	2/1/19	2,125	2,130
	Duke Energy Florida LLC	4.550%	4/1/20	1,375	1,403
	Duke Energy Florida LLC	3.800%	7/15/28	725	731
	Entergy Arkansas Inc.	3.700%	6/1/24	5,213	5,277
	Entergy Arkansas Inc.	3.500%	4/1/26	10,288	10,128
	Entergy Louisiana LLC	3.300%	12/1/22	1,450	1,440
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,096
	Entergy Louisiana LLC	3.120%	9/1/27	9,585	9,110
	Georgia Power Co.	2.400%	4/1/21	9,510	9,316
	Georgia Power Co.	2.850%	5/15/22	2,820	2,741
	PacifiCorp	5.500%	1/15/19	3,000	3,002
	Southwestern Public Service Co.	3.300%	6/15/24	14,881	14,787
	Virginia Electric & Power Co.	2.950%	1/15/22	8,540	8,448
	Virginia Electric & Power Co.	2.750%	3/15/23	2,515	2,456
					120,689
Total Corporate Bonds (Cost $3,655,632)					3,594,015
Sovereign Bonds (10.0%)
	Asian Development Bank	1.750%	1/10/20	10,000	9,919
12	Avi Funding Co. Ltd.	2.850%	9/16/20	10,950	10,862
12	Bermuda	4.138%	1/3/23	2,700	2,736
	Bermuda	4.854%	2/6/24	6,256	6,491
12	Bermuda	4.854%	2/6/24	3,206	3,332
7	Bermuda	4.750%	2/15/29	12,540	12,728
12	BNG Bank NV	1.500%	2/15/19	20,500	20,481
12	BNG Bank NV	2.500%	2/28/20	30,000	29,952
12	BNG Bank NV	2.125%	12/14/20	13,001	12,865
	CDP Financial Inc.	4.400%	11/25/19	12,455	12,612
12	CDP Financial Inc.	4.400%	11/25/19	30,475	30,916
12	CDP Financial Inc.	3.150%	7/24/24	1,519	1,530
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	2,294	2,272
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	8,000	8,165
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	9,000	9,134
12	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	989
12	Corp Nacional del Cobre de Chile	4.500%	9/16/25	5,900	5,983
	Corp. Andina de Fomento	2.000%	5/10/19	1,080	1,076
	Corp. Andina de Fomento	2.200%	7/18/20	4,602	4,535
	Corp. Andina de Fomento	2.125%	9/27/21	1,700	1,651
	Corp. Andina de Fomento	4.375%	6/15/22	6,291	6,510
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	10,062	10,175
12	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	3,150	3,180
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	5,000	4,877
	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	23,349	23,890
	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	42,400	42,829
	CPPIB Capital Inc.	1.250%	9/20/19	10,000	9,897
12	CPPIB Capital Inc.	1.250%	9/20/19	20,000	19,793
12	CPPIB Capital Inc.	2.250%	1/25/22	58,500	57,633

12,14	Development Bank of Japan Inc.	3.125%	9/6/23	12,000	12,097
14	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,352
12,15	Dexia Credit Local SA	1.875%	9/15/21	15,000	14,646
12	Dexia Credit Local SA	2.375%	9/20/22	16,910	16,612
12	Dexia Credit Local SA	3.250%	9/26/23	70,000	71,019
12	Electricite de France SA	4.500%	9/21/28	10,250	9,904
	Emirate of Abu Dhabi	3.125%	10/11/27	14,000	13,386
	Equinor ASA	3.150%	1/23/22	8,000	7,982
	Equinor ASA	2.450%	1/17/23	2,000	1,939
	Equinor ASA	3.700%	3/1/24	7,000	7,112
	European Investment Bank	1.625%	12/15/20	15,000	14,712
	Export-Import Bank of China	3.625%	7/31/24	10,000	10,013
	Export-Import Bank of Korea	2.250%	1/21/20	6,000	5,951
	Export-Import Bank of Korea	5.125%	6/29/20	14,875	15,317
	Export-Import Bank of Korea	4.000%	1/29/21	2,800	2,861
	Export-Import Bank of Korea	2.500%	5/10/21	5,000	4,918
	Export-Import Bank of Korea	1.875%	10/21/21	10,000	9,653
13	Export-Import Bank of Korea	3.365%	1/25/22	10,000	10,049
	Export-Import Bank of Korea	5.000%	4/11/22	7,200	7,584
	Export-Import Bank of Korea	3.000%	11/1/22	2,000	1,975
12	Harvest Operations Corp.	4.200%	6/1/23	8,000	8,170
	Hydro-Quebec	8.050%	7/7/24	470	583
12	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	9,600	9,566
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	1,250	1,249
14	Japan Bank for International Cooperation	2.125%	2/7/19	3,000	2,998
14	Japan Bank for International Cooperation	2.250%	2/24/20	29,500	29,338
14	Japan Bank for International Cooperation	2.125%	7/21/20	11,000	10,883
14	Japan Bank for International Cooperation	2.125%	11/16/20	27,100	26,720
14	Japan Bank for International Cooperation	3.125%	7/20/21	29,700	29,944
	Kingdom of Saudi Arabia	2.375%	10/26/21	6,500	6,267
	Kingdom of Saudi Arabia	2.875%	3/4/23	5,060	4,864
13	Korea Development Bank	3.479%	9/19/20	8,850	8,869
	Korea Development Bank	2.500%	1/13/21	6,000	5,930
	Korea Development Bank	4.625%	11/16/21	605	628
	Korea Development Bank	3.375%	3/12/23	30,000	30,042
12	Korea East-West Power Co. Ltd.	3.875%	7/19/23	23,900	24,185
	KSA Sukuk Ltd.	2.894%	4/20/22	30,480	29,707
12	Nederlandse Waterschapsbank NV	1.875%	3/13/19	2,000	1,998
12	Nederlandse Waterschapsbank NV	1.250%	9/9/19	36,300	35,960
12	Ontario Teachers’ Cadillac Fairview Properties Trust	3.125%	3/20/22	20,096	19,882
12	Ontario Teachers’ Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	6,540
12	Ontario Teachers’ Finance Trust	2.750%	4/16/21	45,000	44,980
	Petronas Capital Ltd.	5.250%	8/12/19	4,380	4,433
12	Petronas Capital Ltd.	5.250%	8/12/19	25,750	26,075
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	60,870	60,470
	Province of Alberta	1.900%	12/6/19	15,000	14,871
12	Province of Alberta	1.750%	8/26/20	1,650	1,622
	Province of Manitoba	2.100%	9/6/22	2,100	2,041
	Province of Ontario	1.625%	1/18/19	48,000	47,983
	Province of Ontario	4.000%	10/7/19	6,025	6,089
	Province of Ontario	4.400%	4/14/20	24,595	25,126
	Province of Ontario	2.550%	2/12/21	23,500	23,402
11	Province of Quebec	2.920%	9/21/20	20,000	20,050
	Province of Quebec	2.750%	8/25/21	10,150	10,153

	Province of Quebec	2.375%	1/31/22	15,700	15,514
	Province of Quebec	7.500%	7/15/23	2,065	2,445
	Province of Quebec	7.125%	2/9/24	2,674	3,176
	Province of Quebec	2.750%	4/12/27	5,730	5,570
7,12	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	263	266
7	Republic of Chile	3.240%	2/6/28	8,605	8,285
	Republic of Korea	7.125%	4/16/19	23,910	24,209
	Republic of Latvia	2.750%	1/12/20	5,260	5,226
	Republic of Lithuania	7.375%	2/11/20	117,326	122,870
	Republic of Lithuania	6.125%	3/9/21	27,055	28,627
	Republic of Lithuania	6.625%	2/1/22	16,300	17,779
	Republic of Poland	5.125%	4/21/21	10,910	11,387
	Republic of Poland	5.000%	3/23/22	30,437	32,083
	Republic of Poland	4.000%	1/22/24	10,000	10,250
	Republic of Slovenia	5.500%	10/26/22	3,385	3,595
	Republic of Slovenia	5.250%	2/18/24	18,841	20,211
12	SABIC Capital II BV	4.000%	10/10/23	17,612	17,502
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	4,600	4,715
	Sinopec Group Overseas Development 2014 Ltd.	4.375%	4/10/24	7,100	7,248
	Sinopec Group Overseas Development 2015 Ltd.	2.500%	4/28/20	6,000	5,940
12	Sinopec Group Overseas Development 2017 Ltd.	2.375%	4/12/20	9,000	8,893
12	Sinopec Group Overseas Development 2018 Ltd.	4.250%	9/12/28	17,767	17,878
12	Slovak Republic	4.375%	5/21/22	2,500	2,585
	State of Israel	4.000%	6/30/22	8,171	8,391
	State of Israel	2.875%	3/16/26	13,490	13,027
	State of Israel	3.250%	1/17/28	2,918	2,869
	State of Kuwait	2.750%	3/20/22	12,563	12,346
	State of Qatar	6.550%	4/9/19	22,000	22,215
	State of Qatar	5.250%	1/20/20	25,100	25,630
12	Temasek Financial I Ltd.	2.375%	1/23/23	2,000	1,939
12	Temasek Financial I Ltd.	3.625%	8/1/28	20,000	20,275
Total Sovereign Bonds (Cost $1,681,644)					1,677,659
Taxable Municipal Bonds (0.1%)
	California GO	6.200%	3/1/19	3,025	3,042
	California GO	6.200%	10/1/19	170	174
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	2.995%	7/1/20	2,250	2,253
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue 2010-EGSL	3.220%	2/1/21	217	217
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue 2010-ELL	3.450%	2/1/22	668	669
	Regents of the University of California Revenue	3.063%	7/1/25	3,430	3,385
Total Taxable Municipal Bonds (Cost $9,834)					9,740

				Shares
Temporary Cash Investments (1.8%)
Money Market Fund (1.5%)
16	Vanguard Market Liquidity Fund	2.530%		2,619,996	262,000

				Face Amount ($000)
Commercial Paper (0.3%)
17	JP Morgan Securities LLC	2.344%	1/28/19	50,390	50,292
Total Temporary Cash Investments (Cost $312,291)					312,292
Total Investments (104.7%) (Cost $17,746,482)					17,582,690
Other Assets and Liabilities-Net (-4.7%)					(795,495)
Net Assets (100%)					16,787,195

1	Securities with a value of $4,068,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $3,869,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $4,685,000 have been segregated as initial margin for open cleared swap contracts.
4	U.S. government-guaranteed.
5	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2018.
9	Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
10	Adjustable-rate security based upon 12-month USD LIBOR plus spread.
11	Adjustable-rate security based upon 1-month USD LIBOR plus spread.
12

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $2,433,282,000, representing 14.5% of net assets.

13	Adjustable-rate security based upon 3-month USD LIBOR plus spread.
14	Guaranteed by the Government of Japan.
15	Guaranteed by multiple countries.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.”  At December 31, 2018,  the value of these securities was $50,292,000, representing 0.3% of net assets.

GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
		Number of Long (Short	)	Notional	Value and Unrealized Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2019	5,748		701,346	3,331

2-Year U.S. Treasury Note	March 2019	3,136	665,812	2,484
5-Year U.S. Treasury Note	March 2019	2,251	258,162	2,657
30-Year U.S. Treasury Bond	March 2019	66	9,636	357
Ultra Long U.S. Treasury Bond	March 2019	40	6,426	249
				9,078

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2019	(1,217)	(158,305)	(1,851)
				7,227

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination		Amount	(Paid)[1]	Value	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
America Movil /A3	6/20/23	BARC	6,200	1.000	(166)	100	(66)
People’s Republic of China/A3	12/20/23	GSI	4,200	1.000	62	(73)	(11)
Republic of Chile/Aa3	12/20/23	BOANA	13,700	1.000	228	(303)	(75)
Republic of Chile/Aa3	12/20/23	GSI	1,700	1.000	28	(36)	(8)
					152	(312)	(160)

Institutional Intermediate-Term Bond Fund

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination		Amount	(Paid)	Value	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Purchased
State of Qatar	6/20/22	BOANA	4,080	(1.000)	(62)	(35)	(97)
State of Qatar	6/20/22	CITNA	7,920	(1.000)	(121)	(65)	(186)
Wells Fargo & Co.	9/20/20	BOANA	3,740	(1.000)	(44)	27	(17)
					(227)	(73)	(300)
					(75)	(385)	(460)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the  reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BARC--Barclays Bank plc.

BOANA--Bank of America, N.A.

CITNA--Citi Bank N.A.

GSI--Goldman Sachs International.

At December 31, 2018, a counterparty had deposited in a segregated account cash of $410,000 in connection with open over-the counter swap contracts.

Centrally Cleared Interest Rate Swaps

			Fixed		Floating
			Interest Rate		Interest Rate		Unrealized
	Future	Notional	Received		Received		Appreciation
	Effective	Amount	(Paid)		(Paid)	Value	(Depreciation)
Termination Date	Date[1]	($000)	(%)		(%)[4]	($000)	($000)
3/20/20	3/20/19	57,304	2.750	2	0.000	17	58
3/22/21	3/20/19	10,661	(2.750)	3	0.000	(28)	(32)
3/21/22	3/20/19	112,783	(2.750)	3	0.000	(613)	(509)
3/20/23	3/20/19	111,224	(2.750)	3	0.000	(830)	(627)
3/20/24	3/20/19	81,112	(2.750)	3	0.000	(688)	(506)
3/20/26	3/20/19	64,870	(2.750)	3	0.000	(538)	(429)
						(2,680)	2,045

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

Institutional Intermediate-Term Bond Fund

2 Fixed interest payment received/paid semiannually.

3 Fixed interest payment received/paid quarterly.

4 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2018, counterparties had deposited in segregated accounts securities with a value of $2,166,000 and cash with a value of $6,698,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a

Institutional Intermediate-Term Bond Fund

dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,969.085	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,019,899	—
Corporate Bonds	—	3,594,015	—
Sovereign Bonds	—	1,677,659	—
Taxable Municipal Bonds	—	9,740	—
Temporary Cash Investments	262,000	50,292	—
Futures Contracts—Assets[1]	2,172	—	—
Futures Contracts—Liabilities[1]	(1,254)	—	—
Swap Contracts—Assets	7	—	—
Swap Contracts—Liabilities	(805)	(460)	—
Total	262,120	17,320,230	—

1 Represents variation margin on the last day of the reporting period.

Institutional Intermediate-Term Bond Fund

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied

Institutional Intermediate-Term Bond Fund

to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps  are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Schedule of Investments as an asset (liability) and in the Schedule of Investments as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s

Institutional Intermediate-Term Bond Fund

performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

Vanguard Institutional Short-Term Bond Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (13.7%)
U.S. Government Securities (5.2%)
	United States Treasury Note/Bond	2.250%	2/29/20	1,000	996
	United States Treasury Note/Bond	2.500%	5/31/20	15,000	14,986
	United States Treasury Note/Bond	1.625%	7/31/20	5,000	4,929
1	United States Treasury Note/Bond	2.625%	7/31/20	126,661	126,799
	United States Treasury Note/Bond	1.375%	9/15/20	101,000	99,075
	United States Treasury Note/Bond	2.750%	9/30/20	111,000	111,416
	United States Treasury Note/Bond	1.875%	12/15/20	38,000	37,549
2	United States Treasury Note/Bond	2.875%	7/31/25	17,000	17,297
					413,047
Agency Bonds and Notes (8.5%)
3	AID-Jordan	2.578%	6/30/22	15,000	14,955
4	Federal Home Loan Banks	5.375%	5/15/19	25,250	25,512
4	Federal Home Loan Banks	3.000%	10/12/21	265,900	269,232
4	Federal Home Loan Banks	3.250%	11/16/28	9,900	10,096
5	Federal National Mortgage Assn.	2.875%	10/30/20	83,000	83,433
5	Federal National Mortgage Assn.	2.875%	9/12/23	234,900	237,651
4	Tennessee Valley Authority	2.250%	3/15/20	30,100	29,949
					670,828
Conventional Mortgage-Backed Securities (0.0%)
5,6	Freddie Mac Gold Pool	6.000%	4/1/28	7	8
Total U.S. Government and Agency Obligations (Cost $1,073,718)					1,083,883
Asset-Backed/Commercial Mortgage-Backed Securities (45.5%)
6	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	3,780	3,723
6	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	5,600	5,556
6	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,490	1,481
6	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	18,110	17,843
6	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	44,820	45,083
6	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	33,960	34,172
7	American Tower Trust #1	3.652%	3/23/28	430	429
6,7	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	3,145	3,265
6	AmeriCredit Automobile Receivables Trust 2016-1	1.810%	10/8/20	1	1
6,7	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	708	715
6,7	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	740	769
6,7	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	5,215	5,152
6,7	Avis Budget Rental Car Funding AESOP LLC 2017-2A	2.970%	3/20/24	6,090	5,952
6,7	Avis Budget Rental Car Funding AESOP LLC 2018-1A	3.700%	9/20/24	10,720	10,857
6,7	Avis Budget Rental Car Funding AESOP LLC 2018-2A	4.000%	3/20/25	20,850	21,166
6	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	290	293
6	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	749	753

6	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	160	159
6	BANK 2017 - BNK4	3.625%	5/15/50	255	255
6	BANK 2017 - BNK5	3.390%	6/15/60	270	265
6	BANK 2017 - BNK6	3.254%	7/15/60	440	427
6	BANK 2017 - BNK6	3.518%	7/15/60	420	415
6	BANK 2017 - BNK6	3.741%	7/15/60	30	29
6	BANK 2017 - BNK7	3.435%	9/15/60	380	373
6	BANK 2017 - BNK8	3.488%	11/15/50	1,120	1,102
6	BANK 2017 - BNK9	3.538%	11/15/54	505	499
6	BANK 2018 - BN12	4.255%	5/15/61	500	520
6	BANK 2018 - BN13	4.217%	8/15/61	750	778
6	BANK 2018 - BN14	4.185%	9/15/60	445	464
6	BANK 2018 - BN14	4.231%	9/15/60	890	925
6	BANK 2018 - BN15	4.407%	11/15/61	818	865
6	BANK 2018 - BN10	3.641%	2/15/61	380	383
6	BANK 2018 - BN10	3.688%	2/15/61	990	988
6,7,8	Bank of America Student Loan Trust 2010-1A	3.290%	2/25/43	2,599	2,600
	Bank of Nova Scotia	1.875%	4/26/21	12,160	11,856
6	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	110	111
6	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	590	590
6	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	60	59
6	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	820	834
6	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	580	595
6	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	590	613
6	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	1,118	1,163
6	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	1,110	1,158
6	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	246	256
6	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	12,970	12,863
6	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	4,040	4,002
6	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	16,420	16,521
6	BMW Vehicle Lease Trust 2018-1A	3.360%	3/21/22	7,290	7,355
6	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	2,220	2,180
6,8	Brazos Higher Education Authority Inc. Series 2005-3	3.022%	6/25/26	1,649	1,639
6,8	Brazos Higher Education Authority Inc. Series 2011-1	3.477%	2/25/30	2,815	2,832
6	Cabela’s Credit Card Master Note Trust 2015-1A	2.260%	3/15/23	5,850	5,792
6,7	Canadian Pacer Auto Receivables Trust 2017-1	2.050%	3/19/21	1,400	1,391
6,7	Canadian Pacer Auto Receivables Trust 2017-1	2.286%	1/19/22	990	980
6,7	Canadian Pacer Auto Receivables Trust 2018-1	3.220%	9/19/22	4,920	4,946
6,7	Canadian Pacer Auto Receivables Trust 2018-2	3.270%	12/19/22	14,350	14,549
6,7	Canadian Pacer Auto Receivables Trust 2018-2	3.440%	8/21/23	6,380	6,524
6	Capital Auto Receivables Asset Trust 2016-2	1.630%	1/20/21	630	627
6	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	130	129
6,7	Capital Auto Receivables Asset Trust 2017-1	2.020%	8/20/21	240	238

6,7	Capital Auto Receivables Asset Trust 2017-1	2.220%	3/21/22	170	168
6,7	Capital Auto Receivables Asset Trust 2018-1	2.790%	1/20/22	7,030	7,015
6	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	8,135	8,008
6,7	CARDS II Trust 2018-2A	3.047%	4/17/23	23,940	23,927
6	CarMax Auto Owner Trust 2014-4	1.810%	7/15/20	2,822	2,820
6	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	6,430	6,399
6	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	5,435	5,402
6	CarMax Auto Owner Trust 2016-1	1.880%	6/15/21	12,720	12,603
6	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	18,020	17,812
6	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	11,690	11,419
6	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	13,510	13,307
6	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	7,130	7,060
6	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	4,040	3,987
6	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	5,783	5,765
6	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	10,620	10,544
6	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,680	1,660
6	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	29,670	29,813
6	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	14,840	15,072
6	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	14,160	14,322
6	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	5,210	5,306
6	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	520	490
6	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	815	815
6	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	380	377
6	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	555	546
6	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	1,130	1,110
6	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	2.161%	10/15/21	5,852	5,807
6,7	CFCRE Commercial Mortgage Trust 2011-C2	5.756%	12/15/47	2,072	2,197
6	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	472	460
6,7	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	23,995	23,973
6,7	Chrysler Capital Auto Receivables Trust 2015-BA	2.260%	10/15/20	2,078	2,077
6,7	Chrysler Capital Auto Receivables Trust 2016-AA	1.960%	1/18/22	22,740	22,657
6,7	Chrysler Capital Auto Receivables Trust 2016-BA	1.640%	7/15/21	6,015	5,984
6,7	Chrysler Capital Auto Receivables Trust 2016-BA	1.870%	2/15/22	6,210	6,145
6	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	1,950	1,935
6,7	Citigroup Commercial Mortgage Trust 2012-GC8	3.683%	9/10/45	450	455
6	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	952	944
6	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	266	271
6	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	3,415	3,512
6	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	1,191	1,210
6	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	2,026	2,067

6	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	756	763
6	Citigroup Commercial Mortgage Trust 2014-GC23	3.863%	7/10/47	255	258
6	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	591	591
6	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	3,132	3,166
6	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	50	49
6	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	950	962
6	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	3,505	3,565
6	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	1,456	1,427
6	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	240	230
6	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	520	513
6	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	1,035	1,022
6	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	230	241
6	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	1,040	1,090
6	Citigroup Commercial Mortgage Trust 2018-C6	4.412%	11/10/51	800	850
6	CNH Equipment Trust 2016-B	1.970%	11/15/21	9,000	8,889
6	CNH Equipment Trust 2017-B	2.170%	4/17/23	5,460	5,352
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	363	363
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	901	905
6	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	574	565
6,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	340	339
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	550	541
6	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	291	286
6	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	924	956
6	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	813	846
6	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	522	529
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,152	1,189
6	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	837	870
6	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	20	20
6	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	1,194	1,243
6,7	COMM 2013-CCRE9 Mortgage Trust	4.257%	7/10/45	3,169	3,266
6,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	392	398
6	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	150	156
6	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	984	974
6,7	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	1,098	1,092
6	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	20	21
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	495	515
6	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	30	31
6	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,060	1,090
6	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	350	357
6	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	350	354
6	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	3,106	3,165
6	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	80	80
6	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,492	2,508

6	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	1,328	1,332
6	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,987	2,033
6	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	855	848
6	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	855	864
6	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	976	989
6	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	487	489
6	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	44	43
6,7	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	496	496
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	2,004	2,028
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	1,360	1,341
6	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	520	508
6	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	970	1,005
6,7	Daimler Trucks Retail Trust 2018-1	2.850%	7/15/21	42,760	42,745
6,7	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	11,840	11,845
6	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	1,210	1,275
6	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	740	722
6,7,9	DELAM 2018-1	3.163%	11/19/25	16,440	16,437
6,7	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	4,651	4,637
6,7	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	5,940	5,903
6,7	Dell Equipment Finance Trust 2018-1	2.970%	10/22/20	12,152	12,152
6,7	Dell Equipment Finance Trust 2018-2	3.160%	2/22/21	22,480	22,527
6,7	Dell Equipment Finance Trust 2018-2	3.370%	10/22/23	10,480	10,523
6	Discover Card Execution Note Trust 2018-A5	3.320%	3/15/24	22,440	22,652
6,7	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	13,535	13,547
6,7	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	27,790	27,985
6,7	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	6,700	6,787
7	DNB Boligkreditt AS	2.500%	3/28/22	6,160	6,072
6,7,9	Edsouth Indenture No 9 LLC 2015-1	3.306%	10/25/56	655	655
6,7	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	7,907	7,894
6,7	Enterprise Fleet Financing LLC Series 2016-1	2.080%	9/20/21	1,480	1,473
6,7	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	10,460	10,508
6,7	Enterprise Fleet Financing LLC Series 2018-3	3.550%	5/20/24	7,700	7,833
5,6	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	13,004	12,674
6	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	13,390	13,161
6,9	First National Master Note Trust 2017-1	2.855%	4/18/22	14,990	14,982
6,9	First National Master Note Trust 2017-2	2.895%	10/16/23	6,030	6,018
6	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	6,520	6,471
6	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	3,300	3,271
6	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	58,340	58,351
6	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	5,350	5,356
6	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	15,260	15,342
6	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	5,390	5,427
6,7	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	15,479	15,434
6,7	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	2,930	2,909
6,7	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	39,000	38,672
6,7	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	36,545	36,001
6,7	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	33,000	32,200
6,7	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	61,220	60,393

6,7	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	30,610	29,810
6,7	Ford Credit Auto Owner Trust 2018-1	3.190%	7/15/31	6,560	6,509
6,7	Ford Credit Auto Owner Trust 2018-2	3.470%	1/15/30	31,840	32,206
6	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	26,200	26,194
6	Ford Credit Auto Owner Trust 2018-B	3.240%	4/15/23	40,870	41,244
6	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	14,050	14,281
6	Ford Credit Floorplan Master Owner Trust A Series 2015-5	2.390%	8/15/22	2,115	2,089
6	Ford Credit Floorplan Master Owner Trust A Series 2017-1	2.070%	5/15/22	66,150	65,256
6	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	30,110	29,646
6	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	40,300	40,188
6	Ford Credit Floorplan Master Owner Trust A Series 2018-3 A1	3.520%	10/15/23	40,960	41,409
6	GE Capital Credit Card Master Note Trust	2.220%	1/15/22	10,603	10,600
6	GM Financial Automobile Leasing Trust 2017-1	2.260%	8/20/20	9,200	9,148
6	GM Financial Automobile Leasing Trust 2017-2	2.180%	6/21/21	6,180	6,135
6	GM Financial Automobile Leasing Trust 2017-3	1.720%	1/21/20	12,032	11,999
6	GM Financial Automobile Leasing Trust 2017-3	2.010%	11/20/20	12,170	12,084
6	GM Financial Automobile Leasing Trust 2017-3	2.120%	9/20/21	3,710	3,674
6	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	24,920	24,804
6	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	29,110	29,081
6	GM Financial Automobile Leasing Trust 2018-3	3.180%	6/21/21	10,950	10,982
6	GM Financial Automobile Leasing Trust 2018-3	3.300%	7/20/22	2,150	2,158
6,7	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	4,260	4,183
6	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	5,945	5,966
6	GM Financial Consumer Automobile 2018-3	3.020%	5/16/23	31,600	31,714
6	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	9,990	10,095
6	GM Financial Consumer Automobile 2018-4	3.210%	10/16/23	35,400	35,499
6	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	20,490	20,800
6,7	GMF Floorplan Owner Revolving Trust 2017-2	2.130%	7/15/22	29,660	29,251
6,7	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	27,050	27,038
6,7	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	940	927
6,7	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	80,100	79,333
6,7,9	Golden Credit Card Trust 2017-4A	2.975%	7/15/24	20,690	20,759
6,7	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	22,260	22,114
6,7	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	31,290	31,802
6,7,8	Gosforth Funding 2016-1A PLC	3.316%	2/15/58	9,941	9,939

6,7,8	Gosforth Funding 2018-1A plc	3.139%	8/25/60	19,266	19,206
6,7	GreatAmerica Leasing Receivables Funding LLC Series 2016-1	1.990%	4/20/22	1,051	1,044
6,7	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.600%	6/15/21	3,970	3,950
6,7	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	2,580	2,570
6,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	217	225
6	GS Mortgage Securities Trust 2013-GC13	4.049%	7/10/46	1,338	1,387
6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,176	1,175
6	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	60	62
6	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	3,596	3,714
6	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	110	113
6	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	60	61
6	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	620	617
6	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,380	1,392
6	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	460	454
6	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	80	79
6	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5	5
6	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	1,170	1,165
6	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	570	541
6	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	555	573
6,7	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	10,525	10,363
6,7	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	8,760	8,640
6,7	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	2,865	2,854
6,7	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	3,300	3,242
6,7	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	1,503	1,484
6,7,8	Holmes Master Issuer plc 2018-1	2.796%	10/15/54	14,680	14,617
6,7,8	Holmes Master Issuer plc 2018-2A	2.856%	10/15/54	27,420	27,347
6	Honda Auto Receivables 2017-3 Owner Trust	1.980%	11/20/23	8,510	8,358
6	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	1,810	1,791
6	Honda Auto Receivables 2017-4 Owner Trust	2.210%	3/21/24	2,900	2,852
6	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	13,990	14,002
6	Honda Auto Receivables 2018-3 Owner Trust	2.950%	8/22/22	22,120	22,141
6	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	8,110	8,162
6	Honda Auto Receivables 2018-4 Owner Trust	3.300%	7/15/25	6,680	6,760
6,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	3,082	2,982
6,7	Hyundai Auto Lease Securitization Trust 2017-B	2.130%	3/15/21	15,120	14,990
6,7	Hyundai Auto Lease Securitization Trust 2017-C	2.120%	2/16/21	11,080	11,007
6,7	Hyundai Auto Lease Securitization Trust 2017-C	2.210%	9/15/21	2,180	2,161
6,7	Hyundai Auto Lease Securitization Trust 2018-A	2.810%	4/15/21	26,050	25,961
6,7	Hyundai Auto Lease Securitization Trust 2018-A	2.890%	3/15/22	8,250	8,225
6,7	Hyundai Auto Lease Securitization Trust 2018-B	3.040%	10/15/21	25,740	25,750

6,7	Hyundai Auto Lease Securitization Trust 2018-B	3.200%	6/15/22	3,290	3,300
6	Hyundai Auto Receivables Trust 2017-B	1.960%	2/15/23	6,960	6,823
6,7	Hyundai Floorplan Master Owner Trust Series 2016-1A	1.810%	3/15/21	8,360	8,339
6,7	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	2,036	2,030
6	John Deere Owner Trust 2015-B	1.780%	6/15/22	1,577	1,576
6	John Deere Owner Trust 2016-B	1.490%	5/15/23	2,135	2,108
6	John Deere Owner Trust 2017-A	2.110%	12/15/23	11,350	11,243
6	John Deere Owner Trust 2017-B	2.110%	7/15/24	6,770	6,655
6	John Deere Owner Trust 2018-B	3.080%	11/15/22	36,300	36,489
6	John Deere Owner Trust 2018-B	3.230%	6/16/25	11,550	11,644
6,7	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C1	4.608%	6/15/43	82	84
6,7	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	4.070%	11/15/43	329	333
6,7	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	4.717%	2/15/46	1,415	1,443
6,7	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5	5.406%	8/15/46	867	904
6,7	JP Morgan Chase Commercial Mortgage Securities Trust 2011-RR1	4.717%	3/16/46	4,957	5,066
6	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	345	339
6,7	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	3.424%	10/15/45	1,627	1,616
6,7	JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC	3.093%	7/5/32	1,117	1,113
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	3.991%	1/15/46	2,283	2,343
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	345	348
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	264	272
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	1,250	1,291
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	1,315	1,297
6	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.461%	7/15/47	360	361
6	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	1,650	1,570
6	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	110	110
6	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	310	306
6	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	2,043	2,071
6	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.035%	7/15/45	1,835	1,860
6	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	246	248
6	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	277	286
6	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	234	236

6	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	2,947	3,052
6	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	1,460	1,505
6	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	700	719
6	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	100	103
6	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.493%	8/15/47	240	241
6	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	1,183	1,192
6	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.231%	1/15/48	390	388
6	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	10	10
6	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	330	324
6	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	40	41
6	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	220	224
6	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	490	492
6	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	860	865
6	JPMCC Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	340	335
6	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	240	236
6	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	230	238
6,7,8	Lanark Master Issuer plc 2018-1A	3.097%	12/22/69	4,108	4,107
6,7,9	Lanark Master Issuer plc 2018-2A	3.073%	12/22/69	15,125	15,125
6,7,9	Master Credit Card Trust II Series 2018-1A	2.969%	7/21/24	9,700	9,706
6	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	3,703	3,697
6	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	10,630	10,583
6	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	1,060	1,053
6	Mercedes-Benz Auto Receivables Trust 2018-1	3.150%	10/15/24	12,310	12,449
6,7	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	5,476	5,460
6,7	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	1,170	1,159
6,7	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	8,390	8,160
6,7	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	10,320	10,158
6,7	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	5,160	5,063
6,7	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	6,490	6,553
6,7	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	3,550	3,587
6	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	879	876
6	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	694	698
6	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	408	403
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	3,023	3,123
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%	8/15/46	1,068	1,092

6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.137%	8/15/46	70	73
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	277	281
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	70	73
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	150	154
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	250	258
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.384%	2/15/47	250	259
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	1,549	1,582
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	2,065	2,125
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	2,008	2,052
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.094%	6/15/47	465	475
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%	8/15/47	70	71
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	20	20
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	200	201
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	20	20
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	250	249
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	90	89
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%	7/15/50	230	230
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.732%	5/15/48	1,190	1,203
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	2,372	2,385
6	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	1,800	1,771
6	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	2,980	3,000
6	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	460	454
6,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	1,344	1,346
6	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	6,630	6,731
6	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	650	614
6	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	1,690	1,691
6	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	180	181
6	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	222	220
6	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	170	177
6,7,9	Motor plc 2017 1A	3.036%	9/25/24	13,065	13,056
6,9	Navient Student Loan Trust 2014-8	2.946%	4/25/23	7,128	7,135
6,7,9	Navient Student Loan Trust 2016-2	3.556%	6/25/65	5,747	5,782
6,7,9	Navient Student Loan Trust 2016-3	3.356%	6/25/65	4,694	4,716
6,7,9	Navient Student Loan Trust 2016-6A	3.256%	3/25/66	36,920	37,219
6,7,9	Navient Student Loan Trust 2017-1	3.256%	7/26/66	15,359	15,418

6,7,9	Navient Student Loan Trust 2018-1	2.696%	3/25/67	745	744
6,7,9	Navistar Financial Dealer Note Master Trust II 2017-1A	3.286%	6/27/22	12,390	12,401
6,7	NextGear Floorplan Master Owner Trust 2016-1A	2.740%	4/15/21	8,880	8,871
6	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	17,500	17,414
6	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	5,610	5,572
6	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	15,110	15,007
6	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	4,210	4,174
6	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	31,440	31,586
6	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	12,040	12,135
6	Nissan Auto Receivables 2016-A Owner Trust	1.590%	7/15/22	2,250	2,220
6	Nissan Auto Receivables 2017-C Owner Trust	2.120%	4/18/22	15,700	15,528
6	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	8,850	8,662
6	Nissan Auto Receivables 2018-B Owner Trust	3.160%	12/16/24	12,310	12,433
6,9	Nissan Master Owner Trust Receivables Series 2017-C	2.775%	10/17/22	18,600	18,566
6,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	654	665
6,7	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	510	502
6,7,9	Pepper Residential Securities Trust 2017A-A1UA	3.487%	3/10/58	258	258
6,7,9	Pepper Residential Securities Trust 2018A-A1UA	3.371%	3/12/47	94	94
6,7,9	Pepper Residential Securities Trust 2020A-A1U1	2.955%	3/16/19	730	729
6,7,9	Pepper Residential Securities Trust 2021-A1U	3.335%	1/16/60	2,897	2,891
6,7,9	Pepper Residential Securities Trust 2022-A1U	3.638%	6/20/60	17,310	17,272
6,7,8	Permanent Master Issuer plc 2018-1A	2.816%	7/15/58	13,840	13,842
6,7	PFS Financing Corp 2017-B	2.220%	7/15/22	1,020	1,006
6,7,9	PFS Financing Corp. 2017-C	2.925%	10/15/21	1,440	1,440
6,7	PFS Financing Corp. 2017-D	2.400%	10/17/22	1,500	1,480
6,7	PFS Financing Corp. 2018-D	3.190%	4/17/23	640	639
6,7,9	PHEAA Student Loan Trust 2016-2A	3.456%	11/25/65	12,383	12,445
6	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	6,550	6,587
6,7,9	Resimac Premier Series 2016-1A	3.777%	10/10/47	1,914	1,920
6,7,9	Resimac Premier Series 2017-1A	3.350%	9/11/48	4,645	4,644
6,7,9	Resimac Premier Series 2018-1A	3.187%	11/10/49	2,290	2,285
6,7,9	Resimac Premier Series 2018-1NCA	3.229%	12/16/59	3,991	3,980
6,7,9	Resimac Premier Series 2018-2	3.240%	4/10/50	5,630	5,619
6	Santander Drive Auto Receivables Trust 2017-3	1.870%	6/15/21	248	247
6	Santander Drive Auto Receivables Trust 2018-1	2.100%	11/16/20	373	373
6	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	300	299
6,7	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	2,130	2,107
6,7	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	16,210	16,171
6,7	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	5,680	5,670
6,7	Securitized Term Auto Receivables Trust 2016-1A	1.524%	3/25/20	3,844	3,834

6,7	Securitized Term Auto Receivables Trust 2016-1A	1.794%	2/25/21	14,340	14,217
6,7	Securitized Term Auto Receivables Trust 2017-1A	1.890%	8/25/20	19,101	19,012
6,7	Securitized Term Auto Receivables Trust 2017-1A	2.209%	6/25/21	12,900	12,813
6,7	Securitized Term Auto Receivables Trust 2017-2A	2.040%	4/26/21	12,380	12,260
6,7	Securitized Term Auto Receivables Trust 2017-2A	2.289%	3/25/22	4,160	4,124
6,7	Securitized Term Auto Receivables Trust 2018-1A	3.068%	1/25/22	11,310	11,324
6,7	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	4,030	4,063
6,7	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	3,820	3,867
6	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	2,330	2,284
6,7	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	450	444
6,7,9	SMB Private Education Loan Trust 2016-B	3.905%	2/17/32	365	373
6,7,9	SMB Private Education Loan Trust 2016-C	3.555%	9/15/34	655	659
6,7,9	SMB Private Education Loan Trust 2017-A	3.355%	9/15/34	3,110	3,111
6,7	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	790	774
6,7	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	2,320	2,321
6,7	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	1,370	1,385
6,7	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	2,530	2,543
6,7	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	3,500	3,428
6,7,9	SoFi Professional Loan Program 2017-A LLC	3.206%	3/26/40	2,036	2,041
6,7	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	890	879
6,7	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	600	589
6,7	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	836	826
6,7	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	350	345
6,7	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	989	980
6,7	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	580	566
6,7	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	403	399
6,7	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	230	227
6,7	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	1,600	1,601
6,7	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	3,590	3,664
6,7	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	2,000	2,015
6	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	13,520	13,631
6	Synchrony Credit Card Master Note Trust 2015-1	2.370%	3/15/23	14,730	14,606
6	Synchrony Credit Card Master Note Trust 2015-4	2.380%	9/15/23	24,190	23,939

6	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	210	206
6	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	20,540	20,334
6	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	5,240	5,142
6,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	101
6	Toyota Auto Receivables 2017-D Owner Trust	2.120%	2/15/23	840	823
6	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	7,140	7,065
6	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	480	477
6	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	5,060	5,104
6	Toyota Auto Receivables 2018-C Owner Trust	3.020%	12/15/22	30,750	30,767
6	Toyota Auto Receivables 2018-C Owner Trust	3.130%	2/15/24	14,270	14,435
6,7	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	2,350	2,319
6,7	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	2,050	2,016
6	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	247	250
6	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	495	491
6,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	2,364	2,376
6	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	521	515
6	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	100	100
6	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	60	60
6	USAA Auto Owner Trust 2017-1	1.880%	9/15/22	7,560	7,438
6,7	Verizon Owner Trust 2016-2A	1.680%	5/20/21	5,893	5,860
6,7	Verizon Owner Trust 2017-1A	2.060%	9/20/21	20,500	20,346
6,7	Verizon Owner Trust 2017-2A	1.920%	12/20/21	27,610	27,326
6,7	Verizon Owner Trust 2017-3	2.060%	4/20/22	10,800	10,674
6,7	Verizon Owner Trust 2018-1	2.820%	9/20/22	35,740	35,645
6	Verizon Owner Trust 2018-A	3.230%	4/20/23	40,810	41,019
6,7	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,236	2,216
6	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	18,810	18,806
6	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	8,520	8,585
6	Volkswagen Auto Loan Enhanced Trust 2018-2	3.250%	4/20/23	39,670	39,996
6	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	11,540	11,703
6,7,9	Volvo Financial Equipment Master Owner Trust 2017-A	2.955%	11/15/22	3,570	3,577
6	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	531	526
6	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	434	433
6	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%	7/15/46	299	305

6	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	1,306	1,357
6	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.287%	7/15/46	350	362
6	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.548%	8/15/50	90	91
6	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	20	20
6	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	10	10
6	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	960	944
6	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	80	79
6	Wells Fargo Commercial Mortgage Trust 2015-C27	3.451%	2/15/48	460	460
6	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	2,620	2,644
6	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	700	707
6	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	1,241	1,266
6	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	2,594	2,631
6	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	2,460	2,460
6	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	360	358
6	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	90	91
6	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	520	508
6	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	190	182
6	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	2,135	2,092
6	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	1,160	1,150
6	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	1,430	1,404
6	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	580	574
6	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	176	175
6	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	660	675
6	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	470	485
6	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%	9/15/61	3,410	3,605
6	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	450	475
6	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	280	292
7	Westpac Banking Corp.	2.100%	2/25/21	1,300	1,273
6,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	614	629

6	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	597	601
6	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	752	771
6	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	385	382
6	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	1,312	1,296
6	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	567	569
6	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	345	349
6	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	526	545
6	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	212	214
6	WFRBS Commercial Mortgage Trust 2013-C18	3.676%	12/15/46	348	353
6	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,042	1,081
6	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	960	978
6	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	110	114
6	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	30	31
6	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	80	81
6	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	230	233
6	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	800	810
6	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,038	1,065
6	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,251	2,271
6	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	60	61
6	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	1,179	1,217
6,7	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	2,145	2,128
6	World Financial Network Credit Card Master Note Trust Series 2012-D	2.150%	4/17/23	22,000	21,908
6	World Financial Network Credit Card Master Note Trust Series 2015-B	2.550%	6/17/24	3,270	3,242
6	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	8,352	8,294
6	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	19,608	19,371
6	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	5,280	5,268
6	World Omni Auto Receivables Trust 2018-D	3.330%	4/15/24	47,300	47,860
6	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	5,870	5,970
6	World Omni Automobile Lease Securitization Trust 2017-A	2.320%	8/15/22	8,800	8,752
6	World Omni Automobile Lease Securitization Trust 2018-A	2.830%	7/15/21	23,020	22,930

6	World Omni Automobile Lease Securitization Trust 2018-A	2.940%	5/15/23	6,910	6,907
6	World Omni Automobile Lease Securitization Trust 2018-B	3.190%	12/15/21	23,160	23,250
6	World Omni Automobile Lease Securitization Trust 2018-B	3.300%	3/15/24	4,810	4,841
6,7	World Omni Select Auto Trust A Series 2018-1 A2	3.240%	4/15/22	34,100	34,173
6,7	World Omni Select Auto Trust A Series 2018-1 A3	3.460%	3/15/23	9,120	9,193
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,589,279)					3,585,675
Corporate Bonds (24.2%)
Finance (18.6%)
	Banking (17.9%)
7	ABN AMRO Bank NV	3.400%	8/27/21	7,500	7,494
	American Express Co.	2.200%	10/30/20	2,605	2,552
	American Express Co.	3.700%	11/5/21	10,550	10,678
7	ANZ New Zealand International Ltd.	2.250%	2/1/19	15,000	14,991
7	ASB Bank Ltd.	3.750%	6/14/23	4,955	4,945
7	Australia & New Zealand Banking Group Ltd.	2.250%	12/19/19	15,855	15,780
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	4,215	4,078
6	Bank of America Corp.	2.369%	7/21/21	1,515	1,489
6	Bank of America Corp.	2.328%	10/1/21	4,660	4,568
6	Bank of America Corp.	2.738%	1/23/22	30,000	29,487
	Bank of Nova Scotia	2.150%	7/14/20	1,990	1,964
	Bank of Nova Scotia	2.350%	10/21/20	4,245	4,190
	Bank of Nova Scotia (Houston Branch)	2.228%	12/11/19	31,695	31,476
7	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	19,300	19,248
7	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	26,854	26,372
7	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	14,000	13,855
7	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	4,375	4,287
7	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	22,303	21,627
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	20,360	20,415
	Citibank NA	2.100%	6/12/20	9,225	9,068
	Citibank NA	2.125%	10/20/20	28,095	27,501
	Citibank NA	2.850%	2/12/21	31,060	30,785
7	Commonwealth Bank of Australia	5.000%	10/15/19	12,667	12,860
	Commonwealth Bank of Australia	2.300%	3/12/20	1,100	1,090
7	Commonwealth Bank of Australia	2.050%	9/18/20	27,000	26,474
	Commonwealth Bank of Australia	2.400%	11/2/20	2,045	2,015
7	Commonwealth Bank of Australia	2.000%	9/6/21	25,776	24,880
7	Commonwealth Bank of Australia	2.750%	3/10/22	5,215	5,114
7	Commonwealth Bank of Australia	3.450%	3/16/23	3,002	2,992
	Cooperatieve Rabobank UA	3.875%	2/8/22	13,745	13,892
7	Danske Bank A/S	1.650%	9/6/19	9,062	8,926
7	Danske Bank A/S	2.750%	9/17/20	8,000	7,843
7	DNB Bank ASA	2.125%	10/2/20	17,000	16,663
7	Federation des Caisses Desjardins du Quebec	2.250%	10/30/20	11,220	11,030
	Fifth Third Bank	2.200%	10/30/20	825	809
	Goldman Sachs Group Inc.	2.550%	10/23/19	12,800	12,729
	Goldman Sachs Group Inc.	2.600%	12/27/20	6,415	6,294
	Goldman Sachs Group Inc.	2.875%	2/25/21	8,856	8,721
	Goldman Sachs Group Inc.	2.625%	4/25/21	2,250	2,194
	HSBC Holdings plc	2.950%	5/25/21	600	591

	HSBC Holdings plc	2.650%	1/5/22	36,300	35,227
6	HSBC Holdings plc	3.033%	11/22/23	7,020	6,773
6	HSBC Holdings plc	3.950%	5/18/24	19,410	19,216
	HSBC USA Inc.	2.750%	8/7/20	3,125	3,090
	Huntington National Bank	2.375%	3/10/20	5,300	5,255
7	ING Bank NV	2.300%	3/22/19	9,520	9,509
	JPMorgan Chase & Co.	2.250%	1/23/20	13,950	13,807
	JPMorgan Chase & Co.	2.750%	6/23/20	5,500	5,464
	JPMorgan Chase & Co.	2.550%	10/29/20	28,960	28,626
	JPMorgan Chase & Co.	2.550%	3/1/21	19,218	18,928
6	JPMorgan Chase & Co.	3.514%	6/18/22	16,310	16,335
	JPMorgan Chase & Co.	3.250%	9/23/22	7,585	7,511
6	JPMorgan Chase & Co.	2.776%	4/25/23	9,070	8,799
6	JPMorgan Chase & Co.	4.023%	12/5/24	10,055	10,131
6	JPMorgan Chase Bank NA	3.086%	4/26/21	93,000	92,759
	Lloyds Bank plc	3.300%	5/7/21	25,000	24,810
6	Lloyds Banking Group plc	2.907%	11/7/23	10,010	9,467
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	4,815	4,721
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	2,440	2,362
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	5,278	5,228
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	2,500	2,509
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,930	1,863
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	11,390	11,071
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	26,465	26,612
7	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	2,710	2,695
7	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	18,515	18,303
	Mizuho Financial Group Inc.	2.953%	2/28/22	2,680	2,631
	Morgan Stanley	2.450%	2/1/19	4,378	4,376
	Morgan Stanley	2.800%	6/16/20	808	802
	Morgan Stanley	2.500%	4/21/21	14,738	14,435
	Morgan Stanley	2.625%	11/17/21	21,292	20,743
	Morgan Stanley	2.750%	5/19/22	35,295	34,236
8	Morgan Stanley	3.811%	5/8/24	3,155	3,108
7	MUFG Bank Ltd.	2.300%	3/10/19	5,350	5,344
7	MUFG Bank Ltd.	2.300%	3/5/20	1,830	1,810
7	MUFG Bank Ltd.	2.750%	9/14/20	8,725	8,649
7	MUFG Bank Ltd.	2.850%	9/8/21	3,990	3,986
	National Australia Bank Ltd.	1.875%	7/12/21	15,000	14,476
	National Bank of Canada	2.150%	6/12/20	7,000	6,899
	National Bank of Canada	2.200%	11/2/20	2,485	2,435
7	Nordea Bank AB	3.750%	8/30/23	4,000	3,942
	PNC Bank NA	2.550%	12/9/21	320	313
	Royal Bank of Canada	2.150%	10/26/20	23,930	23,556
	Royal Bank of Canada	3.700%	10/5/23	7,470	7,480
	Santander UK plc	3.400%	6/1/21	24,000	23,885
7	Skandinaviska Enskilda Banken AB	2.375%	3/25/19	2,750	2,747
	State Street Corp.	4.375%	3/7/21	3,200	3,279
	Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	6,300	6,299
	Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	1,500	1,494
	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	7,505	7,443
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	14,190	14,080
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	4,695	4,736
	Svenska Handelsbanken AB	2.250%	6/17/19	6,000	5,981
	Svenska Handelsbanken AB	2.450%	3/30/21	800	785
	Svenska Handelsbanken AB	1.875%	9/7/21	3,320	3,207
7	Swedbank AB	2.800%	3/14/22	5,145	5,045
	Toronto-Dominion Bank	1.900%	10/24/19	28,630	28,387

	Toronto-Dominion Bank	3.150%	9/17/20	25,255	25,304
	Toronto-Dominion Bank	3.250%	6/11/21	25,575	25,641
	Toronto-Dominion Bank	3.500%	7/19/23	15,085	15,161
7	UBS AG	2.200%	6/8/20	12,310	12,129
7	UBS AG	2.450%	12/1/20	21,355	20,986
7	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	6,579	6,503
7	UBS Group Funding Switzerland AG	3.491%	5/23/23	3,400	3,319
6,7	UBS Group Funding Switzerland AG	2.859%	8/15/23	23,972	23,007
	US Bank NA	3.450%	11/16/21	5,750	5,802
	Wells Fargo Bank NA	2.400%	1/15/20	38,900	38,556
6	Wells Fargo Bank NA	3.325%	7/23/21	37,575	37,540
	Wells Fargo Bank NA	3.625%	10/22/21	19,400	19,463
	Wells Fargo Bank NA	3.550%	8/14/23	9,525	9,492
	Westpac Banking Corp.	2.600%	11/23/20	150	148
	Westpac Banking Corp.	2.650%	1/25/21	11,115	10,972
	Westpac Banking Corp.	2.000%	8/19/21	5,000	4,839
	Westpac Banking Corp.	2.750%	1/11/23	11,725	11,390
	Westpac Banking Corp.	3.650%	5/15/23	10,820	10,886

	Insurance (0.7%)
7	AIG Global Funding	2.700%	12/15/21	2,570	2,510
7	MassMutual Global Funding II	1.950%	9/22/20	5,770	5,653
7	Metropolitan Life Global Funding I	2.400%	1/8/21	16,660	16,386
7	Metropolitan Life Global Funding I	3.000%	1/10/23	1,000	982
7	Pricoa Global Funding I	3.450%	9/1/23	3,300	3,299
7	Principal Life Global Funding II	2.204%	12/11/19	27,685	27,454
7	Reliance Standard Life Global Funding II	3.050%	1/20/21	1,770	1,763
					1,468,812
Industrial (5.2%)
	Basic Industry (0.6%)
7	Air Liquide Finance SA	1.375%	9/27/19	6,805	6,705
	Airgas Inc.	2.375%	2/15/20	12,470	12,347
7	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP	2.450%	5/1/20	4,285	4,250
7	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	3,413	3,371
	EI du Pont de Nemours & Co.	2.200%	5/1/20	18,535	18,381

	Capital Goods (0.7%)
	Caterpillar Financial Services Corp.	1.900%	3/22/19	20,000	19,966
	Caterpillar Financial Services Corp.	2.250%	12/1/19	15,025	14,939
	Caterpillar Financial Services Corp.	1.850%	9/4/20	20,000	19,685
	Caterpillar Financial Services Corp.	2.500%	11/13/20	4,850	4,809

	Communication (0.3%)
	America Movil SAB de CV	5.000%	10/16/19	5,200	5,253
	America Movil SAB de CV	5.000%	3/30/20	4,275	4,351
7	NBCUniversal Enterprise Inc.	1.974%	4/15/19	9,965	9,938
	Telefonos de Mexico SAB de CV	5.500%	11/15/19	5,000	5,079

	Consumer Cyclical (1.0%)
	American Honda Finance Corp.	3.000%	6/16/20	8,450	8,429
7	BMW US Capital LLC	3.250%	8/14/20	6,300	6,295
7	Harley-Davidson Financial Services Inc.	2.250%	1/15/19	16,092	16,088
7	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	11,671	11,582
7	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	6,512	6,404
7	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	1,650	1,620

7	Nissan Motor Acceptance Corp.	2.000%	3/8/19	6,700	6,679
7	Nissan Motor Acceptance Corp.	2.150%	7/13/20	3,500	3,419
7	Nissan Motor Acceptance Corp.	2.150%	9/28/20	5,000	4,879
7	Nissan Motor Acceptance Corp.	3.650%	9/21/21	3,500	3,490
	Toyota Motor Corp.	3.183%	7/20/21	6,600	6,633

	Consumer Noncyclical (0.3%)
	Gilead Sciences Inc.	1.850%	9/20/19	4,000	3,968
	Gilead Sciences Inc.	2.350%	2/1/20	14,075	13,923
	SSM Health Care Corp.	3.688%	6/1/23	6,485	6,495

	Energy (1.6%)
	Baker Hughes a GE Co. LLC	3.200%	8/15/21	12,642	12,486
	BP Capital Markets America Inc.	4.500%	10/1/20	10,000	10,223
	BP Capital Markets plc	4.750%	3/10/19	37,139	37,258
	BP Capital Markets plc	1.676%	5/3/19	19,500	19,425
	BP Capital Markets plc	2.521%	1/15/20	480	477
	BP Capital Markets plc	2.315%	2/13/20	14,647	14,510
	TransCanada PipeLines Ltd.	2.125%	11/15/19	17,190	17,024
8	TransCanada PipeLines Ltd.	2.891%	11/15/19	16,710	16,648
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,557	1,498

	Other Industrial (0.4%)
7	CK Hutchison International 17 Ltd.	2.250%	9/29/20	12,480	12,252
7	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	16,140	16,343

	Technology (0.1%)
	Baidu Inc.	2.750%	6/9/19	6,228	6,220

	Transportation (0.2%)
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	9,257	9,383
6	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	5,845	5,916
6	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	4,004	4,105
					412,746
Utilities (0.4%)
	Electric (0.3%)
	Arizona Public Service Co.	8.750%	3/1/19	830	837
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	3,325	3,265
	Connecticut Light & Power Co.	5.500%	2/1/19	3,815	3,823
	Duke Energy Florida LLC	4.550%	4/1/20	200	204
	MidAmerican Energy Co.	2.400%	3/15/19	3,053	3,052
	Public Service Electric & Gas Co.	3.500%	8/15/20	1,297	1,293
	Southern California Edison Co.	2.900%	3/1/21	4,665	4,606
	Western Massachusetts Electric Co.	3.500%	9/15/21	830	835

	Natural Gas (0.1%)
	Atmos Energy Corp.	8.500%	3/15/19	8,990	9,083
					26,998
Total Corporate Bonds (Cost $1,922,629)					1,908,556
Sovereign Bonds (12.5%)
7	Avi Funding Co. Ltd.	2.850%	9/16/20	7,700	7,638
7	Bermuda	4.138%	1/3/23	7,000	7,093
6	Bermuda	4.750%	2/15/29	4,600	4,669
7	BNG Bank NV	1.500%	2/15/19	4,500	4,496

7	BNG Bank NV	1.750%	10/30/19	35,000	34,789
7	CDP Financial Inc.	4.400%	11/25/19	12,903	13,090
7	CDP Financial Inc.	3.150%	7/24/24	1,750	1,763
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,850	1,832
	Corp. Andina de Fomento	2.200%	7/18/20	2,427	2,391
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	7,950	8,025
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	2,020	2,043
7	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	9,538	9,770
	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	4,600	4,706
7	CPPIB Capital Inc.	1.250%	9/20/19	39,785	39,374
10	Development Bank of Japan Inc.	1.625%	9/25/19	10,000	9,912
7,11	Dexia Credit Local SA	1.875%	9/15/21	10,000	9,764
7	Dexia Credit Local SA	2.375%	9/20/22	10,290	10,109
7	Dexia Credit Local SA	3.250%	9/26/23	50,000	50,727
7	Electricite de France SA	6.500%	1/26/19	2,000	2,002
	Emirate of Abu Dhabi	2.500%	10/11/22	17,000	16,512
	Emirate of Abu Dhabi	3.125%	10/11/27	6,000	5,737
	Equinor ASA	3.150%	1/23/22	3,000	2,993
	Equinor ASA	2.650%	1/15/24	2,000	1,934
	European Investment Bank	1.875%	3/15/19	20,000	19,972
	Export-Import Bank of Korea	1.500%	10/21/19	19,500	19,282
	Export-Import Bank of Korea	2.250%	1/21/20	4,000	3,968
	Export-Import Bank of Korea	5.125%	6/29/20	1,500	1,545
	Export-Import Bank of Korea	4.000%	1/29/21	5,200	5,313
	Export-Import Bank of Korea	3.000%	11/1/22	2,400	2,370
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	8,000	7,969
7	Harvest Operations Corp.	4.200%	6/1/23	2,000	2,043
7	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	7,000	6,975
8	Industrial & Commercial Bank of China Ltd.	3.341%	11/8/20	4,500	4,499
	Inter-American Development Bank	2.125%	11/9/20	150	149
10	Japan Bank for International Cooperation	2.125%	11/16/20	12,500	12,325
10	Japan Bank for International Cooperation	3.125%	7/20/21	24,300	24,499
7	Japan Finance Organization for Municipalities	2.125%	3/6/19	15,000	14,980
12	KFW	1.875%	4/1/19	5,000	4,993
	Kingdom of Saudi Arabia	2.375%	10/26/21	14,000	13,498
	Kingdom of Saudi Arabia	2.875%	3/4/23	7,600	7,306
	Kingdom of Sweden	1.500%	7/25/19	27,000	26,835
7	Kommunalbanken AS	2.125%	3/15/19	14,000	13,995
7	Kommunalbanken AS	1.750%	5/28/19	15,000	14,955
7	Kommunalbanken AS	1.500%	9/9/19	33,000	32,791
8	Korea Development Bank	3.479%	9/19/20	11,225	11,248
8	Korea Development Bank	3.326%	3/12/21	10,000	9,986
	Korea Development Bank	4.625%	11/16/21	2,315	2,405
7	Korea East-West Power Co. Ltd.	3.875%	7/19/23	10,900	11,030
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	4,000	3,946
7	Korea National Oil Corp.	2.750%	1/23/19	20,000	20,000
7	Nederlandse Waterschapsbank NV	1.875%	3/13/19	8,000	7,991
7	Nederlandse Waterschapsbank NV	1.250%	9/9/19	11,500	11,392
	Petronas Capital Ltd.	5.250%	8/12/19	38,617	39,080
	Province of Alberta	1.900%	12/6/19	20,000	19,828
7	Province of Alberta	1.750%	8/26/20	9,350	9,191
	Province of Manitoba	2.100%	9/6/22	1,400	1,361
	Province of Ontario	1.625%	1/18/19	38,000	37,987
	Province of Ontario	2.000%	1/30/19	29,500	29,489
	Province of Ontario	1.250%	6/17/19	60,000	59,689
	Province of Ontario	4.000%	10/7/19	2,575	2,603

	Province of Ontario	4.400%	4/14/20	19,500	19,921
9	Province of Quebec	2.920%	9/21/20	10,000	10,025
	Province of Quebec	2.750%	8/25/21	6,350	6,352
	Republic of Chile	2.250%	10/30/22	2,000	1,929
	Republic of Lithuania	7.375%	2/11/20	40,260	42,162
	Republic of Lithuania	6.125%	3/9/21	17,510	18,527
	Republic of Lithuania	6.625%	2/1/22	20,500	22,360
	Republic of Poland	5.125%	4/21/21	1,350	1,409
	Republic of Poland	5.000%	3/23/22	20,630	21,746
	Sinopec Group Overseas Development 2014 Ltd.	2.750%	4/10/19	9,200	9,199
7	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	10,000	9,989
	State of Israel	3.150%	6/30/23	2,000	1,998
	State of Kuwait	2.750%	3/20/22	9,727	9,559
	State of Qatar	5.250%	1/20/20	17,200	17,564
	State of Qatar	3.875%	4/23/23	12,500	12,653
7	Temasek Financial I Ltd.	4.300%	10/25/19	2,500	2,526
7	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,847
Total Sovereign Bonds (Cost $983,364)					981,623
Taxable Municipal Bonds (0.1%)
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue 2010-EGSL	3.220%	2/1/21	367	367
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue 2010-ELL	3.450%	2/1/22	4,831	4,837
	Princeton University New Jersey GO	4.950%	3/1/19	3,249	3,261
Total Taxable Municipal Bonds (Cost $8,505)					8,465
				Shares
Temporary Cash Investments (3.5%)
Money Market Fund (2.8%)
13	Vanguard Market Liquidity Fund	2.530%		2,231,833	223,183

				Face Amount ($000)
Certificates of Deposit (0.4%)
	Cooperatieve Rabobank UA	1.980%	10/25/19	32,235	31,983

Commercial Paper (0.3%)
7,14	JP Morgan Securities LLC	2.344%	1/28/19	21,950	21,907
Total Temporary Cash Investments (Cost $277,307)					277,073
Total Investments (99.5%) (Cost $7,854,802)					7,845,275
Other Assets and Liabilities-Net (0.5%)					36,754
Net Assets (100%)					7,882,029

1	Securities with a value of $6,132,000 have been segregated as initial margin for open cleared swap contracts.
2	Securities with a value of $4,375,000 have been segregated as initial margin for open futures contracts.
3	U.S. government-guaranteed.
4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

7

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $2,546,366,000, representing 32.3% of net assets.

8	Adjustable-rate security based upon 3-month USD LIBOR plus spread.
9	Adjustable-rate security based upon 1-month USD LIBOR plus spread.
10	Guaranteed by the Government of Japan.
11	Guaranteed by multiple countries.
12	Guaranteed by the Federal Republic of Germany.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
14

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At December 31, 2018, the value of these securities was $21,907,000, representing 0.3% of net assets.

GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2019	7,900	1,677,269	10,939
10-Year U.S. Treasury Note	March 2019	160	19,523	123
30-Year U.S. Treasury Bond	March 2019	65	9,490	426
				11,488
Short Futures Contracts
5-Year U.S. Treasury Note	March 2019	(3,581)	(410,696)	(6,547)
Ultra 10-Year U.S. Treasury Note	March 2019	(218)	(28,357)	(829)
				(7,376)
				4,112

Institutional Short-Term Bond Fund

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid) [1] (%)	Value ($000)	Remaining Up-Front Premium Received (Paid) ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold/Moody’s Rating
Republic of Chile/Aa3	12/20/23	BOANA	5,500	1.000	92	(122)	(30)
Republic of Chile/Aa3	12/20/23	GSI	7,750	1.000	129	(166)	(37)
					221	(288)	(67)

Credit Protection Purchased
State of Qatar	6/20/22	BOANA	2,720	(1.000)	(41)	(24)	(65)
State of Qatar	6/20/22	CITNA	5,280	(1.000)	(81)	(43)	(124)
					(122)	(67)	(189)
					99	(355)	(256)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BOANA—Bank of America, N.A.

CITNA—Citibank N.A.

GSI—Goldman Sachs International.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Fixed Interest Rate Received (Paid) [2] (%)	Floating Interest Rate Received (Paid) [3] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
11/21/19	N/A	14,600	1.891	(2.646)	(107)	(108)
3/20/20	3/20/19[1]	104,498	2.750	(0.000)	31	106
12/21/20	N/A	41,981	(3.133)	2.804	(379)	(259)
3/21/22	3/20/19[1]	145,625	(2.750)	0.000	(792)	(657)
3/20/23	3/20/19[1]	148,557	(2.750)	0.000	(1,109)	(838)
3/20/24	3/20/19[1]	108,447	(2.750)	0.000	(920)	(676)
3/20/26	3/20/19[1]	87,414	(2.750)	0.000	(725)	(578)
					(4,001)	(3,010)

1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Fixed interest payment received/paid semiannually.
3	Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

Institutional Short-Term Bond Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Institutional Short-Term Bond Fund

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps  are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Institutional Short-Term Bond Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	1,083,883	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,585,675	—
Corporate Bonds	—	1,908,556	—
Sovereign Bonds	—	981,623	—
Taxable Municipal Bonds	—	8,465	—
Temporary Cash Investments	223,183	53,890	—
Futures Contracts—Assets[1]	1,209	—	—
Futures Contracts—Liabilities[1]	(1,140)	—	—
Swap Contracts—Assets	17[1]	—	—
Swap Contracts—Liabilities	(1,080) [1]	(256)	—
Total	222,189	7,621,836	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Core Bond Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (48.7%)
U.S. Government Securities (21.9%)
	United States Treasury Note/Bond	1.000%	10/15/19	5,000	4,937
	United States Treasury Note/Bond	2.000%	1/31/20	1,100	1,093
1	United States Treasury Note/Bond	1.125%	3/31/20	2,500	2,456
	United States Treasury Note/Bond	1.375%	3/31/20	2,200	2,168
	United States Treasury Note/Bond	2.375%	4/30/20	2,800	2,793
	United States Treasury Note/Bond	1.625%	6/30/20	1,500	1,480
	United States Treasury Note/Bond	1.375%	8/31/20	1,025	1,006
	United States Treasury Note/Bond	2.875%	10/31/20	15,200	15,295
	United States Treasury Note/Bond	2.750%	11/30/20	1,800	1,808
	United States Treasury Note/Bond	1.125%	2/28/21	14,000	13,597
	United States Treasury Note/Bond	1.250%	3/31/21	1,000	973
	United States Treasury Note/Bond	2.250%	4/30/21	2,300	2,290
	United States Treasury Note/Bond	1.375%	5/31/21	5,000	4,871
	United States Treasury Note/Bond	2.625%	6/15/21	330	331
	United States Treasury Note/Bond	1.125%	7/31/21	800	773
	United States Treasury Note/Bond	2.125%	8/15/21	6,600	6,539
	United States Treasury Note/Bond	2.000%	8/31/21	900	889
	United States Treasury Note/Bond	2.125%	9/30/21	7,000	6,934
	United States Treasury Note/Bond	1.250%	10/31/21	4,000	3,867
2	United States Treasury Note/Bond	2.000%	10/31/21	18,900	18,655
	United States Treasury Note/Bond	1.875%	9/30/22	1,800	1,761
	United States Treasury Note/Bond	2.000%	11/30/22	5,076	4,985
	United States Treasury Note/Bond	2.375%	1/31/23	7,095	7,063
	United States Treasury Note/Bond	2.625%	2/28/23	5,000	5,026
	United States Treasury Note/Bond	2.750%	4/30/23	8,100	8,184
	United States Treasury Note/Bond	1.625%	10/31/23	2,000	1,919
	United States Treasury Note/Bond	2.875%	11/30/23	2,400	2,442
	United States Treasury Note/Bond	2.250%	12/31/23	2,300	2,271
3	United States Treasury Note/Bond	2.750%	2/15/24	1,900	1,921
	United States Treasury Note/Bond	2.125%	9/30/24	1,800	1,759
	United States Treasury Note/Bond	2.750%	6/30/25	3,000	3,030
	United States Treasury Note/Bond	1.625%	2/15/26	3	3
	United States Treasury Note/Bond	2.875%	5/15/28	800	813
	United States Treasury Note/Bond	3.125%	11/15/28	9,000	9,340
	United States Treasury Note/Bond	4.500%	2/15/36	18,400	22,713
3	United States Treasury Note/Bond	4.500%	5/15/38	1,000	1,246
	United States Treasury Note/Bond	3.500%	2/15/39	350	383
	United States Treasury Note/Bond	4.375%	11/15/39	630	774
	United States Treasury Note/Bond	4.625%	2/15/40	425	539
	United States Treasury Note/Bond	3.750%	8/15/41	650	735
	United States Treasury Note/Bond	3.125%	11/15/41	600	615
	United States Treasury Note/Bond	3.125%	2/15/42	650	666
	United States Treasury Note/Bond	2.750%	8/15/42	130	125
	United States Treasury Note/Bond	3.625%	8/15/43	2,200	2,438
	United States Treasury Note/Bond	3.375%	5/15/44	2,000	2,133
	United States Treasury Note/Bond	2.875%	8/15/45	550	537
1	United States Treasury Note/Bond	2.500%	2/15/46	13,000	11,767
	United States Treasury Note/Bond	2.500%	5/15/46	640	579
	United States Treasury Note/Bond	2.750%	11/15/47	9,000	8,544

4	United States Treasury Note/Bond	3.125%	5/15/48	11,500	11,762
	United States Treasury Note/Bond	3.375%	11/15/48	10,000	10,734
					219,562
Agency Bonds and Notes (1.9%)
5	AID-Israel	0.000%	11/1/24	1,300	1,098
6	Federal Home Loan Banks	1.375%	5/28/19	300	299
7	Federal National Mortgage Assn.	0.000%	2/1/19	800	798
	Government Trust Certificate	0.000%	10/1/20	1,479	1,408
	Private Export Funding Corp.	2.250%	3/15/20	567	565
	Private Export Funding Corp.	2.300%	9/15/20	150	149
	Private Export Funding Corp.	3.550%	1/15/24	1,000	1,035
	Resolution Funding Corp. Interest Strip	0.000%	4/15/26	2,480	2,009
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	2,760	2,166
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	1,800	1,402
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	794	614
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	794	608
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	3,000	2,252
6	Tennessee Valley Authority	2.250%	3/15/20	1,700	1,692
6	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	3,000	2,442
					18,537
Conventional Mortgage-Backed Securities (20.9%)
7,8,9	Fannie Mae Pool	2.500%	2/1/28–2/1/34	7,958	7,771
7,8	Fannie Mae Pool	3.000%	2/1/27–2/1/49	13,104	13,016
7,8	Fannie Mae Pool	3.500%	3/1/27–1/1/49	21,653	21,781
7,8,9	Fannie Mae Pool	4.000%	12/1/38–2/1/49	41,662	42,590
7,8,9	Fannie Mae Pool	4.500%	1/1/41–1/1/49	17,870	18,553
7,8	Fannie Mae Pool	5.000%	3/1/38–2/1/49	5,719	6,070
7,8	Fannie Mae Pool	6.000%	5/1/37	677	741
7,8	Freddie Mac Gold Pool	2.500%	10/1/31	759	740
7,8,9	Freddie Mac Gold Pool	3.000%	9/1/33–1/1/49	6,592	6,434
7,8	Freddie Mac Gold Pool	3.500%	3/1/45–3/1/48	17,838	17,873
7,8	Freddie Mac Gold Pool	4.000%	1/1/46–2/1/49	10,407	10,631
7,8	Freddie Mac Gold Pool	4.500%	7/1/47	2,252	2,350
8	Ginnie Mae I Pool	3.000%	4/15/45	452	445
8	Ginnie Mae I Pool	3.500%	6/15/47	1,688	1,708
8	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	196	201
8	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	1,129	1,197
8	Ginnie Mae I Pool	5.000%	3/15/38–2/15/40	2,618	2,800
8	Ginnie Mae II Pool	3.000%	5/20/43–2/1/49	11,725	11,589
8	Ginnie Mae II Pool	3.500%	10/20/43–1/1/49	24,827	25,024
8,9	Ginnie Mae II Pool	4.000%	11/20/42–1/1/49	11,319	11,567
8,9	Ginnie Mae II Pool	4.500%	11/20/44–1/1/49	6,472	6,727
8	Ginnie Mae II Pool	5.000%	12/20/48–2/1/49	100	114
					209,922
Nonconventional Mortgage-Backed Securities (4.0%)
7,8,10	Fannie Mae Pool	4.088%	12/1/40	132	139
7,8	Fannie Mae REMICS	3.000%	5/25/47–9/25/48	4,102	4,032
7,8,11	Fannie Mae REMICS 2005-45	2.876%	6/25/35	92	92
7,8,11	Fannie Mae REMICS 2005-95	2.916%	11/25/35	102	102
7,8,11	Fannie Mae REMICS 2006-46	2.826%	6/25/36	347	344
7,8,11	Fannie Mae REMICS 2007-4	2.951%	2/25/37	39	39
7,8,11	Fannie Mae REMICS 2012-122	2.906%	11/25/42	128	128
7,8,11	Fannie Mae REMICS 2013-19	2.806%	9/25/41	168	168
7,8,11	Fannie Mae REMICS 2013-39	2.856%	5/25/43	164	164
7,8,11	Fannie Mae REMICS 2015-22	2.806%	4/25/45	138	137
7,8,11	Fannie Mae REMICS 2016-55	3.006%	8/25/46	280	282

7,8,11	Fannie Mae REMICS 2016-60	2.756%	9/25/46	546	539
7,8,11	Fannie Mae REMICS 2016-62	2.906%	9/25/46	560	561
7,8,11	Fannie Mae REMICS 2016-93	2.856%	12/25/46	1,106	1,101
7,8	Fannie Mae REMICS 2017-109	3.500%	11/25/45	755	768
7,8	Fannie Mae REMICS 2018-13	3.000%	3/25/48	1,895	1,870
7,8	Fannie Mae REMICS 2018-15	3.500%	10/25/44	860	870
7,8	Fannie Mae REMICS 2018-58	3.000%	8/25/48	2,676	2,612
7,8	Fannie Mae REMICS 2018-65	3.000%	9/25/48	2,524	2,463
7,8	Freddie Mac Non Gold Pool	4.346%	7/1/33	74	78
7,8,10	Freddie Mac Non Gold Pool	4.360%	9/1/37	448	472
7,8,10	Freddie Mac Non Gold Pool	4.446%	7/1/35	521	550
7,8,11	Freddie Mac REMICS	2.805%	11/15/36–8/15/43	252	251
7,8,11	Freddie Mac REMICS	2.815%	11/15/36	91	90
7,8,11	Freddie Mac REMICS	2.905%	6/15/42	47	47
7,8	Freddie Mac REMICS	3.000%	11/25/47–12/15/47	3,221	3,194
7,8,12	Freddie Mac REMICS	3.695%	9/15/47	31,534	5,363
8	Ginnie Mae REMICS	3.000%	12/20/47–7/20/48	7,240	7,168
8	Ginnie Mae REMICS	3.500%	7/20/48	5,523	5,571
8,12	Ginnie Mae REMICS	3.680%	6/20/47	4,675	804
8,13	Ginnie Mae REMICS	4.000%	1/20/45–8/20/46	1,930	334
					40,333
Total U.S. Government and Agency Obligations (Cost $491,699)					488,354
Asset-Backed/Commercial Mortgage-Backed Securities (14.5%)
8	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	180	177
8	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	350	345
8	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	860	865
8,14	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	93	93
8,14	American Tower Trust #1	3.652%	3/23/28	260	260
8	AmeriCredit Automobile Receivables Trust 2015-3	3.340%	8/8/21	285	286
8	AmeriCredit Automobile Receivables Trust 2016-2	3.650%	5/9/22	125	126
8	AmeriCredit Automobile Receivables Trust 2016-3	2.710%	9/8/22	200	198
8	AmeriCredit Automobile Receivables Trust 2016-4	2.410%	7/8/22	225	222
8	AmeriCredit Automobile Receivables Trust 2018-2	4.010%	7/18/24	390	394
8,14	Applebee’s Funding LLC/IHOP Funding LLC	4.277%	9/5/44	35	34
8,14	ARL Second LLC 2014-1A	2.920%	6/15/44	53	52
8,14	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	800	808
8,14	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	700	727
8,14	Avis Budget Rental Car Funding AESOP LLC 2013-2A	2.970%	2/20/20	192	192
8,14	Avis Budget Rental Car Funding AESOP LLC 2015-2A	2.630%	12/20/21	380	376
8,14	Avis Budget Rental Car Funding AESOP LLC 2016-1A	2.990%	6/20/22	500	497
8,14	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	355	351
8,14	Avis Budget Rental Car Funding AESOP LLC 2017-2A	2.970%	3/20/24	180	176
8,14	Avis Budget Rental Car Funding AESOP LLC 2018-1A	3.700%	9/20/24	270	273

8,14	Avis Budget Rental Car Funding AESOP LLC 2018-1A	4.730%	9/20/24	100	102
8,14	Avis Budget Rental Car Funding AESOP LLC 2018-2A	4.000%	3/20/25	450	457
8	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	160	161
8	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	20	20
8	BANK 2017 - BNK4	3.625%	5/15/50	45	45
8	BANK 2017 - BNK5	3.390%	6/15/60	60	59
8	BANK 2017 - BNK6	3.254%	7/15/60	90	87
8	BANK 2017 - BNK6	3.518%	7/15/60	100	99
8	BANK 2017 - BNK6	3.741%	7/15/60	50	49
8	BANK 2017 - BNK7	3.435%	9/15/60	100	98
8	BANK 2017 - BNK8	3.488%	11/15/50	230	226
8	BANK 2017 - BNK9	3.538%	11/15/54	655	647
8	BANK 2018 - BN10	3.688%	2/15/61	240	240
8	BANK 2018 - BN13	4.217%	8/15/61	240	249
8	BANK 2018 - BN14	4.185%	9/15/60	25	26
8	BANK 2018 - BN14	4.231%	9/15/60	300	312
8	BANK 2018 - BN15	4.407%	11/15/61	198	209
8	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	140	140
8	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	70	69
8	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	220	217
8	BENCHMARK 2018-B1 Mortgage Trust	4.118%	1/15/51	340	323
8	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	375	381
8	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	140	144
8	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	190	197
8	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	69	72
8	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	300	313
8	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	42	44
8	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	90	89
8,14	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	273	276
8	California Republic Auto Receivables Trust 2016-2	2.520%	5/16/22	210	207
8	California Republic Auto Receivables Trust 2016-2	3.510%	3/15/23	210	209
8,14	Canadian Pacer Auto Receivables Trust 2017-1	2.050%	3/19/21	140	139
8,14	Canadian Pacer Auto Receivables Trust 2017-1	2.286%	1/19/22	100	99
8,14	Canadian Pacer Auto Receivables Trust 2018-1	3.220%	9/19/22	140	141
8,14	Canadian Pacer Auto Receivables Trust 2018-2	3.440%	8/21/23	50	51
8	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	220	220
8	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	50	49
8	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
8,14	Capital Auto Receivables Asset Trust 2017-1	2.220%	3/21/22	130	129
8	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	100	99
8	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	100	99
8	CarMax Auto Owner Trust 2016-3	1.900%	4/15/22	200	196
8	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	190	187

8	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	190	188
8	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	150	149
8	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	90	89
8	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	40	39
8	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	40	39
8	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	50	49
8	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	90	89
8	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	50	49
8	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	90	91
8	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	130	131
8	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	100	101
8	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	110	112
8	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	100	102
8	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	70	71
8	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	100	102
8	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	270	249
8	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	140	140
8	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	80	79
8	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	105	103
8	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	45	44
8	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	61	59
8,14	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	211	211
8,14	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	582	582
8,14	Chrysler Capital Auto Receivables Trust 2016-AA	2.880%	6/15/22	90	90
8,14	Chrysler Capital Auto Receivables Trust 2016-AA	4.220%	2/15/23	90	91
8,14	Chrysler Capital Auto Receivables Trust 2016-BA	1.870%	2/15/22	20	20
8	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	30	31
8	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	370	381
8	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	307	312
8	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	350	353
8	Citigroup Commercial Mortgage Trust 2014-GC23	4.175%	7/10/47	230	229
8	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	10	10
8	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	360	364
8	Citigroup Commercial Mortgage Trust 2014-GC25	4.345%	10/10/47	140	142
8	Citigroup Commercial Mortgage Trust 2014-GC25	4.529%	10/10/47	175	173
8	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	228	223
8	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	110	111

8	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	410	417
8	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	141	138
8	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	100	99
8	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	230	227
8	Citigroup Commercial Mortgage Trust 2017-P8	4.192%	9/15/50	60	60
8	Citigroup Commercial Mortgage Trust 2017-P8	4.271%	9/15/50	60	58
8	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	110	115
8	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	580	608
8	Citigroup Commercial Mortgage Trust 2018-C6	4.412%	11/10/51	210	223
8,14	CKE Restaurants Holdings Inc. 2018-1A	5.710%	6/20/48	580	598
8,14	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	40	40
8	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	500	494
8	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	60	62
8	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	500	516
8	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	230	239
8,14	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	150	148
8,14	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	210	206
8	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	10
8,14	COMM 2013-CCRE9 Mortgage Trust	4.257%	7/10/45	230	228
8,14	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	100	101
8	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	20	21
8	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	350	361
8	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	20	20
8	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	350	360
8	COMM 2014-CCRE17 Mortgage Trust	4.737%	5/10/47	190	187
8	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	30	30
8	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	20	20
8	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	350	352
8	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	50	50
8	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	228	226
8	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	120	122
8	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	124	122
8	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	358	362
8	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	60	59
8	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	115	112
8	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	540	559
8,14	DB Master Finance LLC 2015-1A	3.980%	2/20/45	58	58
8	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	320	337
8	DBJPM 16-C1 Mortgage Trust	3.350%	5/10/49	140	127
8	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	160	156
8,11,14	DELAM 2018-1	3.163%	11/19/25	660	660
8,14	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	101	101
8,14	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	130	129
8,14	Dell Equipment Finance Trust 2018-2	3.370%	10/22/23	120	121

8,14	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	740	745
8,14	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	180	182
8,14	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	370	366
8,14	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	9	9
8,14	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	132	133
8,14	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	200	202
8,14	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	90	91
8	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	50	50
8	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	146	146
8	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	330	329
8	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	360	360
8	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	560	561
8	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	390	393
8	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	490	491
8	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	480	481
8	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	260	263
8	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	500	504
8	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	480	486
8	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	650	661
8,14	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	290	292
8,14	Enterprise Fleet Financing LLC Series 2018-3	3.550%	5/20/24	230	234
7,8,11	Fannie Mae Connecticut Avenue Securities 2016-C04	3.956%	1/25/29	72	72
7,8,11	Fannie Mae Connecticut Avenue Securities 2016-C05	3.856%	1/25/29	74	74
7,8	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	20	19
8,11	First National Master Note Trust 2017-2	2.895%	10/16/23	250	250
8,14	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	45	45
8	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	220	220
8,14	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	250	249
8,14	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	200	199
8	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	200	198
8,14	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	450	444
8,14	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	650	633
8,14	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	120	117
8,14	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	250	244
8,14	Ford Credit Auto Owner Trust 2018-1	3.190%	7/15/31	250	248
8,14	Ford Credit Auto Owner Trust 2018-2	3.470%	1/15/30	430	435
8,14	Ford Credit Auto Owner Trust 2018-2	3.610%	1/15/30	260	263
8,14	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	120	121
8,14	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	100	98
8	Ford Credit Floorplan Master Owner Trust A Series 2014-2	2.310%	2/15/21	200	200
8	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	1,030	1,014
7,8,11	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3	4.506%	12/25/28	186	187
7,8,14	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI1	3.745%	2/25/48	321	318
7,8,14	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI2	3.819%	5/25/48	181	182
7,8,14	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI3	4.167%	8/25/48	115	115
7,8,14	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI4	4.461%	11/25/48	280	280
8,14	FRS I LLC 2013-1A	3.080%	4/15/43	181	181

8	GM Financial Automobile Leasing Trust 2016-2	2.580%	3/20/20	190	190
8	GM Financial Automobile Leasing Trust 2017-3	2.400%	9/20/21	80	79
8	GM Financial Automobile Leasing Trust 2017-3	2.730%	9/20/21	40	40
8,14	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	150	147
8,14	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	40	39
8,14	GMF Floorplan Owner Revolving Trust 2016-1	2.410%	5/17/21	330	329
8,14	GMF Floorplan Owner Revolving Trust 2016-1	2.850%	5/17/21	330	329
8,14	GMF Floorplan Owner Revolving Trust 2017-2	2.440%	7/15/22	260	257
8,14	GMF Floorplan Owner Revolving Trust 2017-2	2.630%	7/15/22	140	139
8,14	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	150	149
8,14	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	630	626
8,14	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	1,700	1,728
8,14,15	Gosforth Funding 2018-1A plc	3.139%	8/25/60	301	300
8,14	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.600%	6/15/21	170	169
8,14	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	110	110
8	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	350	350
8	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	30	31
8	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	350	361
8	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	390	399
8	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	170	174
8	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	150	150
8	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	150	149
8	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	140	141
8	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	30	30
8	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	203	201
8	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	113	112
8	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	50	50
8	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	50	47
8	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	150	155
8,14	Hardee’s Funding HNGRY_18-1A	4.959%	6/20/48	50	51
8,14	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	187	135
8,14	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	710	712
8,14	Hertz Vehicle Financing II LP 2015-1A	2.730%	3/25/21	850	843
8,14	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	100	99
8,14	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	25	25
8,14	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	230	226
8,14	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	110	108
8,14	Hertz Vehicle Financing II LP 2018-1A	4.390%	2/25/24	100	99
8,14	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	100	99
8,14	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	350	354
8,14	Hilton USA Trust 2016-HHV	3.719%	11/5/38	20	20
8,14,15	Holmes Master Issuer plc 2018-1	2.796%	10/15/54	530	528
8,14,15	Holmes Master Issuer plc 2018-2A	2.856%	10/15/54	390	389

8	Honda Auto Receivables 2017-4 Owner Trust	2.210%	3/21/24	80	79
8,14	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	250	242
8,14	Hyundai Auto Lease Securitization Trust 2017-C	2.460%	7/15/22	200	198
8,11,14	Invitation Homes 2017-SFR2 Trust	3.305%	12/17/36	372	368
8,11,14	Invitation Homes 2017-SFR2 Trust	3.605%	12/17/36	130	130
8,11,14	Invitation Homes 2018-SFR1 Trust	3.155%	3/17/37	287	283
8,11,14	Invitation Homes 2018-SFR1 Trust	3.405%	3/17/37	100	99
8	John Deere Owner Trust 2018-B	3.230%	6/16/25	180	181
8,14	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	4.717%	2/15/46	1,532	1,562
8,14	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5	5.406%	8/15/46	550	573
8,14	JP Morgan Chase Commercial Mortgage Securities Trust 2011-RR1	4.717%	3/16/46	20	20
8,14	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	3.424%	10/15/45	90	89
8	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	3.991%	1/15/46	230	226
8	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	10	10
8	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	80	79
8	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	50	48
8	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	90	90
8	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	70	69
8	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.363%	7/15/45	1,579	1,588
8	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	30	31
8	JPMBB Commercial Mortgage Securities Trust 2013-C15	5.199%	11/15/45	30	31
8	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	380	392
8	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.231%	1/15/48	350	348
8	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	350	350
8	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	258	253
8	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	80	81
8	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	100	102
8	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	160	161
8	JPMCC Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	80	79
8	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	60	59
8	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	50	52
8,14,15	Lanark Master Issuer plc 2018-1A	3.097%	12/22/69	156	156

8,11,14	Lanark Master Issuer plc 2018-2A	3.073%	12/22/69	244	244
8,14	Laurel Road Prime Student Loan Trust 2018-B	3.540%	5/26/43	580	584
8,11,14	Master Credit Card Trust II Series 2018-1A	2.969%	7/21/24	250	250
8	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	30	30
8,14	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	120	121
8,14	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	100	101
8	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	100	101
8	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	200	195
8	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	400	416
8	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	314	321
8	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	10	10
8	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.912%	4/15/47	150	153
8	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	20	20
8	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.321%	6/15/47	80	81
8	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%	8/15/47	350	355
8	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	350	358
8	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	450	451
8	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	188	185
8	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.732%	5/15/48	975	986
8	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	180	181
8	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	130	128
8	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	4.751%	5/15/49	160	158
8	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	290	292
8	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	120	118
8	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	499	506
8	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	100	100
8	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	75	74
8	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	30	31
8,11,14	Motor plc 2017 1A	3.036%	9/25/24	754	754
8,14	MSBAM Commercial Mortgage Securities Trust 2012-CKSV	3.277%	10/15/30	1,700	1,662
8,11,14	Navient Student Loan Trust 2016-2	3.556%	6/25/65	191	192
8,11,14	Navient Student Loan Trust 2016-3	3.356%	6/25/65	53	54
8,11,14	Navient Student Loan Trust 2016-6A	3.256%	3/25/66	100	101
8,11,14	Navient Student Loan Trust 2017-A	2.855%	12/16/58	113	113

8,14	Navient Student Loan Trust 2017-A	2.880%	12/16/58	240	234
8,14	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	430	434
8,14	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	1,320	1,357
8,14	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	106	105
8,14	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	550	557
8,14	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	640	654
8,14	NextGear Floorplan Master Owner Trust 2016-1A	2.740%	4/15/21	580	579
8	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	320	313
8,11	Nissan Master Owner Trust Receivables Series 2017-C	2.775%	10/17/22	735	734
8,14	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	700	690
8,11,14	Pepper Residential Securities Trust 2017A-A1UA	3.487%	3/10/58	56	56
8,11,14	Pepper Residential Securities Trust 2021-A1U	3.335%	1/16/60	667	665
8,11,14	Pepper Residential Securities Trust 2022-A1U	3.638%	6/20/60	520	519
8,14,15	Permanent Master Issuer plc 2018-1A	2.816%	7/15/58	250	250
8,14	PFS Financing Corp. 2017-B	2.220%	7/15/22	340	335
8,11,14	PFS Financing Corp. 2017-C	2.925%	10/15/21	410	410
8,14	PFS Financing Corp. 2017-D	2.400%	10/17/22	430	424
8,14	PFS Financing Corp. 2018-D	3.190%	4/17/23	250	250
8,11,14	PHEAA Student Loan Trust 2016-2A	3.456%	11/25/65	166	167
8,14	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	411	407
8,14	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	200	194
8,14	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	97
8,14	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	390	383
8,14	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	98
8,14	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	580	592
8	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	120	121
8,11,14	Resimac Premier Series 2016-1A	3.777%	10/10/47	409	410
8,11,14	Resimac Premier Series 2018-1A	3.187%	11/10/49	575	573
8,11,14	Resimac Premier Series 2018-1NCA	3.229%	12/16/59	927	924
8,11,14	Resimac Premier Series 2018-2	3.240%	4/10/50	160	160
8	Santander Drive Auto Receivables Trust 2016-2	2.080%	2/16/21	32	32
8	Santander Drive Auto Receivables Trust 2016-2	2.660%	11/15/21	170	169
8	Santander Drive Auto Receivables Trust 2016-2	3.390%	4/15/22	140	140
8	Santander Drive Auto Receivables Trust 2016-3	2.460%	3/15/22	260	258
8	Santander Drive Auto Receivables Trust 2017-3	1.870%	6/15/21	170	170
8	Santander Drive Auto Receivables Trust 2017-3	2.760%	12/15/22	110	109
8	Santander Drive Auto Receivables Trust 2018-1	2.630%	7/15/22	360	358
8	Santander Drive Auto Receivables Trust 2018-1	2.960%	3/15/24	310	308
8	Santander Drive Auto Receivables Trust 2018-1	3.320%	3/15/24	140	139
8	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	460	460

8	Santander Drive Auto Receivables Trust 2018-3	4.070%	8/15/24	760	770
8	Santander Drive Auto Receivables Trust 2018-4	3.980%	12/15/25	470	475
8	Santander Drive Auto Receivables Trust 2018-5	4.190%	12/16/24	540	546
8,14	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	100	99
8,14	Santander Retail Auto Lease Trust 2017-A	2.680%	1/20/22	100	99
8,14	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	325	325
8,14	Securitized Term Auto Receivables Trust 2016-1A	1.524%	3/25/20	12	12
8,14	Securitized Term Auto Receivables Trust 2016-1A	1.794%	2/25/21	40	40
8,14	Securitized Term Auto Receivables Trust 2017-2A	2.289%	3/25/22	180	178
8,14	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	130	132
8	Small Business Administration Participation Certs 2017-20	2.850%	10/1/37	3,805	3,705
8	Small Business Administration Participation Certs 2018-20	2.920%	1/1/38	3,618	3,529
8	Small Business Administration Participation Certs 2018-20	3.220%	2/1/38	3,962	3,936
8	Small Business Administration Participation Certs 2018-20C	3.200%	3/1/38	8,313	8,248
8	Small Business Administration Participation Certs 2018-20J	3.770%	10/1/38	4,846	4,959
8	Small Business Administration Participation Certs 2018-20K	3.870%	11/1/38	3,700	3,794
8	Small Business Administration Participation Certs 2018-20L	3.540%	12/1/38	4,800	4,841
8	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	40	39
8,14	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	341	337
8,11,14	SMB Private Education Loan Trust 2016-B	3.905%	2/17/32	222	227
8,11,14	SMB Private Education Loan Trust 2016-C	3.555%	9/15/34	96	97
8,11,14	SMB Private Education Loan Trust 2017-A	3.355%	9/15/34	120	120
8,14	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	260	255
8,14	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	450	455
8,14	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	570	573
8,14	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	386	382
8,14	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	600	588
8,14	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	100	98
8,11,14	SoFi Professional Loan Program 2016-D LLC	3.456%	1/25/39	34	34

8,14	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	10	10
8,14	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	120	118
8,14	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	324	320
8,14	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	130	128
8,14	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	180	176
8,14	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	100	99
8,14	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	820	837
8,14	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	400	403
14	Stadshypotek AB	2.500%	4/5/22	250	247
8	Synchrony Credit Card Master Note Trust 2016-1	2.390%	3/15/22	345	345
8	Synchrony Credit Card Master Note Trust 2016-2	2.950%	5/15/24	140	138
8	Synchrony Credit Card Master Note Trust 2016-3	1.910%	9/15/22	100	99
8	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	560	549
8	Synchrony Credit Card Master Note Trust 2017-2	2.820%	10/15/25	170	167
8	Synchrony Credit Card Master Note Trust 2017-2	3.010%	10/15/25	230	226
8,14	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	35	36
8,14	Taco Bell Funding LLC 2018-1	4.940%	11/25/48	390	396
8,14	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	236	235
8,14	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	2,000	2,005
8,14	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	320	321
8,14	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	200	201
8,14	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	333	333
8,14	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	100	100
8,14	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	100	100
8,14	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	100	101
8,14	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	101
14	Toronto-Dominion Bank	2.250%	3/15/21	30	30
8,14	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	890	878
8,14	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	490	482
8,14	Trinity Rail Leasing LP TRL_18-1	4.620%	6/17/48	440	450
8,14	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	75	74
8,14	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	637	632
8	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	30	30
8	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	10	10
8,14	Vantage Data Centers Issuer LLC	4.072%	2/16/43	119	121

8,14	Verizon Owner Trust 2017-3	2.380%	4/20/22	240	237
8,14	Verizon Owner Trust 2017-3	2.530%	4/20/22	250	246
8,14	Verizon Owner Trust 2018-1	3.050%	9/20/22	350	350
8	Verizon Owner Trust 2018-A	3.230%	4/20/23	340	342
8,11,14	Volvo Financial Equipment Master Owner Trust 2017-A	2.955%	11/15/22	130	130
8	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	40	40
8	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	350	364
8	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.287%	7/15/46	450	465
8	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	190	189
8	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	110	108
8	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	387	384
8	Wells Fargo Commercial Mortgage Trust 2015-C27	3.451%	2/15/48	2,530	2,528
8	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	680	686
8	Wells Fargo Commercial Mortgage Trust 2015-C30	4.497%	9/15/58	200	196
8	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	50	51
8	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.543%	9/15/58	160	157
8	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	90	91
8	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	160	160
8	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	20	20
8	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	70	71
8	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	120	117
8	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	10	10
8	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	240	235
8	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	280	278
8	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	100	98
8	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	195	193
8	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	32	32
8	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	230	237
8	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%	9/15/61	250	264
8	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	230	243

8	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	50	52
8,14	Wendys Funding LLC 2015-1A	4.497%	6/15/45	48	49
8,14	Wendys Funding LLC 2018-1	3.573%	3/15/48	99	95
8,14	Wendys Funding LLC 2018-1	3.884%	3/15/48	139	132
14	Westpac Banking Corp.	2.100%	2/25/21	40	39
8	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	100	104
8	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	20	21
8	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	200	204
8	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	20	21
8	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	10	10
8	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	360	365
8	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	286	289
8	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	380	383
8	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	410	423
8	World Omni Auto Receivables Trust 2015-B	2.150%	8/15/22	175	174
8	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	40	40
8	World Omni Automobile Lease Securitization Trust 2018-A	2.830%	7/15/21	610	608
8	World Omni Automobile Lease Securitization Trust 2018-A	2.940%	5/15/23	180	180
8	World Omni Automobile Lease Securitization Trust 2018-B	3.300%	3/15/24	80	81
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $146,820)					145,832
Corporate Bonds (32.0%)
Finance (12.9%)
	Banking (10.3%)
	American Express Co.	3.700%	11/5/21	2,475	2,505
	American Express Co.	4.200%	11/6/25	4,508	4,603
8	Bank of America Corp.	3.550%	3/5/24	8,610	8,494
	Bank of America Corp.	3.875%	8/1/25	205	203
16	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	600	754
14	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	5,200	5,203
	BB&T Corp.	3.750%	12/6/23	1,500	1,518
8,17	BPCE SA	5.400%	10/27/25	1,070	776
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	4,250	4,261
8	Citigroup Inc.	4.044%	6/1/24	2,125	2,134
	Comerica Inc.	3.700%	7/31/23	4,670	4,671
17,18	Cooperatieve Rabobank UA	4.436%	7/2/25	6,550	4,675
19	Danske Bank A/S	0.500%	5/6/21	2,529	2,892
19	Danske Bank A/S	0.750%	6/2/23	380	431
8	Goldman Sachs Group Inc.	2.908%	6/5/23	2,575	2,456
19	Goldman Sachs Group Inc.	1.375%	5/15/24	1,000	1,138
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,035	991
8	HSBC Holdings plc	3.950%	5/18/24	2,850	2,821
8	HSBC Holdings plc	4.292%	9/12/26	3,000	2,958

8,16	HSBC Holdings plc	5.875%	9/28/46	265	322
8	HSBC Holdings plc	6.500%	9/23/66	750	690
14	Intesa Sanpaolo SpA	3.875%	7/14/27	825	706
	JPMorgan Chase & Co.	3.125%	1/23/25	3,774	3,590
	JPMorgan Chase & Co.	3.900%	7/15/25	5,357	5,309
8	JPMorgan Chase & Co.	3.509%	1/23/29	850	806
8	JPMorgan Chase & Co.	4.005%	4/23/29	2,865	2,844
17,18	Lloyds Banking Group plc	3.385%	3/7/25	1,000	678
15	Morgan Stanley	3.811%	5/8/24	190	187
8	Royal Bank of Scotland Group plc	5.076%	1/27/30	1,600	1,543
	Santander Holdings USA Inc.	3.700%	3/28/22	3,555	3,486
	Santander Holdings USA Inc.	3.400%	1/18/23	1,650	1,584
	Santander Holdings USA Inc.	4.400%	7/13/27	1,705	1,607
8	Santander UK Group Holdings plc	4.796%	11/15/24	2,400	2,384
8	Skandinaviska Enskilda Banken AB	5.750%	12/31/49	2,200	2,144
	Svenska Handelsbanken AB	3.900%	11/20/23	6,450	6,505
	Synchrony Bank	3.000%	6/15/22	770	719
	Synchrony Financial	3.700%	8/4/26	3,160	2,690
14	UBS Group Funding Switzerland AG	4.125%	9/24/25	3,500	3,471
14	UBS Group Funding Switzerland AG	4.253%	3/23/28	4,500	4,428
17,18	Wells Fargo & Co.	3.015%	4/27/22	1,500	1,054
	Wells Fargo Bank NA	3.550%	8/14/23	3,435	3,423

	Brokerage (0.4%)
	Lazard Group LLC	4.500%	9/19/28	3,500	3,503

	Insurance (0.3%)
8,19	AXA SA	3.250%	5/28/49	234	255
19	Chubb INA Holdings Inc.	2.500%	3/15/38	1,200	1,353
16	Pension Insurance Corp. plc	8.000%	11/23/26	1,000	1,448
	Other Finance (0.0%)
14	GTP Acquisition Partners I LLC	2.350%	6/15/20	70	69
	Real Estate Investment Trusts (1.9%)
	Brixmor Operating Partnership LP	3.650%	6/15/24	285	276
	Brixmor Operating Partnership LP	3.850%	2/1/25	60	58
	Brixmor Operating Partnership LP	4.125%	6/15/26	855	825
	Camden Property Trust	4.625%	6/15/21	20	21
	Camden Property Trust	4.875%	6/15/23	25	26
	Camden Property Trust	4.250%	1/15/24	65	67
	Camden Property Trust	3.500%	9/15/24	30	30
	Camden Property Trust	4.100%	10/15/28	1,290	1,306
	Physicians Realty LP	3.950%	1/15/28	6,285	5,934
	VEREIT Operating Partnership LP	4.625%	11/1/25	3,225	3,230
	VEREIT Operating Partnership LP	4.875%	6/1/26	200	200
	VEREIT Operating Partnership LP	3.950%	8/15/27	3,400	3,153
14	WEA Finance LLC	4.125%	9/20/28	3,620	3,622
					129,030
Industrial (18.0%)
	Basic Industry (0.6%)
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	225	212
	DowDuPont Inc.	5.319%	11/15/38	1,400	1,446
14	Hi-Crush Partners LP	9.500%	8/1/26	150	111
	Nutrien Ltd.	6.500%	5/15/19	100	101
19	Praxair Inc.	1.625%	12/1/25	1,180	1,408
14	Suzano Austria GmbH	7.000%	3/16/47	720	740

14	WRKCo Inc.	4.650%	3/15/26	2,000	2,026

	Capital Goods (1.5%)
14	Berry Global Inc.	4.500%	2/15/26	338	311
	Caterpillar Financial Services Corp.	3.650%	12/7/23	3,500	3,543
	Embraer Netherlands Finance BV	5.050%	6/15/25	100	101
	Embraer SA	5.150%	6/15/22	400	413
8	General Electric Co.	5.000%	12/31/49	1,235	943
19	Johnson Controls International plc	1.375%	2/25/25	6,645	7,504
14	Mueller Water Products Inc.	5.500%	6/15/26	790	766
20	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	260	260
14,15	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.936%	7/15/21	250	249
	United Rentals North America Inc.	6.500%	12/15/26	275	271
	United Rentals North America Inc.	5.500%	5/15/27	215	200
	United Rentals North America Inc.	4.875%	1/15/28	261	229

	Communication (2.5%)
	Comcast Corp.	3.375%	8/15/25	7,375	7,161
	Comcast Corp.	4.150%	10/15/28	3,735	3,793
	Comcast Corp.	4.700%	10/15/48	960	974
14	CSC Holdings LLC	5.375%	2/1/28	450	413
14	CSC Holdings LLC	7.500%	4/1/28	250	249
19	Discovery Communications LLC	2.375%	3/7/22	4,564	5,489
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	435	412
	Qwest Corp.	6.750%	12/1/21	468	479
	Qwest Corp.	7.250%	9/15/25	200	207
	T-Mobile USA Inc.	4.500%	2/1/26	500	461
	T-Mobile USA Inc.	4.750%	2/1/28	250	228
17	Verizon Communications Inc.	4.050%	2/17/25	1,250	899
	Viacom Inc.	4.375%	3/15/43	2,695	2,134
	Viacom Inc.	5.850%	9/1/43	2,335	2,294

	Consumer Cyclical (3.3%)
14	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	155	142
14	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	415	378
	Boyd Gaming Corp.	6.000%	8/15/26	250	236
14	Churchill Downs Inc.	4.750%	1/15/28	350	317
14	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC	7.500%	5/1/25	550	514
	General Motors Co.	4.875%	10/2/23	8,000	8,017
	General Motors Financial Co. Inc.	4.200%	3/1/21	300	298
	General Motors Financial Co. Inc.	4.375%	9/25/21	510	512
	General Motors Financial Co. Inc.	3.500%	11/7/24	2,542	2,311
	General Motors Financial Co. Inc.	5.250%	3/1/26	650	636
14	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	919	880
14	Hyundai Capital America	3.100%	4/5/22	220	215
14	International Game Technology plc	6.250%	1/15/27	450	430
	Lennar Corp.	4.750%	11/29/27	198	180
14	Live Nation Entertainment Inc.	5.625%	3/15/26	217	213
	MGM Resorts International	5.750%	6/15/25	459	443
14	Nissan Motor Acceptance Corp.	3.875%	9/21/23	5,500	5,471
14	Performance Food Group Inc.	5.500%	6/1/24	1,370	1,336
19	Richemont International Holding SA	1.000%	3/26/26	6,500	7,391

19	Volkswagen Leasing GmbH	1.000%	2/16/23	2,890	3,241

	Consumer Noncyclical (0.9%)
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	1,845	1,658
14	Aramark Services Inc.	5.000%	2/1/28	715	665
	CVS Health Corp.	4.300%	3/25/28	4,700	4,600
	DaVita Inc.	5.125%	7/15/24	150	141
	HCA Inc.	4.750%	5/1/23	1,100	1,083
	HCA Inc.	5.375%	9/1/26	170	164
	HCA Inc.	5.625%	9/1/28	258	249
14	Hologic Inc.	4.375%	10/15/25	325	302
14	Hologic Inc.	4.625%	2/1/28	300	271
14	Resideo Funding Inc.	6.125%	11/1/26	200	200

	Energy (5.3%)
8,14	AI Candelaria Spain SLU	7.500%	12/15/28	1,700	1,636
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	3,000	2,752
	BP Capital Markets America Inc.	3.790%	2/6/24	2,395	2,437
	BP Capital Markets plc	3.814%	2/10/24	3,000	3,007
	Buckeye Partners LP	4.125%	12/1/27	375	335
	Buckeye Partners LP	5.600%	10/15/44	900	779
	ConocoPhillips Co.	4.950%	3/15/26	4,000	4,286
	Continental Resources Inc.	3.800%	6/1/24	8,000	7,560
	Enable Midstream Partners LP	4.950%	5/15/28	1,110	1,047
	Energy Transfer Operating LP	5.500%	6/1/27	1,028	1,002
	Energy Transfer Partners LP	9.700%	3/15/19	260	263
	EQT Corp.	3.900%	10/1/27	4,300	3,704
	MPLX LP	5.500%	2/15/49	3,810	3,695
	Phillips 66	4.875%	11/15/44	1,730	1,686
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	5,432	5,643
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	6,245	6,590
14	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	4.750%	10/1/23	243	238
14	Thaioil Treasury Center Co. Ltd.	5.375%	11/20/48	960	970
	Total Capital International SA	3.700%	1/15/24	3,276	3,328
	Valero Energy Corp.	3.400%	9/15/26	2,000	1,832

	Other Industrial (0.1%)
16	Aroundtown SA	3.000%	10/16/29	483	560

	Technology (2.7%)
	Apple Inc.	2.400%	5/3/23	10,000	9,683
	Apple Inc.	3.000%	2/9/24	10,000	9,843
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	500	448
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	900	775
14	NXP BV / NXP Funding LLC	4.875%	3/1/24	3,000	3,007
19	SAP SE	1.375%	3/13/30	2,300	2,605
14	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	680	619
	Western Digital Corp.	4.750%	2/15/26	700	607

	Transportation (1.1%)
8,14	Air Canada 2013-1 Class B Pass Through Trust	5.375%	5/15/21	2,063	2,085
17	Asciano Finance Ltd.	5.400%	5/12/27	1,000	731

17	Aurizon Network Pty Ltd.	4.000%	6/21/24	2,500	1,768
8	Continental Airlines 2005-ERJ1 Pass Through Trust	9.798%	10/1/22	133	139
	CSX Corp.	4.750%	11/15/48	2,675	2,704
17	Qantas Airways Ltd.	7.500%	6/11/21	2,500	1,940
8	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	1,419	1,477
					180,302

Utilities (1.1%)
	Electric (1.0%)
14	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,100	2,082
14	EDP Finance BV	4.125%	1/15/20	94	94
14	EDP Finance BV	5.250%	1/14/21	1,600	1,632
14	EDP Finance BV	3.625%	7/15/24	2,750	2,596
	Exelon Corp.	3.950%	6/15/25	130	128
	Virginia Electric & Power Co.	3.450%	2/15/24	4,500	4,505

	Other Utility (0.1%)
[17]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	750	537
					11,574
Total Corporate Bonds (Cost $326,906)					320,906
Sovereign Bonds (6.0%)
8,14	Aeropuerto Internacional de Tocumen SA	6.000%	11/18/48	375	373
14	Arab Petroleum Investments Corp.	4.125%	9/18/23	2,800	2,802
	Argentine Republic	6.875%	1/26/27	1,695	1,288
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	1,000	937
8	Bermuda	4.750%	2/15/29	1,160	1,177
	BOC Aviation Ltd.	3.875%	5/9/19	200	200
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,000	1,015
	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	200	202
8	Dominican Republic	6.850%	1/27/45	720	707
	Ecopetrol SA	4.125%	1/16/25	750	712
	Empresa Nacional del Petroleo	4.750%	12/6/21	1,500	1,516
8,14	Empresa Nacional del Petroleo	5.250%	11/6/29	1,920	1,944
	Equinor ASA	2.450%	1/17/23	600	582
	Export-Import Bank of India	3.875%	10/2/19	500	502
14	Export-Import Bank of India	3.875%	2/1/28	240	225
	Export-Import Bank of Korea	2.250%	1/21/20	1,200	1,190
	Export-Import Bank of Korea	5.125%	6/29/20	500	515
	Export-Import Bank of Korea	3.000%	11/1/22	200	197
	Federal Republic of Nigeria	7.625%	11/21/25	460	445
14	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	300	299
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	200	197
	NTPC Ltd.	4.250%	2/26/26	250	240
14	Ontario Teachers’ Cadillac Fairview Properties Trust	3.125%	3/20/22	200	198
14	Ontario Teachers’ Cadillac Fairview Properties Trust	3.875%	3/20/27	200	198
8	Oriental Republic of Uruguay	4.975%	4/20/55	600	574
14	Perusahaan Listrik Negara PT	6.250%	1/25/49	330	334
	Petroleos Mexicanos	5.500%	1/21/21	2,775	2,773
	Petroleos Mexicanos	6.875%	8/4/26	1,350	1,322
	Petroleos Mexicanos	6.500%	3/13/27	640	605
	Petroleos Mexicanos	6.500%	1/23/29	4,625	4,304
	Province of Quebec	7.125%	2/9/24	200	238
	Republic of Colombia	4.000%	2/26/24	1,850	1,829

8	Republic of Colombia	4.500%	3/15/29	1,230	1,215
	Republic of Colombia	10.375%	1/28/33	1,652	2,477
	Republic of Croatia	6.750%	11/5/19	1,500	1,539
	Republic of Guatemala	4.500%	5/3/26	730	685
	Republic of Hungary	6.250%	1/29/20	1,200	1,234
	Republic of Latvia	2.750%	1/12/20	2,000	1,987
	Republic of Lithuania	6.125%	3/9/21	365	386
	Republic of Lithuania	6.625%	2/1/22	2,000	2,181
	Republic of Panama	8.125%	4/28/34	150	200
8	Republic of Panama	4.500%	4/16/50	320	305
	Republic of Paraguay	4.625%	1/25/23	1,059	1,066
	Republic of Serbia	7.250%	9/28/21	1,500	1,616
14	SABIC Capital II BV	4.000%	10/10/23	2,100	2,087
	Socialist Republic of Vietnam	6.750%	1/29/20	800	825
19	State of Israel	2.875%	1/29/24	550	699
	State of Israel	3.250%	1/17/28	650	639
	Ukraine	8.994%	2/1/24	800	745
	Ukraine	9.750%	11/1/28	530	498
	United Mexican States	3.625%	3/15/22	2,998	2,965
21	United Mexican States	10.000%	12/5/24	5,000	269
21	United Mexican States	8.500%	5/31/29	149,200	7,448
Total Sovereign Bonds (Cost $61,077)					60,706
Taxable Municipal Bonds (0.2%)
	California GO	7.550%	4/1/39	500	716
	Chicago IL Board of Education GO	6.319%	11/1/29	100	99
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	450	494
22	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	400	485
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	500	500
Total Taxable Municipal Bonds (Cost $2,310)					2,294
				Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
23	Vanguard Market Liquidity Fund (Cost $4,501)	2.530%		45,016	4,501
Total Investments (101.9%) (Cost $1,033,313)					1,022,593
Other Assets and Liabilities-Net (-1.9%)					(18,862)
Net Assets (100%)					1,003,731

1	Securities with a value of $2,045,000 have been segregated as initial margin for open futures contracts.

2	Securities with a value of $430,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.

3	Securities with a value of $453,000 have been segregated as initial margin for open cleared swap contracts.

4	Securities with a value of $553,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.

5	U.S. government-guaranteed.

6	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

7

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2018.

10	Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.

11	Adjustable-rate security based upon 1-month USD LIBOR plus spread.

12	Inverse floating rate Interest-only security whose interest rate is derived by subtracting 1-month USD LIBOR from a cap.

13	Interest-only security.

14

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $113,853,000, representing 11.3% of net assets.

15	Adjustable-rate security based upon 3-month USD LIBOR plus spread.

16	Face amount denominated in British pounds.

17	Face amount denominated in Australian dollars.

18	Adjustable-rate security based upon 3-month AUD Australian Bank Bill Rate plus spread.

19	Face amount denominated in euro.

20	Scheduled principal and interest payments are guaranteed by bank letter of credit.

21	Face amount denominated in Mexican peso.

22	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

23	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End
Options Written
	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contract	1/25/19	18	$120.50	2,169	(29)
10-Year U.S. Treasury Note Futures Contract	1/25/19	27	121.00	3,267	(32)
10-Year U.S. Treasury Note Futures Contract	2/22/19	36	121.00	4,356	(49)
					(110)

Put Options
10-Year U.S. Treasury Note Futures Contract	1/25/19	18	$120.50	2,169	(2)
10-Year U.S. Treasury Note Futures Contract	1/25/19	27	121.00	3,267	(5)
10-Year U.S. Treasury Note Futures Contract	2/22/19	36	121.00	4,356	(12)
					(19)
					(129)

Core Bond Fund

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions
Call Options
30-Year Interest Rate Swap, Receives 3 month LIBOR Quarterly, Pays 2.873% Semiannually	CITNA	1/28/19	2.873%	1,090	(23)
5-Year CDX-NA-IG-S31-V1 Credit Protection Sold, Receives 1.000% Quarterly	GSI	2/20/19	0.950%	2,200[1]	(10)
5- Year CDX-NA-IG-S31-V1 Credit Protection Sold, Receives 1.000% Quarterly	JPM	1/16/19	0.850%	2,170[1]	(2)
					(35)

Put Options
30-Year Interest Rate Swap, Pays 3 month LIBOR Quarterly, Receives 2.873% Semiannually	CITNA	1/28/19	0.029%	1,090	(12)
5- Year CDX-NA-IG-S31-V1 Credit Protection Purchased, Pays 1.000% Quarterly	GSI	2/20/19	0.950%	2,200	(6)
5-Year CDX-NA-IG-S31-V1 Credit Protection Purchased, Pays 1.000% Quarterly	JPM	1/16/19	0.850%	2,170	(6)
					(24)
					(59)
Total Options Written					(188)

CITNA—Citibank N.A.

GSI—Goldman Sachs International.

JPM—JP Morgan Securities.

1 The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2019	204	43,312	249
Ultra Long U.S. Treasury Bond	March 2019	179	28,757	1,461
30-Year U.S. Treasury Bond	March 2019	148	21,608	978
				2,688
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2019	(198)	(25,755)	(663)
10-Year U.S. Treasury Note	March 2019	(136)	(16,594)	(136)
Euro-Bobl	March 2019	(83)	(12,602)	(27)
Euro-Bund	March 2019	(66)	(12,367)	(68)
5-Year U.S. Treasury Note	March 2019	(84)	(9,634)	(84)

Core Bond Fund

AUD 3-Year Treasury Bond	March 2019	(60)	(4,742)	(20)
Long Gilt	March 2019	(17)	(2,669)	(20)
AUD 10-Year Treasury Bond	March 2019	(26)	(2,430)	(31)
Euro-Buxl	March 2019	(6)	(1,242)	(15)
Euro-Schatz	March 2019	(1)	(128)	—
				(1,064)
				1,624

Forward Currency Contracts

	Contract Settlement Date		Contract Amount (000)			Unrealized Appreciation (Depreciation	)
Counterparty			Receive		Deliver	($000)
JPMorgan Chase Bank, N.A.	1/16/19	AUD	75	USD	53	—
Barclays Capital	1/16/19	GBP	31	USD	39	—
Toronto-Dominion Bank	1/16/19	USD	34,394	EUR	30,126	(172)
Toronto-Dominion Bank	1/16/19	USD	13,299	AUD	18,884	(7)
Goldman Sachs Bank AG	1/16/19	USD	7,919	MXN	157,530	(76)
Toronto-Dominion Bank	1/16/19	USD	3,105	GBP	2,454	(26)
Morgan Stanley Capital Services LLC	1/16/19	USD	49	EUR	43	—
Goldman Sachs Bank AG	1/16/19	USD	29	GBP	23	—
Barclays Capital	1/16/19	USD	7	EUR	6	—
						(281)

AUD—Australian dollar.

EUR—Euro.

GBP—British pound.

MXN—Mexican peso.

USD—U.S. dollar.

Centrally Cleared Credit Default Swaps

Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1](%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S31-V1	12/20/23	USD	768	(1.000)	(4)	—

1                 Periodic premium received/paid quarterly.

USD—U.S. dollar.

Core Bond Fund

Over-the-Counter Credit Default Swaps

Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid) [2] (%)	Value ($000)	Remaining Up-Front Premium Received (Paid) ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold/Moody’s Rating
Berkshire Hathaway Inc./Aa2	6/20/21	GSI	55	1.000	1	—	1
Berkshire Hathaway Inc./Aa2	6/20/21	JPMC	70	1.000	1	—	1
Berkshire Hathaway Inc./Aa2	6/20/22	BARC	450	1.000	6	(6)	—
Berkshire Hathaway Inc./Aa2	12/20/22	BARC	400	1.000	5	(6)	(1)
Berkshire Hathaway Inc./Aa2	6/20/24	BARC	600	1.000	1	(6)	(5)
Berkshire Hathaway Inc./Aa2	6/20/24	JPMC	600	1.000	1	(5)	(4)
Metlife Inc./A3	12/20/21	BARC	100	1.000	1	—	1
Metlife Inc./A3	6/20/24	BARC	700	1.000	(4)	(1)	(5)
People’s Republic of China/A3	6/20/22	BNPSW	200	1.000	4	(2)	2
Petroleos Mexicanos/Baa3	12/20/23	DBAG	930	1.000	(93)	54	(39)
Republic of Peru/A3	12/20/23	BOANA	1,400	1.000	2	(11)	(9)
Southern Co./Baa2	6/20/22	JPMC	1,725	1.000	26	(20)	6
Valeo SA/Baa2	6/20/23	GSI	2,460[1]	1.000	(75)	(2)	(77)
Valeo SA/Baa2	6/20/23	JPMC	2,100[1]	1.000	(64)	(5)	(69)
					(188)	(10)	(198)

Core Bond Fund

Credit Protection Purchased
ArcelorMittal	12/20/23	CITNA	2,310[1]	(5.000)	(355)	442	87
Bank of China Ltd.	12/20/21	BNPSW	100	(1.000)	(2)	—	(2)
Bank of China Ltd.	6/20/22	BNPSW	200	(1.000)	(3)	—	(3)
Barclays Bank plc	12/20/23	BNPSW	255[1]	(1.000)	(1)	—	(1)
Bayerische Motoren Werke AG	12/20/23	BARC	15,000[1]	(1.000)	(179)	158	(21)
Commerzbank AG	6/20/21	BOANA	505	(1.000)	(3)	(5)	(8)
Deutsche Bank AG	12/20/22	JPMC	440	(1.000)	14	2	16
Dominion Energy Inc.	6/20/22	JPMC	215	(1.000)	(5)	5	—
Exelon Corp.	6/20/22	JPMC	345	(1.000)	(9)	8	(1)
Exelon Corp.	6/20/22	JPMC	215	(1.000)	(5)	5	—
Federative Republic of Brazil	12/20/23	BARC	3,000	(1.000)	140	(146)	(6)
Federative Republic of Brazil	12/20/23	JPMC	2,000	(1.000)	93	(98)	(5)
LafargeHolcim Ltd.	12/20/23	BARC	4,100[1]	(1.000)	106	(80)	26
LafargeHolcim Ltd.	12/20/23	BARC	3,465[1]	(1.000)	90	(38)	52
LafargeHolcim Ltd.	12/20/23	BARC	2,700[1]	(1.000)	70	(87)	(17)
LafargeHolcim Ltd.	12/20/23	BARC	1,345[1]	(1.000)	35	(43)	(8)
Lincoln National Corp.	6/20/21	BARC	35	(1.000)	—	—	—
Lincoln National Corp.	6/20/21	BARC	25	(1.000)	(1)	—	(1)
Lincoln National Corp.	12/20/21	BARC	100	(1.000)	(1)	—	(1)
McDonald’s Corp.	6/20/22	GSI	325	(1.000)	(8)	7	(1)
People’s Republic of China	6/20/23	GSI	1,200	(1.000)	(21)	15	(6)

Core Bond Fund

Sempra Energy	6/20/22	JPMC	345	(1.000)	(7)	8	1
Sempra Energy	6/20/22	JPMC	215	(1.000)	(4)	5	1
Societe Generale SA	12/20/21	JPMC	325	(1.000)	(5)	2	(3)
Societe Generale SA	12/20/23	JPMC	1,960[1]	(1.000)	20	(18)	2
Societe Generale SA	12/20/23	JPMC	980[1]	(1.000)	10	(9)	1
Standard Chartered Bank	12/20/21	JPMC	185	(1.000)	(3)	(1)	(4)
State of Qatar	6/20/22	BOANA	340	(1.000)	(5)	(3)	(8)
State of Qatar	6/20/22	CITNA	660	(1.000)	(10)	(6)	(16)
					(49)	123	74
					(237)	113	(124)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.

2 Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

BOANA—Bank of America, N.A.

CITNA—Citibank N.A.

DBAG—Deutsche Bank AG.

GSI—Goldman Sachs International.

JPMC—JP Morgan Chase Bank.

At December 31, 2018, a counterparty had deposited in segregated account securities with a value of $535,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps

Termination Date	Future Effective Date	Notional Amount ($000)	Fixed Interest Rate Received (Paid) [2] (%)	Floating Interest Rate Received (Paid) [3] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/20/20	3/20/19[1]	2,102	2.750	(0.000)	1	2
3/22/21	3/20/19[1]	6,696	2.750	(0.000)	17	20
3/21/22	3/20/19[1]	289	2.750	(0.000)	2	1
3/20/23	3/20/19[1]	1,319	2.750	(0.000)	10	8
3/20/24	3/20/19[1]	8	2.750	(0.000)	—	—
3/20/26	3/20/19[1]	4	2.750	(0.000)	—	—

Core Bond Fund

1/4/49	1/3/19[1]	187	2.842	(0.000)	—	—
					30	31

1         Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2         Fixed interest payment received/paid semiannually.

3         Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Core Bond Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Core Bond Fund

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the

Core Bond Fund

counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2018, counterparties had deposited in segregated accounts cash with a value of $390,000 in connection with TBA transactions.

H. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the

Core Bond Fund

future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

I. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	488,354	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	145,832	—
Corporate Bonds	—	320,906	—
Sovereign Bonds	—	60,706	—
Taxable Municipal Bonds	—	2,294	—
Temporary Cash Investments	4,501	—	—
Option Contracts Written	(129)	(59)	—
Futures Contracts—Assets[1]	229	—	—
Futures Contracts—Liabilities[1]	(212)	—	—
Forward Currency Contracts—Liabilities	—	(281)	—
Swap Contracts—Assets	11[1]	197	—
Swap Contracts—Liabilities	—	(321)	—
Total	4,400	1,017,628	—

1 Represents variation margin on the last day of the reporting period.

Vanguard Emerging Markets Bond Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Angola (1.4%)
Sovereign Bonds (1.4%)
	Republic of Angola	9.375%	5/8/48	1,250	1,173
Total Angola (Cost $1,255)					1,173
Argentina (6.0%)
Sovereign Bonds (6.0%)
	Argentine Republic	5.625%	1/26/22	600	507
	Argentine Republic	6.875%	1/26/27	4,742	3,604
1	Argentine Republic	2.500%	12/31/38	700	384
1	City of Buenos Aires	8.950%	2/19/21	500	498
Total Argentina (Cost $5,443)					4,993
Armenia (0.7%)
Sovereign Bonds (0.7%)
	Republic of Armenia	6.000%	9/30/20	400	404
	Republic of Armenia	7.150%	3/26/25	200	210
Total Armenia (Cost $625)					614
Azerbaijan (1.0%)
Sovereign Bonds (1.0%)
1	Republic of Azerbaijan	3.500%	9/1/32	1,000	832
Total Azerbaijan (Cost $830)					832
Bermuda (2.0%)
Sovereign Bonds (2.0%)
	Bermuda	4.854%	2/6/24	494	513
1	Bermuda	4.750%	2/15/29	1,150	1,167
Total Bermuda (Cost $1,649)					1,680
Brazil (3.0%)
Corporate Bonds (1.0%)
2	Suzano Austria GmbH	7.000%	3/16/47	780	801
Sovereign Bonds (2.0%)
	Federative Republic of Brazil	5.000%	1/27/45	850	742
	Petrobras Global Finance BV	5.299%	1/27/25	854	816
	Petrobras Global Finance BV	7.375%	1/17/27	152	156
					1,714
Total Brazil (Cost $2,459)					2,515
Chile (6.8%)
Corporate Bonds (0.7%)
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	600	567
Sovereign Bonds (6.1%)
	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	1,500	1,515
	Empresa Nacional del Petroleo	4.375%	10/30/24	465	458
	Empresa Nacional del Petroleo	3.750%	8/5/26	1,120	1,049

1,2	Empresa Nacional del Petroleo	5.250%	11/6/29	2,100	2,126
					5,148
	Total Chile (Cost $5,735)				5,715
	Colombia (4.0%)
	Sovereign Bonds (4.0%)
	Republic of Colombia	4.000%	2/26/24	2,150	2,125
	Republic of Colombia	10.375%	1/28/33	615	922
1	Republic of Colombia	5.000%	6/15/45	350	332
	Total Colombia (Cost $3,406)				3,379
	Costa Rica (1.7%)
	Sovereign Bonds (1.7%)
	Republic of Costa Rica	7.000%	4/4/44	400	338
	Republic of Costa Rica	7.158%	3/12/45	1,300	1,116
	Total Costa Rica (Cost $1,563)				1,454
	Cote d’Ivoire (1.0%)
	Sovereign Bonds (1.0%)
3	Republic of Cote d’Ivoire	5.250%	3/22/30	500	504
3	Republic of Cote d’Ivoire	6.625%	3/22/48	350	337
	Total Cote d’Ivoire (Cost $939)				841
	Croatia (0.7%)
	Sovereign Bonds (0.7%)
3	Republic of Croatia	3.000%	3/20/27	500	603
	Total Croatia (Cost $609)				603
	Dominican Republic (2.1%)
	Sovereign Bonds (2.1%)
	Dominican Republic	6.875%	1/29/26	500	524
	Dominican Republic	6.500%	2/15/48	1,350	1,277
	Total Dominican Republic (Cost $1,881)				1,801
	Ecuador (0.4%)
	Sovereign Bonds (0.4%)
	Republic of Ecuador	7.950%	6/20/24	400	353
	Total Ecuador (Cost $365)				353
	Egypt (1.5%)
	Sovereign Bonds (1.5%)
	Arab Republic of Egypt	8.500%	1/31/47	1,400	1,265
	Total Egypt (Cost $1,358)				1,265
	El Salvador (2.7%)
	Sovereign Bonds (2.7%)
	Republic of El Salvador	7.750%	1/24/23	1,750	1,801
	Republic of El Salvador	6.375%	1/18/27	500	461
	Total El Salvador (Cost $2,321)				2,262
	Guatemala (3.1%)
	Sovereign Bonds (3.1%)
	Republic of Guatemala	5.750%	6/6/22	1,650	1,706
	Republic of Guatemala	4.500%	5/3/26	925	868
	Total Guatemala (Cost $2,581)				2,574
	Honduras (1.4%)
	Sovereign Bonds (1.4%)
	Republic of Honduras	6.250%	1/19/27	1,200	1,185
	Total Honduras (Cost $1,236)				1,185

	Hungary (2.0%)
	Sovereign Bonds (2.0%)
	Republic of Hungary	6.375%	3/29/21	600	633
	Republic of Hungary	5.375%	2/21/23	1,000	1,060
	Total Hungary (Cost $1,715)				1,693
	India (0.6%)
	Sovereign Bonds (0.6%)
2	Export-Import Bank of India	3.875%	2/1/28	565	530
	Total India (Cost $564)				530
	Indonesia (8.4%)
	Sovereign Bonds (8.4%)
2	Perusahaan Listrik Negara PT	6.250%	1/25/49	300	304
	Republic of Indonesia	3.375%	4/15/23	1,580	1,527
	Republic of Indonesia	5.875%	1/15/24	4,650	4,962
	Republic of Indonesia	4.450%	2/11/24	280	282
	Total Indonesia (Cost $7,053)				7,075
	Jordan (0.5%)
	Sovereign Bonds (0.5%)
	Hashemite Kingdom of Jordan	7.375%	10/10/47	500	443
	Total Jordan (Cost $464)				443
	Kazakhstan (2.5%)
	Sovereign Bonds (2.5%)
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	700	679
	Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	600	630
	KazMunayGas National Co. JSC	6.375%	10/24/48	750	753
	Total Kazakhstan (Cost $2,163)				2,062
	Kenya (0.8%)
	Sovereign Bonds (0.8%)
	Republic of Kenya	7.250%	2/28/28	750	670
	Total Kenya (Cost $704)				670
	Latvia (0.2%)
	Sovereign Bonds (0.2%)
	Republic of Latvia	2.750%	1/12/20	200	199
	Total Latvia (Cost $199)				199
	Lebanon (0.7%)
	Sovereign Bonds (0.7%)
	Lebanon Government International Bond	7.250%	3/23/37	400	306
	Republic of Lebanon	6.650%	11/3/28	400	307
	Total Lebanon (Cost $652)				613
	Lithuania (0.9%)
	Sovereign Bonds (0.9%)
	Republic of Lithuania	6.125%	3/9/21	170	180
	Republic of Lithuania	6.625%	2/1/22	500	545
	Total Lithuania (Cost $726)				725
	Mexico (7.9%)
	Corporate Bonds (0.5%)
1,2	Grupo Bimbo SAB de CV	5.950%	7/17/66	400	395

	Sovereign Bonds (7.4%)
	Petroleos Mexicanos	5.500%	1/21/21	1,250	1,249
	Petroleos Mexicanos	6.875%	8/4/26	1,600	1,566
	Petroleos Mexicanos	6.500%	1/23/29	2,000	1,861
	Petroleos Mexicanos	5.625%	1/23/46	1,000	759
4	United Mexican States	8.500%	5/31/29	16,100	804
					6,239
	Total Mexico (Cost $7,021)				6,634
	Nigeria (1.9%)
	Sovereign Bonds (1.9%)
	Federal Republic of Nigeria	7.625%	11/21/25	470	455
	Federal Republic of Nigeria	6.500%	11/28/27	1,270	1,124
	Total Nigeria (Cost $1,616)				1,579
	Oman (1.5%)
	Sovereign Bonds (1.5%)
	Sultanate of Oman	6.750%	1/17/48	1,500	1,237
	Total Oman (Cost $1,467)				1,237
	Panama (2.8%)
	Sovereign Bonds (2.8%)
1,2	Aeropuerto Internacional de Tocumen SA	6.000%	11/18/48	650	646
	Republic of Panama	9.375%	4/1/29	535	739
1	Republic of Panama	4.500%	4/16/50	985	940
	Total Panama (Cost $2,346)				2,325
	Paraguay (3.6%)
	Sovereign Bonds (3.6%)
	Republic of Paraguay	4.625%	1/25/23	3,000	3,020
	Total Paraguay (Cost $3,036)				3,020
	Peru (1.2%)
	Sovereign Bonds (1.2%)
	Corp Financiera de Desarrollo SA	4.750%	7/15/25	900	895
	Republic of Peru	8.750%	11/21/33	50	74
	Total Peru (Cost $967)				969
	Romania (1.7%)
	Sovereign Bonds (1.7%)
	Republic of Romania	5.125%	6/15/48	1,500	1,446
	Total Romania (Cost $1,460)				1,446
	Russia (0.9%)
	Sovereign Bonds (0.9%)
	Russian Federation	4.250%	6/23/27	800	763
	Total Russia (Cost $777)				763
	Senegal (0.8%)
	Sovereign Bonds (0.8%)
1	Republic of Senegal	6.750%	3/13/48	800	662
	Total Senegal (Cost $727)				662
	Serbia, Republic Of (0.7%)
	Sovereign Bonds (0.7%)
	Serbia International Bond	4.875%	2/25/20	600	606
	Total Serbia, Republic Of (Cost $606)				606

South Africa (2.9%)
Sovereign Bonds (2.9%)
	Republic of South Africa	5.875%	9/16/25	1,500	1,519
5	Republic of South Africa	6.500%	2/28/41	18,000	871
Total South Africa (Cost $2,388)					2,390
Spain (0.8%)
Corporate Bonds (0.8%)
1,2	AI Candelaria Spain SLU	7.500%	12/15/28	700	674
Total Spain (Cost $700)					674
Supranational (1.5%)
Sovereign Bonds (1.5%)
2	Arab Petroleum Investments Corp.	4.125%	9/18/23	800	800
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	500	469
Total Supranational (Cost $1,270)					1,269
Thailand (1.2%)
Corporate Bonds (1.2%)
2	Thaioil Treasury Center Co. Ltd.	5.375%	11/20/48	1,000	1,010
Total Thailand (Cost $989)					1,010
Trinidad And Tobago (0.6%)
Sovereign Bonds (0.6%)
	Petroleum Co. of Trinidad & Tobago Ltd.	9.750%	8/14/19	500	478
Total Trinidad And Tobago (Cost $514)					478
Turkey (1.2%)
Sovereign Bonds (1.2%)
	Republic of Turkey	7.250%	12/23/23	500	513
3	Republic of Turkey	5.200%	2/16/26	400	456
Total Turkey (Cost $951)					969
Ukraine (5.2%)
Sovereign Bonds (5.2%)
	Ukraine	7.750%	9/1/22	2,000	1,836
	Ukraine	8.994%	2/1/24	500	466
	Ukraine	9.750%	11/1/28	750	704
1	Ukraine Government International Bond	7.375%	9/25/32	1,200	956
1	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	400	375
Total Ukraine (Cost $4,759)					4,337
United States (2.9%)
U.S. Government and Agency Obligations (2.9%)
	United States Treasury Note/Bond	3.125%	11/15/28	1,900	1,972
	United States Treasury Note/Bond	3.375%	11/15/48	400	429
Total United States (Cost $2,378)					2,401
Uruguay (0.6%)
Sovereign Bonds (0.6%)
1	Oriental Republic of Uruguay	5.100%	6/18/50	500	493
Total Uruguay (Cost $476)					493
Venezuela (0.9%)
Sovereign Bonds (0.9%)
6	Bolivarian Republic of Venezuela	11.750%	10/21/26	640	152
6	Bolivarian Republic of Venezuela	7.000%	3/31/38	500	113

1,6	Petroleos de Venezuela SA	6.000%	11/15/26	2,850	420
6	Petroleos de Venezuela SA	5.375%	4/12/27	462	69
Total Venezuela (Cost $1,039)					754
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
7	Vanguard Market Liquidity Fund (Cost $589)	2.530%		5,887	589
Total Temporary Cash Investments (Cost $589)					589
	Expiration Date		Exercise Price	Notional Amount ($000)	Market Value ($000)
Options Purchased (0.1%)
Foreign Currency Options
Put Options
MXN	1/11/19		$20.0625	3,500	83
Total Options Purchased (Cost $33)					83
Total Investments (97.7%) (Cost $84,604)					81,937
Other Assets and Liabilities-Net (2.3%)[8,9]					1,964
Net Assets (100%)					83,901

1     The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $7,286,000, representing 8.7% of net assets.

3     Face amount denominated in euro.

4     Face amount denominated in Mexican peso.

5     Face amount denominated in South African rand.

6     Non-income-producing security—security in default.

7     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

8     Cash of $43,000 has been segregated as initial margin for open futures contracts.

9     Cash of $189,000 has been segregated as collateral for open cleared swap contracts.

MXN—Mexican peso.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short Contracts)	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	March 2019	11	1,767	8

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2019	(13)	(1,691)	(14)
Euro-Bund	March 2019	(6)	(1,124)	(6)
				(20)
				(12)

Emerging Markets Bond Fund

Forward Currency Contracts

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs Bank AG	1/15/2019	ZAR	25,125	USD	1,768	(24)
HSBC Bank USA, N.A.	1/25/2019	CNH	6,990	USD	1,014	3
Toronto-Dominion Bank	1/15/2019	RUB	68,099	USD	1,000	(25)
BNP Paribas	1/15/2019	ZAR	12,263	USD	850	1
Toronto-Dominion Bank	1/15/2019	MXN	15,958	USD	800	10
Toronto-Dominion Bank	1/23/2019	UAH	21,120	USD	750	10
Barclays Capital	1/15/2019	MXN	5,492	USD	269	9
Toronto-Dominion Bank	1/3/2019	BRL	785	USD	200	3
Deutsche Bank AG	1/15/2019	RUB	13,792	USD	200	(3)
Morgan Stanley Capital Services LLC	1/3/2019	BRL	390	USD	100	1
Morgan Stanley Capital Services LLC	1/15/2019	MXN	692	USD	34	1
Bank of America, N.A.	1/15/2019	USD	1,880	EUR	1,640	(2)
HSBC Bank USA, N.A.	1/15/2019	USD	1,296	ZAR	18,388	21
JPMorgan Chase Bank, N.A.	1/15/2019	USD	1,100	MXN	22,672	(51)
Toronto-Dominion Bank	10/29/2019	USD	1,000	CNH	7,055	(27)
Barclays Capital	1/15/2019	USD	800	MXN	15,969	(11)
Barclays Capital	1/15/2019	USD	700	ZAR	10,131	(3)
Goldman Sachs Bank AG	1/15/2019	USD	673	ZAR	9,689	1
Citibank, N.A.	1/15/2019	USD	450	ZAR	6,491	—
Goldman Sachs Bank AG	1/15/2019	USD	450	MXN	8,868	—
HSBC Bank USA, N.A.	1/3/2019	USD	300	BRL	1,158	1
Bank of America, N.A.	1/15/2019	USD	300	RUB	20,550	6
HSBC Bank USA, N.A.	1/15/2019	USD	293	MXN	5,878	(5)
Toronto-Dominion Bank	2/4/2019	USD	250	BRL	983	(3)
Goldman Sachs Bank AG	1/15/2019	USD	200	ZAR	2,892	(1)
Credit Suisse International	1/15/2019	USD	—	MXN	4	—
						(88)

Emerging Markets Bond Fund

BRL—Brazilian real.

CNH—Chinese yuan.

EUR—euro.

MXN—Mexican peso.

RUB—Russian ruble.

UAH—Ukraine hryvnia.

USD—U.S. dollar.

ZAR—South African rand.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination		Amount	(Paid)[1]	Value	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Ministry of Finance Malaysia/A3	12/20/23	BARC	2,750	1.000	(14)	(2)	(16)
Petroleos Mexicanos/Baa3	12/20/23	DBAG	1,400	1.000	(140)	81	(59)
Republic of Peru/A3	12/20/23	BOANA	3,700	1.000	6	(29)	(23)
Republic of Philippines/Baa2	12/20/23	BNPSW	1,400	1.000	7	(8)	(1)
Russian Federation/Ba1	12/20/23	GSI	1,150	1.000	(28)	31	3
Russian Federation/Ba1	12/20/23	JPMC	700	1.000	(17)	19	2
					(186)	92	(94)

Emerging Markets Bond Fund

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination		Amount	(Paid)[1]	Value	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Purchased
Federative Republic of Brazil	12/20/23	BARC	3,000	(1.000)	140	(146)	(6)
					(46)	(54)	(100)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the  reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

BOANA—Bank of America, N.A.

DBAG—Deutsche Bank AG.

GSI—Goldman Sachs International.

JPMC—JP Morgan Chase Bank.

Centrally Cleared Interest Rate Swaps

				Fixed	Floating
				Interest Rate	Interest Rate		Unrealized
	Future		Notional	Received	Received		Appreciation
	Effective		Amount	(Paid)	(Paid)	Value	(Depreciation)
Termination Date	Date		($000)	(%)[1]	(%)[2]	($000)	($000)
6/27/28	N/A	MXN	27,750	8.080	(8.583)	(69)	(69)

1 Fixed interest payment received/paid semiannually.

2 Based on 28-day Mexican Interbank Rate (TIIE) as of the most recent reset date and paid every 28 days.

MXN—Mexican peso.

Emerging Markets Bond Fund

Over-the-Counter Interest Rate Swaps

				Fixed	Floating
				Interest Rate	Interest Rate		Unrealized
			Notional	Received	Received		Appreciation
			Amount	(Paid)[1]	(Paid)[1,2]	Value	(Depreciation)
Termination Date	Counterparty		($000)	(%)	(%)	($000)	($000)
1/2/25	HSBC	BRL	5,184	10.455	(6.400)	162	162
1/2/25	HSBC	BRL	2,268	10.978	(6.400)	92	92
						254	254

BRL—Brazilian real.

HSBC—HSBC Holdings plc.

1 Fixed and Floating interest payment received/paid at maturity of contract.

2 Based on 1 Day Overnight Brazil CETIP Interbank Deposit Rate.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using

Emerging Markets Bond Fund

exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the

Emerging Markets Bond Fund

fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium

Emerging Markets Bond Fund

to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs,

Emerging Markets Bond Fund

OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Options on foreign currency are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Schedule of Investments as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Schedule of Investments as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments for Quarterlies.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Corporate Bonds	—	3,447	—
Sovereign Bonds	—	75,417
U.S. Government and Agency Obligations	—	2,401	—
Temporary Cash Investments	589	—	—
Options Purchased	83	—	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Forward Currency Contracts—Assets	—	67	—
Forward Currency Contracts— Liabilities	—	(155)
Swap Contracts—Assets	—[1,2]	259	—
Swap Contracts—Liabilities	—	(105)
Total	674	81,331	—

1 Represents variation margin on the last day of the reporting period.

2 Amount is less than $500.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 19, 2019

VANGUARD MALVERN FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.